UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-5514

(Investment Company Act File Number)

MTB Group of Funds

(Exact Name of Registrant as Specified in Charter)

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Address of Principal Executive Offices)

410.986.5600

(Registrant’s Telephone Number)

Thomas R. Rus

MTB Investment Advisors, Inc.

100 East Pratt St., 15th Floor

Baltimore, MD 21202

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/09

Date of Reporting Period: Quarter ended 07/31/08

ITEM 1.	SCHEDULE OF INVESTMENTS

MTB US TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY & OBLIGATIONS—50.3%
U.S. TREASURY BILL—34.2% (7)
1.45%, 8/07/08	$50,000,000	$49,982,667
1.35%, 8/14/08	50,000,000	49,974,542
1.46%, 8/28/08	50,000,000	49,945,625
1.57%, 9/04/08	50,000,000	49,924,208
1.59%, 9/18/08	50,000,000	49,912,667
1.53%, 9/25/08	25,000,000	24,941,944
1.67%, 11/13/08	50,000,000	49,706,778
1.71%, 1/02/09	50,000,000	49,566,875

Total U.S. Treasury Bill		373,955,306

U.S. TREASURY NOTE—16.1%
4.13%, 8/15/08	50,000,000	49,999,257
4.88%, 10/31/08	50,000,000	50,166,594
3.13%, 4/15/09	25,000,000	25,264,580
4.88%, 6/30/09	50,000,000	51,118,215

Total U.S. Treasury Note		176,548,646

Total U.S. Government Agency & Obligations (Cost $550,503,952)		550,503,952

REPURCHASE AGREEMENTS—49.7%
Interest in $237,000,000 repurchase agreement 2.05%, dated 7/31/08 under which JP Morgan Chase will repurchase a U.S. Treasury security maturing on 7/31/09 for $237,013,496 on 8/1/08. The Market Value of the underlying security at the end of the period was $241,657,763.	237,000,000	237,000,000
Interest in $52,000,000 repurchase agreement 2.02%, dated 7/31/08 under which Lehman Brothers will repurchase a U.S. Treasury security maturing on 1/29/09 for $52,002,918 on 8/1/08. The Market Value of the underlying security at the end of the period was $53,044,354.	52,000,000	52,000,000
Interest in $255,000,000 repurchase agreement 2.05%, dated 7/31/08 under which Morgan Stanley & Co. will repurchase a U.S. Government security with various maturities to 9/30/09 for $255,014,521 on 8/1/08. The Market Value of the underlying security at the end of the period was $258,321,117.	255,000,000	255,000,000

Total Repurchase Agreements (Cost $544,000,000)		544,000,000

Total Investments—100.0% (Cost $1,094,503,952)		1,094,503,952

Other assets less liabilities—0.0%		213,875

Total Net Assets—100.0%		$1,094,717,827

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	1,094,503,952	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$1,094,503,952	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB US GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY & OBLIGATIONS—81.7%
FEDERAL FARM CREDIT BANK—11.3%
2.33%, 8/02/08 (1)	$50,000,000	$49,997,892
2.33%, 8/15/08 (1)	150,000,000	149,988,480
2.33%, 8/01/08 (1)	98,000,000	97,980,276
2.31%, 8/21/08 (1)	100,000,000	100,000,000

Total Federal Farm Credit Bank		397,966,648

FEDERAL HOME LOAN BANK—34.1%
2.54%, 8/21/08 (1)	150,000,000	150,006,798
2.60%, 8/11/08 (1)	150,000,000	150,000,000
2.29%, 8/15/08 (1)	250,000,000	250,000,000
2.50%, 8/20/08 (1)	275,000,000	274,986,199
2.39%, 8/21/08 (1)	250,000,000	250,000,000
2.63%, 10/11/08 (1)	125,000,000	125,033,316

Total Federal Home Loan Bank		1,200,026,313

FEDERAL HOME LOAN MORTGAGE CORPORATION—12.3%
2.40%, 8/25/08 (6)(7)	100,000,000	99,832,000
2.67%, 1/12/09 (6)(7)	79,304,000	78,296,046
2.36%, 8/05/08 (1)	253,700,000	253,183,851

Total Federal Home Loan Mortgage Corporation		431,311,897

FEDERAL NATIONAL MORTGAGE ASSOCIATION—24.0%(6)(7)
2.01%, 8/07/08	100,000,000	99,938,333
2.40%, 8/20/08	250,000,000	249,736,112
2.39%, 10/01/08	100,000,000	99,261,222
2.49%, 10/27/08	150,000,000	149,119,125
2.52%, 12/22/08	150,000,000	148,415,083
2.67%, 2/17/09	100,000,000	98,741,667

Total Federal National Mortgage Association		845,211,542

Total U.S. Government Agency & Obligations (Cost $2,874,516,400)		2,874,516,400

REPURCHASE AGREEMENTS—18.3%
Interest in $400,000,000 repurchase agreement 2.13%, dated 7/31/08 under which Morgan Stanley & Co. will repurchase a U.S. Government security with various maturities to 4/7/28 for $400,023,667 on 8/1/08. The Market Value of the underlying security at the end of the period was $404,039,987	400,000,000	400,000,000
Interest in $242,000,000 repurchase agreement 2.08%, dated 7/31/08 under which Lehman Brothers will repurchase a Government Trust Certificate maturing on 9/15/15 for $242,013,982 on 8/1/08. The Market Value of the underlying security at the end of the period was $246,762,267.	242,000,000	242,000,000

Total Repurchase Agreements (Cost $642,000,000)		642,000,000

Total Investments—100.0% (Cost $3,516,516,400)		3,516,516,400

Other assets less liabilities—0.0%		(1,348,864)

Total Net Assets—100.0%		$3,515,167,536

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	3,516,516,400	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$3,516,516,400	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB TAX FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—11.6% (6)
Delaware County, PA, (Wachovia-LOC)
1.55%, 9/11/08	$2,000,000	$2,000,000
Montgomery County, PA, IDA, (BNP Paribas LOC), Mandatory Tender,
1.60%, 8/14/08	4,460,000	4,460,000

New York State Power Authority, (Baden LOC)/(Bayerische Landesbank (GTD) LOC)/(Bank of America N.A. LOC)/ (Bank of New York LOC)/(Bank of Nova Scotia)/(JP Morgan Chase Bank)/(State Street Bank & Trust)/(Wachovia Bank N.A. LOC),

1.70%, 8/14/08	4,000,000	4,000,000
Regional Transit District, CO, (West LB LOC)
1.80%, 10/07/08	5,000,000	5,000,000

Total Commercial Paper (Cost $15,460,000)		15,460,000

MUNICIPAL BONDS—16.4%
FLORIDA—1.5%
Palm Beach County, FL, Solid Waste Authority Refunding Revenue Bonds (Series A), (AMBAC INS)/(Original Issue Yield: 5.25%),
6.00%, 10/01/08	2,000,000	2,008,968

GEORGIA—3.8%
Atlanta, GA, City of, Airport General Revenue Refunding Revenue Bonds (Series 2003RF-A), (MBIA INS),
5.00%, 1/01/09	5,000,000	5,043,966

ILLINOIS—3.8%
Lake County Illinois, Community School District No 050 Woodland, GO Unlimited Bonds (Series A), (FGIC INS)/(PRF 12/01/08 @ 100)/(Original Issue Yield: 5.50%)
6.00%, 12/01/20	5,000,000	5,079,172

PENNSYLVANIA—3.5%
Allegheny County, PA, TRANs, (Series 2008)
4.00%, 12/31/08	4,000,000	4,019,717
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds (Series A), (Pennsylvania University Health System)/(Original Issue Yield: 3.17%),
5.00%, 8/15/08	645,000	645,892

Total Pennsylvania		4,665,609

TEXAS—3.8%
Laredo Texas Sports Venue Sales Tax Revenue, (FGIC INS)/(US Government Securities PRF 3/15/09 @ 100)/(Original Issue Yield: 5.46%),
5.38%, 3/15/23	4,955,000	5,056,951

Total Municipal Bonds (Cost $21,854,666)		21,854,666

SHORT-TERM MUNICIPAL BONDS—69.2% (4)
ALABAMA—2.3%
Mobile, AL, IDB, (Series B) Weekly VRDNs Dock & Wharf Revenue (Holnam Inc.)/(Wachovia Bank N.A. LOC)
2.18%, 8/06/08	2,000,000	2,000,000
Montgomery AL, IDB, Pollution Control & Solid Waste Discount Note, Refunding Revenue Bonds, (General Electric Company),
2.01%, 8/01/08	1,000,000	1,000,000

Total Alabama		3,000,000

COLORADO—5.6%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds (Series A-9) Daily VRDNs, (JFMC Facilities Corp.)/(Bank of America N.A.)
2.10%, 8/01/08	2,000,000	2,000,000
Colorado Springs, CO, Utilities Refunding Bonds (Series A) Weekly VRDNs, (Dexia Credit Local)
2.18%, 8/07/08	4,000,000	4,000,000
Colorado Springs, CO, Utility System, Lien – (Series A), Weekly VRDNs (Dexia Credit Local LIQ)
2.18%, 8/07/08	1,500,000	1,500,000

Total Colorado		7,500,000

GEORGIA—1.9%
Dekalb County, GA, MFH, Winterscreek Apartments Weekly VRDNs (FNMA COL)
2.19%, 8/06/08	2,600,000	2,600,000

INDIANA—4.5%
Elkhart County, IN, Weekly VRDNs (Hubbard Hills Estates Inc.)/(Fifth Third Bank INV)
2.41%, 8/08/08	1,735,000	1,735,000
Hammond, IN, Pollution Control Revenue Bonds, Daily VRDNs (Amoco Oil Co.)/(Obligated Group),
2.10%, 8/01/08	1,220,000	1,220,000
MT Vernon, IN, Pollution Control Revenue Bonds, Daily VRDNs, AMT (General Electric Co.),
2.18%, 8/01/08 (5)	3,000,000	3,000,000

Total Indiana		5,955,000

KENTUCKY—1.9%
Louisville & Jefferson County, KY, Regional Airport Authority, Special Facility Revenue Bonds, AMT (Series C) Daily VRDNs, (United Parcel Service Inc.)
2.18%, 8/01/08 (5)	2,500,000	2,500,000

LOUISIANA—2.3%
Louisiana Public Facilities Authority, LA, Hospital Refunding Revenue Bonds (Series D) Daily VRDNs, (JP Morgan Chase Bank)/(Franciscan Missionaries)
2.05%, 8/01/08	3,000,000	3,000,000

MARYLAND—3.0%
Maryland State Health & Higher Educational Facilities Authority (Series D0), Weekly VRDNS (Bank of America N.A. LIQ)
2.15%, 8/07/08	602,000	602,000
Montgomery County, MD, Housing Opportunites Commission, Multi-Purpose Revenue Bonds (Series A) Weekly VRDNs, (PNC Bank N.A.)
1.52%, 8/07/08	3,340,000	3,340,000

Total Maryland		3,942,000

MASSACHUSETTS—3.0%
Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Revenue Bonds (Series M-2), (Fleet National Bank LOC),
2.20%, 8/07/08	4,000,000	4,000,000

MISSISSIPPI—1.5%
Mississippi Business Finance Corp., Industrial Development Revenue, Weekly VRDNs, AMT (VC Regional Assembly/MFG)/(JP Morgan Chase Bank),
2.29%, 8/06/08 (5)	2,000,000	2,000,000

NEW HAMPSHIRE—3.6%
New Hampshire, HEFA, Refunding Revenue Bonds, Weekly VRDNs, (Dartmouth College)/(JP Morgan Chase Bank)
2.18%, 8/06/08	4,850,000	4,850,000

NEW YORK—10.5%
New York City, NY, IDA, Civic Facility Revenue Bonds, Weekly VRDNs, (Casa Project)/(National Center for Addiction/Substance)/(Chase Manhattan Bank)
2.10%, 8/07/08	1,275,000	1,275,000
New York City, NY, (Series A-4) Daily VRDNs, (Baden LOC),
2.00%, 8/01/08	2,000,000	2,000,000

New York City, NY, (Series F-4) Weekly VRDNs GO Bonds, (Helaba LOC),
2.13%, 8/06/08	1,475,000	1,475,000
New York City, NY, (Subseries A-6) Weekly VRDNs GO Bonds, (Baden LOC),
2.02%, 8/06/08	1,300,000	1,300,000
New York City, NY, GO Unlimited (Series B-Subseries B7) Daily VRDNs, (JP Morgan Chase & Co.)/(AMBAC INS)
2.00%, 8/01/08	1,000,000	1,000,000
New York City, NY, GO Unlimited (Series I-Subseries I-3) Daily VRDNs, (Bank of America N.A.)
2.00%, 8/01/08	2,550,000	2,550,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue (Series F-1) Daily VRDNs (Dexia Credit LOC)
2.00%, 8/01/08	2,420,000	2,420,000
New York State Mortgage Agency Homeowner Mortgage Revenue (Series 142) Daily VRDNs, AMT (Dexia Credit Local)
2.17%, 8/01/08 (5)	2,000,000	2,000,000

Total New York		14,020,000

NORTH CAROLINA—1.1%
Durham County, NC, Floater Weekly VRDNs, (Wachovia SPA),
2.20%, 8/06/08	1,500,000	1,500,000

OHIO—1.5%
Geauga County, OH, Revenue Bonds (Series B) Daily VRDNs, (South Franklin Circle)/(Keybank N.A. LOC),
2.60%, 8/01/08	2,000,000	2,000,000

PENNSYLVANIA—21.1%
Allegheny County, PA, Higher Education Building Authority, Daily VRDNs (Carnegie Mellon University)/ (Landesbank Hessen-Thueringer (GTD) SA),
2.00%, 8/01/08	2,500,000	2,500,000
Beaver County, PA, IDA, Refunding Revenue Bonds, Weekly VRDNs, (Atlantic Richfield-GTD)/(BP PLC GTD),
2.10%, 8/06/08	1,800,000	1,800,000
Emmaus, PA, IDA General Authority (Series A) Weekly VRDNs (FSA INS)/(Wachovia SPA)
3.00%, 8/07/08	1,100,000	1,100,000
Erie County, PA, Hospital Authority Refunding Revenue Bonds, Daily VRDNs (Hamot Health Foundation)/(PNC Bank N.A.)
2.15%, 8/01/08	2,210,000	2,210,000
New Castle, PA, Area Hospital Authority, Hospital Refunding Revenue Bonds, Weekly VRDNs, (Jameson Memorial Hospital)/(FSA INS)/(PNC Bank N.A.),
2.25%, 8/06/08	5,235,000	5,235,000
Pennsylvania Economic Development Financing Authority, Manufacturing Facilities Revenue, Weekly VRDNs, AMT (Dodge Realty Partners LP)/(PNC Bank LOC)
2.29%, 8/07/08 (5)	2,500,000	2,500,000
Pennsylvania State Higher Education Facilities Authority, (Series B) Weekly VRDNs (Drexel University)/(Heleba LOC),
2.16%, 8/07/08	2,485,000	2,485,000
Pennsylvania State Turnpike Commission, (Series Q) Daily VRDNs (West Deutsche Landes Gironzentrale, LIQ/Bayerische Landesbank, LIQ Landesbank Baden Wurttemburgh, LIQ),
2.15%, 8/01/08	400,000	400,000
University of Pittsburg, (Series A) Weekly VRDNs (GO of University)/(DEPFA Bank PLC)
2.22%, 8/06/08	2,200,000	2,200,000
University of Pittsburgh, (Series A) Weekly VRDNs (GO of University)/(DEPFA Bank PLC)
2.22%, 8/06/08	1,530,000	1,530,000
Westmoreland County, PA, IDA, Health System Refunding Revenue Bonds (Series E)
Weekly VRDNs, (Excela Health Project)/(Wachovia Bank N.A.)
2.19%, 8/07/08	5,000,000	5,000,000
Westmoreland County, PA, IDA, Revenue Bonds (Series C) Weekly VRDNs, (Excela Health)/(Wachovia Bank N.A.),
2.19%, 8/07/08	1,095,000	1,095,000

Total Pennsylvania		28,055,000

SOUTH CAROLINA—1.4%
Berkeley County, SC, PCA Revenue Bonds, Daily VRDNs (Amoco Chemical CO)
2.10%, 8/01/08	1,850,000	1,850,000

TENNESSEE—1.0%
Greeneville, TN, Industrial Development Board Refunding Revenue Bonds, Weekly VRDNs (PET Inc.)/(BNP Paribas LOC),
2.19%, 8/07/08	1,285,000	1,285,000

TEXAS—1.7%
Gulf Coast Waste Disposal Authority, TX, Pollution Control, Refunding Revenue Bonds, Daily VRDNs (Exxon Mobil Corporation)/
2.03%, 8/01/08	1,200,000	1,200,000
Port Arthur, TX, Jefferson County, Daily VRDNs (Texaco Inc)
2.18%, 8/01/08	1,000,000	1,000,000

Total Texas		2,200,000

UTAH—1.3%
Emery County, UT, PCR Weekly VRDNs (Pacificorp)/(BNP Paribus LOC),
2.20%, 8/06/08	1,800,000	1,800,000

Total Short-term Municipal Bonds (Cost $92,057,000)		92,057,000

Total Investments—97.2% (Cost $129,371,666)		129,371,666

Other assets less liabilities—2.8%		3,660,127

Total Net Assets—100.0%		$133,031,793

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	129,371,666	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$129,371,666	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—65.0% (6)
ASSET BACKED SECURITIES—24.9%
Apreco, Inc.
2.62%, 8/11/08 (2)(3)	$65,000,000	$64,952,694
2.81%, 10/08/08 (2)(3)	75,000,000	74,601,917
CAFCO LLC
2.58%, 8/22/08	90,000,000	89,864,550
Ciesco LLC
2.65%, 9/04/08	135,000,000	134,662,124
Falcon Asset Securitization Co., LLC
2.61%, 9/15/08 (2)(3)	115,000,000	114,624,812
FCAR Owners Trust Series I
2.95%, 8/06/08	135,000,000	134,944,687
New Center Asset Trust
3.10%, 10/01/08	135,000,000	134,290,875

Total Asset Backed Securities		747,941,659

AUTO MANUFACTURERS—4.5%
American Honda Finance Corp.
2.94%, 9/18/08 (1)(2)	135,000,000	135,000,000

BANKS—8.3%
Societe Generale North America, Inc.
2.63%, 8/22/08	150,000,000	149,769,875
Wells Fargo & Co.
2.22%, 8/04/08	100,000,000	99,981,500

Total Banks		249,751,375

FINANCIAL SERVICES—12.3%
American Express Corp.
2.45%, 9/11/08	150,000,000	149,581,458
Citigroup Funding, Inc.
2.42%, 8/13/08	77,000,000	76,937,887
General Electric Capital Corp.
4.13%, 9/26/08	145,000,000	144,068,456

Total Financial Services		370,587,801

FOOD—3.0%
Unilever Capital Corp.
2.50%, 12/02/08 (2)(3)	90,000,000	89,231,250

INSURANCE—7.6%
AIG Funding, Inc.
2.55%, 8/07/08	150,000,000	149,936,250
Prudential Funding LLC
2.28%, 8/25/08	78,000,000	77,881,440

Total Insurance		227,817,690

RETAIL—4.4%
Wal-Mart Stores, Inc.
2.14%, 3/10/09 (2)(3)	135,000,000	133,230,619

Total Commercial Paper (Cost $1,953,560,395)		1,953,560,394

NOTES - VARIABLE—5.0%
AUTO MANUFACTURERS—5.0%
Toyota Motor Credit Corp.
2.20%, 8/12/08	150,000,000	149,899,167

DIVERSIFIED FINANCIAL SERVICES—0.0%
Capital One, (Series 96-H)
3.46%, 8/18/08 (1)	395,000	395,000

Total Notes - Variable (Cost $150,294,167)		150,294,167

U.S. GOVERNMENT AGENCY & OBLIGATIONS—21.9%
FEDERAL FARM CREDIT BANK—3.3%
2.31%, 8/21/08 (1)	100,000,000	100,000,000

FEDERAL HOME LOAN BANK—18.6%
2.29%, 8/01/08 (1)	150,000,000	150,000,000
2.60%, 8/11/08 (1)	125,000,000	125,000,000
2.50%, 8/20/08 (1)	135,000,000	134,989,269
2.55%, 11/12/08 (6)(7)	150,000,000	148,987,167

Total Federal Home Loan Bank		558,976,436

Total U.S. Government Agency & Obligations (Cost $658,976,435)		658,976,436

REPURCHASE AGREEMENTS—8.2%
Interest in $247,000,000 repurchase agreement 2.08%, dated 7/31/08 under which Lehman Brothers will repurchase a Government Trust Certificate with various maturities to 2/15/23 for $247,014,271 on 8/1/08. The Market Value of the underlying security at the end of the period was $251,880,428. (Cost $247,000,000)	247,000,000	247,000,000

Total Investments—100.1% (Cost $3,009,830,997)		3,009,830,997

Other assets less liabilities—(0.1%)		(3,624,777)

Total Net Assets—100.0%		$3,006,206,220

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	3,009,830,997	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$3,009,830,997	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB PRIME MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—54.9% (6)
ASSET BACKED SECURITIES—22.5%
Apreco, Inc.
2.62%, 8/11/08 (2)(3)	$10,000,000	$9,992,722
2.81%, 10/08/08 (2)(3)	10,000,000	9,946,922
CAFCO LLC
2.58%, 8/22/08	10,000,000	9,984,950
Ciesco LLC
2.65%, 9/04/08	15,000,000	14,962,458
Falcon Asset Securitization Co., LLC
2.61%, 9/15/08 (2)(3)	15,000,000	14,951,063
FCAR Owners Trust Series I
2.95%, 8/06/08	20,000,000	19,991,806
New Center Asset Trust
3.10%, 10/01/08	20,000,000	19,894,944

Total Asset Backed Securities		99,724,865

AUTO MANUFACTURERS—3.4%
American Honda Finance Corp.
2.94%, 9/18/08 (1)(2)	15,000,000	15,000,000

BANKS—6.7%
Societe Generale North America, Inc.
2.63%, 8/22/08	15,000,000	14,976,988
Wells Fargo & Co.
2.22%, 8/04/08	15,000,000	14,997,225

Total Banks		29,974,213

FINANCIAL SERVICES—9.6%
American Express Corp.
2.45%, 9/11/08	20,000,000	19,944,195
Citigroup Funding, Inc.
2.42%, 8/13/08	10,000,000	9,991,933
General Electric Capital Corp.
4.13%, 9/26/08	13,000,000	12,916,482

Total Financial Services		42,852,610

FOOD—2.2%
Unilever Capital Corp.
2.50%, 12/02/08 (2)(3)	10,000,000	9,914,583

INSURANCE—7.2%
AIG Funding, Inc.
2.55%, 8/07/08	20,000,000	19,991,500
Prudential Funding LLC
2.28%, 8/25/08	12,000,000	11,981,760

Total Insurance		31,973,260

RETAIL—3.3%
Wal-Mart Stores, Inc.
2.14%, 3/10/09 (2)(3)	15,000,000	14,803,402

Total Commercial Paper (Cost $244,242,933)		244,242,933

NOTES - VARIABLE—4.5%
AUTO MANUFACTURERS—4.5%
Toyota Motor Credit Corp.
2.20%, 8/12/08
(Cost $19,986,556)	20,000,000	19,986,556

U.S. GOVERNMENT AGENCY & OBLIGATIONS—26.1%
FEDERAL FARM CREDIT BANK—4.5%
2.31%, 8/21/08 (1)	20,000,000	20,000,000

FEDERAL HOME LOAN BANK—21.6%
2.55%, 11/12/08 (6)(7)	25,000,000	24,831,194
2.60%, 8/11/08 (1)	25,000,000	25,000,000
2.29%, 8/01/08 (1)	25,000,000	25,000,000
2.50%, 8/20/08 (1)	21,000,000	20,998,331

Total Federal Home Loan Bank		95,829,525

Total U.S. Government Agency & Obligations (Cost $115,829,525)		115,829,525

REPURCHASE AGREEMENTS—14.6%
Interest in $65,000,000 repurchase agreement 2.08%, dated 7/31/08 under which Lehman Brothers will repurchase a Government Trust Certificate with various maturities to 9/18/33 for $65,003,756 on 8/1/08. The Market Value of the underlying security at the end of the period was $66,283,549. (Cost $65,000,000)	65,000,000	65,000,000

Total Investments—100.1% (Cost $445,059,014)		445,059,014

Other assets less liabilities—(0.1%)		(609,346)

Total Net Assets—100.0%		$444,449,668

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	445,059,014	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$445,059,014	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB NY TAX FREE MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—5.6% (6)
New York State Environmental Quality, (Bayerische-LOC / Helebra LOC)
1.40%, 10/07/08	$4,000,000	$4,000,000

New York State Power Authority, (Baden LOC)/(Bayerische Landesbank (GTD) LOC)/(Bank of America N.A. LOC)/ (Bank of New York LOC)/(Bank of Nova Scotia)/(JP Morgan Chase Bank)/(State Street Bank & Trust)/(Wachovia Bank N.A. LOC),

1.70%, 8/14/08	5,000,000	5,000,000

Total Commercial Paper (Cost $9,000,000)		9,000,000

MUNICIPAL BONDS—13.9%
East Hampton Town, NY, GO Bond, BANs (DEPFA LOC)
3.75%, 11/06/08	5,000,000	5,006,026
Long Island Power Authority, NY, Electric System Revenue (Subseries 8A), (AMBAC INS)/(Original Issue Yield: 4.19%),
5.25%, 4/01/09	1,400,000	1,427,769
New York City, NY, (Series B) GO Bonds, (Escrowed to 8/01/08),
5.50%, 8/01/08	940,000	940,000
New York State, NY, Thruway Authority, Income Tax Revenue Bonds (Series A), (MBIA INS)/(Original Issue Yield: 3.53%),
3.75%, 3/15/09	1,660,000	1,673,616
New York State, Urban Development Corp., Correctional Facilities Services, Revenue Bonds (Series B), (PRF 1/01/09 @ 101)/(Original Issue Yield: 5.24%),
5.00%, 1/01/25	5,000,000	5,113,215
North Greenbush, NY, GO Unlimited Refunding Notes, BANs
2.75%, 4/17/09	5,000,000	5,017,278
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds (Series A), (GO of Authority) (Original Issue Yield: 5.043%)/(PRF 7/01/09 @ 100.5)
5.25%, 11/01/17	1,000,000	1,033,387
TSASC, Inc. NY, Cash flow management, Public Improvements, Pre-refunded to 6/15/09
6.25%, 7/15/27	1,000,000	1,050,704
Webster, NY, Central School District, GO UT, (FGIC ST AID withholding)
5.13%, 6/15/19	1,000,000	1,040,375

Total Municipal Bonds (Cost $22,302,370)		22,302,370

SHORT-TERM MUNICIPAL BONDS—80.6% (4)
Albany, NY, IDA, Housing Revenue, AMT(Series A) Weekly VRDNs (South Mall Towers Project)/(FANNIE MAE)
2.16%, 8/07/08 (5)	3,000,000	3,000,000
Dutchess County, NY, IDA, (Series A) Weekly VRDNs, (Marist College)/(Bank of New York LOC),
1.95%, 8/07/08	1,570,000	1,570,000
Dutchess County, NY, IDA, Weekly VRDNs (Trinity-Pawling School Corp.)/(PNC Bank, N.A. LOC),
2.16%, 8/07/08	2,500,000	2,500,000
Long Island Power Authority, NY, Electric System Revenue (Series E) Weekly VRDNs, (FSA LOC)/(Dexia Credit Local LOC),
2.60%, 8/06/08	4,055,000	4,055,000
Long Island Power Authority, NY, Electric System Revenue (Subseries 3B), Daily VRDNs, (West LB-LOC)
2.00%, 8/01/08	2,000,000	2,000,000
Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series D-1) Weekly VRDNs, (FSA INS)/(Westdeutsche Landesbank)
2.45%, 8/07/08	5,000,000	5,000,000

Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series D-2) Weekly VRDNs, (FSA INS)/(Dexia Credit Local)
2.43%, 8/07/08	4,000,000	4,000,000
Metropolitan Transportation Authority, NY, Refunding Revenue Bond (Series G), (BNP Paribas)
2.04%, 8/01/08	2,000,000	2,000,000
New York City, NY, (Subseries I-4) Weekly VRDNs GO Bonds, (Bank of New York-LOC),
2.18%, 8/06/08	3,500,000	3,500,000
New York City, NY, Housing Development Corp, MFH Revenue Bond, AMT (Series H-2-A) Weekly VRDNs, (Dexia Credit Local)
2.23%, 8/07/08 (5)	3,000,000	3,000,000
New York City, NY, (Series A-4) Daily VRDNs GO Bonds, (Bayerische Landesbank (GTD) LOC),
1.95%, 8/01/08	3,350,000	3,350,000
New York City, NY, (Series A-4) Daily VRDNs, (Baden LOC),
2.00%, 8/01/08	4,315,000	4,315,000
New York City, NY, (Series F-2) Weekly VRDNs GO Bonds, (DEPHA SPA),
2.00%, 8/06/08	3,270,000	3,270,000
New York City, NY, (Series F-6) Weekly VRDNs GO Bonds, (Morgan Guarantee LOC),
2.03%, 8/06/08	1,425,000	1,425,000
New York City, NY, (Series H-Subseries H-2) Daily VRDNs (MBIA Insurance Corp. INS.)/(Wachovia Bank N.A. LOC),
2.15%, 8/01/08	4,850,000	4,850,000
New York City, NY, (Subseries A-5) Daily VRDNs GO Bonds, (KBC Bank N.V. LOC),
2.00%, 8/01/08	2,300,000	2,300,000
New York City, NY, (Subseries A-5) Weekly VRDNs GO Bonds, (Bank of Nova Scotia LOC),
2.10%, 8/06/08	1,350,000	1,350,000
New York City, NY, (Subseries A-6) Weekly VRDNs GO Bonds, (Baden LOC),
2.02%, 8/06/08	5,200,000	5,200,000
New York City, NY, GO Unlimited (Series B-Subseries B7) Daily VRDNs, (JP Morgan Chase & Co.)/(AMBAC INS)
2.00%, 8/01/08	5,200,000	5,200,000
New York City, NY, GO Unlimited (Series H-Subseries H5) Daily VRDNs, (Landesbank Hessen-Thueringer),
2.05%, 8/01/08	4,000,000	4,000,000
New York City, NY, GO Unlimited (Subseries A-10) Daily VRDNs, (Morgan Guaranty Trust LOC)
2.04%, 8/01/08	1,150,000	1,150,000
New York City, NY, GO Unlimited (Subseries B-2) Daily VRDNs, (Morgan Guaranty Trust LOC)
2.04%, 8/01/08	3,500,000	3,500,000
New York City, NY, GO Unlimited Refunding Bonds (Subseries E2) Daily VRDNs, (JP Morgan Chase Bank),
2.04%, 8/01/08	3,400,000	3,400,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue (Series F Subseries F-2) Daily VRDNs, (Bayerische Landesbank)
2.14%, 8/01/08	3,000,000	3,000,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue (Series F-1) Daily VRDNs (Dexia Credit LOC)
2.00%, 8/01/08	1,000,000	1,000,000
New York City, NY, Transitional Finance Authority (Series A-2) Weekly VRDNs (Bank of Nova Scotia),
2.05%, 8/06/08	1,800,000	1,800,000
New York City, NY, Transitional Finance Authority, Revenue Bonds (Subseries 2F) Daily VRDNs (Bayerische Landesbank (GTD) LOC),
1.95%, 8/01/08	4,600,000	4,600,000
New York State Dormitory Authority, Revenue Bonds, Mental Health Services (Subseries D-2H) Weekly VRDNs, (HSBC Bank USA NA)
2.10%, 8/07/08	6,500,000	6,500,000
New York State Environmental Facilities Corp. Sewer & Solid Waste Disposal, Revenue Bonds, (Series A) Daily VRDNs, AMT (General Electric Co.),
2.17%, 8/01/08 (5)	2,300,000	2,300,000
New York State HFA, Revenue Bonds AMT (Series A) Weekly VRDNs (125 West 31st Street Association)/(FANNIE MAE),
2.20%, 8/06/08 (5)	2,000,000	2,000,000

New York State HFA, Service Contract, Revenue Bonds, (Series B) Weekly VRDNs (BNP Paribas SA LOC),
2.10%, 8/06/08	3,900,000	3,900,000
New York State Local Government Assistance Corp, Revenue Bonds (Series A) Weekly VRDNs, (GO of Corp)/(Bayerische Landesbank)/(Westdeutsche Landesbank)
2.10%, 8/06/08	1,000,000	1,000,000
New York State Local Government Assistance Corp., Revenue Bonds (Series G) Weekly VRDNs, (Bank of Nova Scotia)
2.01%, 8/06/08	5,000,000	5,000,000
New York State, HFA Revenue Bond, AMT (Series 2005-A) Weekly VRDNs, (L&M 93rd Street LLC)/(Landesbank Hessen-Thueringer)
2.16%, 8/06/08 (5)	6,500,000	6,500,000
New York, NY, GO Unlimited (Subseries A-8) Daily VRDNs, (JP Morgan Chase)
2.00%, 8/01/08	1,400,000	1,400,000
New York, NY, GO Unlimited (Subseries B-2) Daily VRDNs, (Morgan Guaranty Trust)
2.04%, 8/01/08	2,400,000	2,400,000
New York, NY, GO Unlimited (Subseries C-2) Weekly VRDNs, (Bayerische Landesbank)
2.08%, 8/06/08	1,000,000	1,000,000
New York, NY, GO Unlimited (Subseries H-1) Daily VRDNs, (Bank of New York LOC)
1.95%, 8/01/08	1,770,000	1,770,000
Ontario County, NY, IDA, (Series A) Weekly VRDNs (Frederick Ferris Thompson Hospital)/(Key Bank, N.A. LOC),
2.28%, 8/06/08	2,400,000	2,400,000
Seneca County, NY, IDA, Weekly VRDNs (Kidspace National Centers of New York, Inc.)/(Key Bank, N.A. LOC),
2.36%, 8/07/08	1,975,000	1,975,000
Suffolk County, NY, IDA, (Series B) Weekly VRDNs (Maryhaven Center of Hope)/(Key Bank, N.A. LOC)
2.48%, 8/06/08	1,130,000	1,130,000
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds (Series B) Weekly VRDNs, (AMBAC)/(State Street B&T Co.),
6.25%, 8/06/08	3,000,000	3,000,000
Triborough Bridge & Tunnel Authority, NY, Refunding Revenue Bonds (Subseries B-1) Weekly VRDNs, (GO of Authority)/(DEPFA Bank PLC),
2.07%, 8/07/08	2,990,000	2,990,000

Total Short-term Municipal Bonds (Cost $129,600,000)		129,600,000

Total Investments—100.1% (Cost $160,902,370)		160,902,370

Other assets less liabilities—(0.1%)		(136,466)

Total Net Assets—100.0%		$160,765,904

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	160,902,370	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$160,902,370	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB PENNSYLVANIA TAX FREE MONEY MARKET

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER—1.8% (6)
Montgomery County, PA, IDA, (BNP Paribas LOC), Mandatory Tender,
1.60%, 8/14/08
(Cost $1,000,000)	$1,000,000	$1,000,000

MUNICIPAL BONDS—13.8%
Allegheny County, PA, TRANs, (Series 2008)
4.00%, 12/31/08	1,000,000	1,004,929
Lancaster County, PA Solid Waste Management, (Series B), (Ambac Financial Group, Inc. LOC)/(Original Issue Yield: 5.05%)/(PRF 12/15/08 @ 101)
5.38%, 12/15/15	1,400,000	1,431,165
Penn Tranfford, PA, School District, GO Unlimited Refunding Revenue Bonds, (FSA State Aid Withholding)/(Original Issue Yield: 1.88%)
3.00%, 5/01/09	1,420,000	1,428,700
Pennsylvania Higher Educational Facilities Authority, Refunding Revenue Bonds (Series A), (Pennsylvania University Health System)/(Original Issue Yield: 3.17%),
5.00%, 8/15/08	1,000,000	1,001,382
Pennsylvania, PA, IDA, Economic Development Refunding Revenue Bonds, (AMBAC INS)
5.00%, 7/01/09	1,500,000	1,539,862
Scranton-Lackawanna, PA, Health & Welfare Authority Refunding Revenue Bond, (Escrowed To Maturity)/(University of Scranton)/(AMBAC INS)/(Original Issue Yield: 6.498%),
6.50%, 3/01/09	1,420,000	1,456,530

Total Municipal Bonds (Cost $7,862,568)		7,862,568

SHORT-TERM MUNICIPAL BONDS—83.6% (4)
Allegheny County, PA, Higher Education Building Authority, Daily VRDNs (Carnegie Mellon University)/ (Landesbank Hessen-Thueringer (GTD) SA),
2.00%, 8/01/08	2,000,000	2,000,000
Allegheny County, PA, IDA, Weekly VRDNs, AMT (PNC Bank, N.A. LOC)
2.29%, 8/07/08 (5)	1,000,000	1,000,000
Allentown, PA, Commercial and IDA, (Series C) Daily VRDNs (Diocese of Allentown)/(Wachovia Bank N.A. LOC),
2.15%, 8/01/08	2,500,000	2,500,000
Beaver County, PA, IDA, Revenue Bonds, Environmental Impact Recreation, AMT, Daily VRDNs, (BASF Corporation Project)
2.37%, 8/01/08 (5)	2,200,000	2,200,000
Beaver County, PA, IDA, Refunding Revenue Bonds, Weekly VRDNs, (Atlantic Richfield-GTD)/(BP PLC GTD),
2.10%, 8/06/08	550,000	550,000
Bucks County, PA, IDA, Revenue Bonds, Weekly VRDNs, (SHV Real Estate, Inc.)/(ABN AMRO Bank NV, New York LOC),
2.80%, 8/06/08	1,200,000	1,200,000
Chester County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs (Archdiocese of Philadelphia)/(Wachovia LOC),
2.15%, 8/01/08	2,400,000	2,400,000
Cumberland County, PA, Municipal Authority, Series 2003B) Weekly VRDNs (Presbyterian Homes, Inc.)/(KBC Bank N.V. LOC),
2.16%, 8/07/08	1,710,000	1,710,000
Delaware County , PA, IDA, (Series G) Weekly VRDNs, (General Electric Co.-GTD),
2.03%, 8/06/08	900,000	900,000
Delaware County, PA, IDA, Refunding Revenue Bonds, Daily VRDNs (United Parcel Services-GTD)
2.25%, 8/01/08	2,000,000	2,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Delaware Valley, PA, Regional Financial Authority, Local Government Revenue (Series A) Weekly VRDNs, (Bayerische Landesbank LOC)
2.10%, 8/06/08	500,000	500,000
Delaware Valley, PA, Regional Finance Authority (Series C) Weekly VRDNS, (Kimberly Clark (GTD))
2.10%, 8/06/08	2,200,000	2,200,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue (Series B) Weekly VRDNS, (Bayerische Landesbank)
2.10%, 8/06/08	200,000	200,000
Delaware Valley, PA, Regional Finance Authority, Local Government Revenue, BMTF-Mode 1, Weekly VRDNS, (Bayerische Landesbank)
2.10%, 8/06/08	400,000	400,000
Emmaus, PA, General Authority Revenue (Subseries H-20) Weekly VRDNs (DEPFA Bank PLC),
2.15%, 8/06/08	900,000	900,000
Erie County, PA, Hospital Authority Refunding Revenue Bonds, Daily VRDNs (Hamot Health Foundation)/(PNC Bank N.A.)
2.15%, 8/01/08	500,000	500,000
Erie County, PA, Hospital Authority, Health Facility Refunding Revenue Bonds, (Series B) Weekly VRDNs (St. Mary's Home of Erie)/(Bank of America N.A.)
2.20%, 8/06/08	3,285,000	3,285,000
Indiana County, PA, IDA, Revenue Bonds, (Series A) Daily VRDNs, AMT (Exelon Generation Co LLC)/(BNP Paribas LOC)
2.59%, 8/01/08 (5)	2,900,000	2,900,000
Luzerne County, PA, GO Unlimited Refunding Bonds (Series A) Weekly VRDNs, (FSA INS)/(JP Morgan Chase Bank),
2.48%, 8/07/08	1,900,000	1,900,000
Mercer County, PA, IDA, Revenue Bonds, Weekly VRDNs, AMT (Solar Atmospheres of Western PA)/(Fleet National Bank LOC),
2.25%, 8/06/08 (5)	185,000	185,000
Moon IDA, PA, Industrial Development Refunding Revenue Bonds, Weekly VRDNs, (PNC Bank, N.A. LOC)/(Executive Office Association Project)
2.19%, 8/07/08	1,200,000	1,200,000
Pennsylvania Economic Development Financing Authority, Manufacturing Facilities Revenue, Weekly VRDNs, AMT (Dodge Realty Partners LP)/(PNC Bank LOC)
2.29%, 8/07/08 (5)	500,000	500,000
Pennsylvania Energy Development Authority, Revenue Bonds, Weekly VRDNs, AMT (Edensburg Power Company)/(Landesbank Hessen-Thueringen (GTD) SA),
2.27%, 8/06/08 (5)	500,000	500,000
Pennsylvania State Higher Education Facilities Authority, (Series B) Weekly VRDNs (Drexel University)/(Heleba LOC),
2.16%, 8/07/08	2,160,000	2,160,000
Pennsylvania State Turnpike Commission, (Series Q) Daily VRDNs (West Deutsche Landes Gironzentrale, LIQ/Bayerische Landesbank, LIQ Landesbank Baden Wurttemburgh, LIQ),
2.15%, 8/01/08	2,050,000	2,050,000
Pennsylvania State University, Revenue Bonds (Series A) Weekly VRDNs (Pennsylvania State University)/(GO of University)/(West Deutsche Landesbank),
2.16%, 8/07/08	1,650,000	1,650,000
Philadelphia, PA, Authority for Industrial Development, Refunding Revenue Bonds, Weekly VRDNs (JPMorgan Chase-LOC 50%, Bank of Nova Scotia-LOC 50%)
2.13%, 8/07/08	1,700,000	1,700,000
Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Hospital Refunding Bonds (Series A) Daily VRDNs, (Childrens Hospital Philadelphia)/(Fleet National Bank)
2.05%, 8/01/08	2,000,000	2,000,000
Philadelphia, PA, IDA Revenue Bonds, Daily VRDNs (Newcourtland Elder Services)/(PNC Bank N.A.)
2.15%, 8/01/08	2,400,000	2,400,000
Philadelphia, PA, Water & Wastewater, Refunded Revenue Bonds (Series B) Weekly VRDNs, (FSA INS)/(DEPFA Bank PLC),
2.80%, 8/06/08	600,000	600,000

University of Pittsburgh, (Series A) Weekly VRDNs (GO of University)/(DEPFA Bank PLC)
2.22%, 8/06/08	500,000	500,000
University of Pittsburgh, PA, Commonwealth of Higher Education, Refunding Revenue Bonds (Series A) Weekly VRDNs, (University Capital Project)/(GO of University)/(DEPFA Bank PLC)
2.22%, 8/06/08	1,200,000	1,200,000
Wallingford-Swathmore, PA, School District, GO Unlimited Bonds, Weekly VRDNs, (FSA State Aid Withholding)/(Dexia Credit Local)
3.00%, 8/07/08	1,000,000	1,000,000
Westmoreland County, PA, IDA, Refunding Revenue Bonds (Series B) Weekly VRDNs, (Excela Health)/(Wachovia Bank N.A.),
2.19%, 8/07/08	800,000	800,000

Total Short-term Municipal Bonds (Cost $47,690,000)		47,690,000

Total Investments—99.2% (Cost $56,552,568)		56,552,568

Other assets less liabilities—0.8%		433,848

Total Net Assets—100.0%		$56,986,416

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	56,552,568	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$56,552,568	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The categories of investments are shown as a percentage of total net assets at July 31, 2008.

(1)	Floating rate note with current rate and next reset date shown.

(2)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities were as follows:

MTB FUND	AMOUNT	PERCENTAGE OF TOTAL NET ASSETS
Money Market Fund	$611,641,293	20.3%
Prime Money Market Fund	74,608,692	16.8%

(3)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2008, these liquid restricted securities were as follows:

MTB FUND	AMOUNT	PERCENTAGE OF TOTAL NET ASSETS
Money Market Fund	$476,641,293	15.9%
Prime Money Market Fund	59,608,692	13.4%

(4)	Current rate and next reset date shown for Variable Rate Demand Notes.

(5)	At July 31, 2008, 12.9% of the total investments at market value were subject to the federal alternative minimum tax for the Pennsylvania Tax-Free Money Market Fund, 10.4% for New York Tax-Free Money Market Fund, and 9.3% for Tax-Free Money Market Fund.

(6)	Discount rate at time of purchase.

(7)	Zero Coupon Security. The rate shown reflect the yield to maturity at July 31, 2008.

The following acronyms are used throughout this report:

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

BANs – Bond Anticipation Notes

COL – Collateralized

FGIC – Financial Guaranty Insurance Company

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

GO – General Obligation

GTD – Guaranteed

HEFA – Health and Education Facilities Authority

HFA – Housing Finance Agency

IDA – Industrial Development Authority

IDB – Industrial Development Board

INS – Insured

LIQ – Liquidity Agreement

LOC(s) – Letter(s) of Credit

MBIA – Municipal Bond Investors Assurance

MFH – Multi-Family Housing

PCA – Pollution Control Authority

PCR – Pollution Control Revenue

PRF – Pre-refunded

TRANs – Tax and Revenue Anticipation Notes

VRDNs – Variable Rate Demand Notes

For federal income tax purposes, the following amounts apply as of July 31, 2008:

FUND	COST OF INVESTMENTS FOR FEDERAL TAX PURPOSES
U.S. Treasury Money Market Fund	$1,094,503,952
U.S. Government Money Market Fund	3,516,516,400
Tax-Free Money Market Fund	129,371,666
Money Market Fund	3,009,830,997
Prime Money Market Fund	445,059,014
New York Tax-Free Money Market Fund	160,902,370
Pennsylvania Tax-Free Money Market Fund	56,552,568

MTB SHORT DURATION GOVERNMENT BOND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Principal Amount	Value
COMMERCIAL PAPER—3.0% (6)
ASSET BACKED SECURITIES—3.0%
New Center Asset Trust
2.85%, 8/25/08
(Cost $4,990,500)	$5,000,000	$4,990,104

COLLATERALIZED MORTGAGE OBLIGATIONS—64.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION—25.4%
Series 1604-I
6.00%, 11/15/08	33,187	33,242
Series 1625-H
6.00%, 12/15/08	12,594	12,618
Series 2580-JB
4.00%, 12/15/16	4,706,035	4,696,326
Series 2617-GB
4.00%, 6/15/16	1,550,150	1,546,983
Series 2617-GW
3.50%, 6/15/16	2,657,726	2,652,618
Series 2640-TL
4.00%, 11/15/26	3,909,777	3,906,650
Series 2670-HP
4.00%, 12/15/13	321,867	322,154
Series 2677-LM
4.00%, 4/15/13	741,606	742,260
Series 2707-ON
4.00%, 7/15/14	435,094	435,592
Series 2764-QB
4.00%, 1/15/22	682,906	683,232
Series 2765-JH
3.00%, 5/15/19	644,000	634,890
Series 2786-PB
4.00%, 5/15/14	374,731	375,534
Series 2866-WN
4.50%, 1/15/24	6,540,819	6,563,345
Series 3047-OA
5.50%, 9/15/22	557,879	558,869
Series 3062-LU
5.50%, 10/15/16	6,624,200	6,718,128
Series 3074-BG
5.00%, 9/15/33	5,000,000	5,030,089
Series 3081-CB
5.00%, 5/15/21	5,000,000	5,102,369
Series R001-AE
4.38%, 4/15/15	2,338,186	2,323,187

Total Federal Home Loan Mortgage Corporation		42,338,086

FEDERAL NATIONAL MORTGAGE ASSOCIATION—14.6%
Series 1992-43-E
7.50%, 4/25/22	50,524	51,195
Series 2002-70-OD
5.00%, 5/25/15	1,992,668	1,995,226
Series 2002-94-MC
5.00%, 8/25/15	1,349,601	1,358,259
Series 2003-83-PB
3.50%, 9/25/16	560,601	560,160

Series 2004-100-HA
5.00%, 1/25/23	373,034	372,913
Series 2004-55-LA
4.50%, 6/25/21	9,927,148	9,835,082
Series 2004-70-BC
4.50%, 1/25/16	1,637,601	1,636,547
Series 3196-PA
5.25%, 8/15/11	8,564,293	8,653,295

Total Federal National Mortgage Association		24,462,677

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—24.7%
Series 2003-101-BE
4.50%, 2/20/29	723,156	729,093
Series 2003-10-PV
5.50%, 1/20/14	6,879,334	7,012,519
Series 2003-70 MW
4.00%, 7/20/33	2,067,157	2,053,256
Series 2004-26-HJ
4.00%, 6/16/27	584,394	583,405
Series 2004-27-F
2.76%, 8/20/08 (1)	6,286,407	6,171,201
Series 2004-38-NA
5.00%, 12/20/27	148,906	148,999
Series 2004-39-XF
2.71%, 8/16/08 (1)	2,924,853	2,884,324
Series 2004-62-PA
4.50%, 6/20/28	2,124,919	2,130,500
Series 2004-65-PA
4.50%, 9/20/32	2,699,376	2,676,594
Series 2004-76 VE
5.00%, 9/17/15	3,824,344	3,872,342
Series 2005-20 VA
5.00%, 6/16/16	5,276,916	5,321,610
Series 2005-44-PC
5.00%, 12/20/33	6,278,069	6,243,653
Series 2008-6-AK
4.50%, 12/20/30	1,403,319	1,405,064

Total Government National Mortgage Association		41,232,560

Total Collateralized Mortgage Obligations (Cost $107,956,958)		108,033,323

GOVERNMENT AGENCIES—17.1%
FEDERAL AGRICULTURAL MORTGAGE CORPORATION—3.1%
4.63%, 10/12/10	5,000,000	5,129,118

FEDERAL FARM CREDIT BANK—3.0%
2.32%, 8/28/08 (1)	5,000,000	5,000,384

FEDERAL HOME LOAN BANK—1.9%
5.13%, 9/10/10	3,000,000	3,105,993

FEDERAL NATIONAL MORTGAGE ASSOCIATION—9.1%
5.08%, 8/17/08 (1)	14,992,000	15,244,090

Total Government Agencies (Cost $27,853,174)		28,479,585

MORTGAGE-BACKED SECURITIES—3.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION—2.8%
Pool B70012
9.00%, 4/01/16	31,072	31,336

Pool M90891
3.50%, 1/01/09	4,652,265	4,645,286

Total Federal Home Loan Mortgage Corporation		4,676,622

FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.1%
Pool 521605
9.00%, 6/01/22	96,171	102,848

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.1%
Pool 203632
8.50%, 2/15/17	9,152	9,652
Pool 306066
8.50%, 7/15/21	11,019	11,916
Pool 307983
8.50%, 7/15/21	59,876	65,017
Pool 341948
8.50%, 1/15/23	20,539	22,028

Total Government National Mortgage Association		108,613

Total Mortgage-backed Securities (Cost $4,935,697)		4,888,083

U.S. TREASURY—8.2%
U.S. TREASURY NOTE—8.2%
3.25%, 12/31/09	5,000,000	5,065,625
2.13%, 1/31/10	5,000,000	4,988,281
4.25%, 11/15/14	3,500,000	3,674,453

Total U.S. Treasury (Cost $13,685,849)		13,728,359

MONEY MARKET FUND—4.0%
Dreyfus Government Cash Fund, Institutional Shares, 2.10% (7) (Cost $6,731,955)	6,731,955	6,731,955

Total Investments—100.0% (Cost $166,154,133)		166,851,409

Other assets less liabilities—0.0%		73,203

Total Net Assets—100.0%		$166,924,612

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$6,731,955	$—
Level 2 - Other Significant Observable Inputs	160,119,454	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$166,851,409	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB SHORT TERM CORPORATE BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Principal Amount	Value
ADJUSTABE RATE MORTGAGE—0.0%
FEDERAL NATIONAL MORTGAGE ASSOCIATION—0.0%
Pool 399251
7.07%, 8/01/08 (1) (Cost $76)	$76	$77

ASSET-BACKED SECURITIES—5.4%
FINANCIAL SERVICES—5.4%
Capital Auto Receivables Asset Trust 2006-SN1A, Class A3
5.31%, 10/20/09 (2)(3)	964,793	964,266
Daimler Chrysler Auto Trust, Series 2008-B, Class A2A
3.81%, 7/08/11	1,000,000	997,686
Ford Credit Auto Owner Trust, Series 2007-B Class A2A
5.26%, 6/15/10	865,246	869,852

Total Asset-backed Securities (Cost $2,829,836)		2,831,804

COLLATERALIZED MORTGAGE OBLIGATIONS—11.9%
FEDERAL HOME LOAN MORTGAGE CORPORATION—8.2%
Series 1920, Class H
7.00%, 1/15/12	189,902	195,089
Series 2587, Class WG
4.50%, 8/15/15	516,656	518,260
Series 2643, Class LB
4.50%, 7/15/16	1,434,771	1,445,704
Series 2716, Class UA
4.50%, 7/15/20	1,271,950	1,265,303
Series 2798, Class J
4.50%, 4/15/17	801,570	804,756

Total Federal Home Loan Mortgage Corporation		4,229,112

WHOLE LOAN—3.8%
GSR Mortgage Loan, Series 2006-2F, Class 2A15
5.75%, 2/25/36	1,593,458	1,586,462
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8
4.75%, 11/25/18	375,869	365,755

Total Whole Loan		1,952,217

Total Collateralized Mortgage Obligations (Cost $6,131,734)		6,181,329

COMMERCIAL PAPER—11.9% (6)
ASSET BACKED SECURITIES—1.4%
Falcon Asset Securitization Co., LLC
2.45%, 8/08/08	721,000	720,579

ELECTRIC UTILITIES—1.4%
Progress Energy, Inc.
2.85%, 8/08/08	750,000	749,525

FOOD—5.3%
HJ Heinz Financial Co.
2.75%, 8/11/08	1,000,000	999,160
Kellogg Company Co.
2.66%, 9/09/08	1,000,000	997,056
Kraft Foods, Inc.
2.44%, 8/05/08	750,000	749,746

Total Food		2,745,962

METALS & MINING—1.9%
Alcoa, Inc.
2.70%, 8/01/08	1,000,000	999,925

MISCELLANEOUS MANUFACTURING—1.9%
Textron Inc.
2.75%, 8/05/08	1,000,000	999,618

Total Commercial Paper (Cost $6,216,097)		6,215,609

CORPORATE BONDS—54.4%
AEROSPACE & DEFENSE—1.9%
BAE Systems Holdings, Inc.
4.75%, 8/15/10 (2)(3)	1,000,000	1,007,922

AIR FREIGHT & LOGISTICS—1.9%
FedEx Corp., Unsecured Note
3.50%, 4/01/09	1,000,000	997,633

BANKS—9.8%
Bank of New York Mellon Corp., Sr. Sub. Note
7.30%, 12/01/09	1,000,000	1,039,942
Citicorp, Sub. Note
7.25%, 9/01/08	1,000,000	1,002,175
Deutsche Bank Financial, Bank Guarantee
7.50%, 4/25/09	1,000,000	1,030,430
PNC Funding Corp., Company Guaranteed Sub. Note
7.50%, 11/01/09	1,000,000	1,035,722
Wachovia Corp., Sub. Note
6.25%, 8/04/08	1,000,000	1,000,305

Total Banks		5,108,574

BEVERAGES—1.9%
Coca-Cola Enterprises Inc
3.32%, 8/06/08 (1)	1,000,000	1,005,164

CAPITAL MARKETS—5.7%
Goldman Sachs Group, Inc. Sr. Unsecured
3.88%, 9/15/09	1,000,000	1,001,778
Merill Lynch & Co., Inc.
6.15%, 4/25/13	1,000,000	964,641
Morgan Stanley, Note
4.00%, 1/15/10	1,000,000	987,041

Total Capital Markets		2,953,460

DIVERSIFIED FINANCIAL SERVICES—4.3%
BankBoston Capital Trust III
3.53%, 9/15/08 (1)	240,000	177,772
General Electric Capital Corp., Sr. Unsecured
6.13%, 2/22/11	1,000,000	1,052,955
JP Morgan Chase & Co., Sub. Note
6.75%, 8/15/08	1,000,000	1,001,417

Total Diversified Financial Services		2,232,144

ELECTRIC UTILITIES—2.0%
Carolina Power & Light Co., Sr. Unsecured
5.95%, 3/01/09	1,000,000	1,013,940

FINANCIAL SERVICES—3.1%
Boeing Capital Corp., Sr. Unsecured
7.38%, 9/27/10	550,000	591,324

Caterpillar Financial Services Corp., Sr. Unsecured, Series MTNF
4.50%, 9/01/08	1,000,000	1,001,354

Total Financial Services		1,592,678

FOOD—2.5%
ConAgra Foods, Inc., Sr. Unsecured
7.88%, 9/15/10	650,000	686,366
Kroger Co./The
8.05%, 2/01/10	575,000	604,148

Total Food		1,290,514

MEDIA—3.8%
Comcast MO of Delaware LLC, Company Guaranteed
9.00%, 9/01/08	1,000,000	1,003,784
Time Warner, Inc., Company Guaranteed, Floating Rate Note
2.92%, 8/13/08 (1)	1,000,000	978,796

Total Media		1,982,580

MULTI-UTILITIES—1.0%
CenterPoint Energy, Inc., Sr. Note, Series B
7.25%, 9/01/10	500,000	518,248

OIL & GAS—2.9%
Anadarko Petroleum Corp., Sr. Unsecured, Floating Rate Note
3.18%, 9/15/08 (1)	500,000	496,716
Enterprise Products Operating LP, Class B
4.63%, 10/15/08	1,000,000	998,479

Total Oil & Gas		1,495,195

OIL & GAS FIELD SERVICES—3.9%
Burlington Resources Finance, Company Guaranteed
6.68%, 2/15/11	1,000,000	1,056,709
Valero Energy Corp., Sr. Unsecured
3.50%, 4/01/09	1,000,000	995,630

Total Oil & Gas Field Services		2,052,339

TELECOMMUNICATIONS—2.9%
AT&T Corp., Sr. Unsecured
6.00%, 3/15/09	1,000,000	1,018,613
AT&T Inc., Sr. Unsecured
4.13%, 9/15/09	500,000	502,010

Total Telecommunications		1,520,623

TRANSPORTATION—6.8%
Burlington Northern Santa Fe, Sr. Unsecured
7.13%, 12/15/10	1,000,000	1,047,442
Korea Railroad Corp.
5.38%, 5/15/13 (2)(3)	500,000	496,298
Norfolk Southern Corp., Sr. Note
6.20%, 4/15/09	1,000,000	1,015,806
Union Pacific Corp., Sr. Unsecured
3.88%, 2/15/09	1,000,000	1,000,635

Total Transportation		3,560,181

Total Corporate Bonds (Cost $28,247,292)		28,331,195

NOTES - VARIABLE—3.4%
AEROSPACE & DEFENSE—1.9%
United Technologies Corp., Sr. Unsecured
2.75%, 9/02/08 (1)	1,000,000	995,205

ELECTRIC UTILITIES—1.5%
Nisource Finance Corp., Company Guaranteed
7.88%, 11/15/10	750,000	785,663

Total Notes—Variable (Cost $1,787,126)		1,780,868

U.S. TREASURY—6.5%
U.S. TREASURY BOND—0.3%
Inflation Indexed
3.50%, 1/15/11	100,000	133,279

U.S. TREASURY NOTE—6.2%
4.88%, 5/31/09	1,000,000	1,021,797
3.63%, 1/15/10	150,000	152,953
4.00%, 3/15/10	50,000	51,367
3.13%, 4/30/13	1,000,000	997,500
3.50%, 5/31/13	1,000,000	1,013,125

Total U.S. Treasury Note		3,236,742

Total U.S. Treasury (Cost $3,327,884)		3,370,021

REPURCHASE AGREEMENTS—5.7%
Interest in $2,941,360 repurchase agreement 2.19%, dated 7/31/08 under which Credit Suisse will repurchase a U.S. Government security maturing on 10/27/08 for $2,943,316 on 8/1/08. The Market Value of the underlying security at the end of the period was $3,002,182. (Cost $2,941,360)	2,941,360	2,941,360

Total Investments—99.2% (Cost $51,481,405)		51,652,263

Other assets less liabilities—0.8%		423,592

Total Net Assets—100.0%		$52,075,855

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	51,652,263	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$51,652,263	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB US GOVERNMENT BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Principal Amount	Value
GOVERNMENT AGENCIES—33.5%
FEDERAL HOME LOAN BANK—3.1%
6.63%, 11/15/10	$1,435,000	$1,533,911
5.38%, 5/18/16	2,000,000	2,114,846

Total Federal Home Loan Bank		3,648,757

FEDERAL HOME LOAN MORTGAGE CORPORATION—19.3%
4.13%, 10/18/10	2,000,000	2,036,015
4.63%, 10/25/12	3,000,000	3,078,088
4.75%, 1/19/16	3,000,000	3,056,570
5.25%, 4/18/16	2,000,000	2,093,690
5.75%, 6/27/16	5,000,000	4,792,241
5.13%, 10/18/16	2,000,000	2,074,777
4.88%, 6/13/18	2,000,000	2,040,088
5.20%, 3/05/19	2,000,000	1,987,626
8.25%, 6/01/26	1,000,000	1,298,044

Total Federal Home Loan Mortgage Corporation		22,457,139

FEDERAL NATIONAL MORTGAGE ASSOCIATION—5.6%
5.08%, 8/17/08 (1)	2,500,000	2,542,038
5.10%, 9/10/09	1,000,000	1,003,374
5.25%, 8/01/12	3,000,000	2,918,974

Total Federal National Mortgage Association		6,464,386

HOUSING—0.8%
Federal Housing Administration, Project Pass Through Certificate
7.43%, 4/01/22 (9)	46,041	46,041
Housing and Urban Development
7.66%, 8/01/15	880,000	900,481

Total Housing		946,522

PRIVATE EXPORT FUNDING CORPORATION—3.5%
Overseas Private Investment Corp.,
6.60%, 5/21/16	1,797,600	1,924,289
Private Export Funding Corp.
7.20%, 1/15/10	2,000,000	2,112,840

Total Private Export Funding Corporation		4,037,129

SMALL BUSINESS ADMINISTRATION—1.2%
Series 90-E
9.65%, 5/01/10	20,953	21,589
Series 91-H
8.85%, 8/01/11	1,080	1,123
Series 96-C
6.70%, 3/01/16	135,757	138,151
Series 96-K
6.95%, 11/01/16	815,636	840,131
Series 96-L
6.70%, 12/01/16	331,505	340,077
Series 97-E
7.30%, 5/01/17	26,809	27,725
Series 98-E
5.60%, 9/01/08	25,202	25,248
Series 99-I
7.30%, 9/01/19	36,002	37,718

Total Small Business Administration		1,431,762

Total Government Agencies (Cost $38,510,479)		38,985,695

MORTGAGE-BACKED SECURITIES—32.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION—16.8%
Pool 251573
8.50%, 9/01/09	280	283
Pool 287773
7.50%, 3/01/17	1,657	1,767
Pool 299147
7.50%, 8/01/17	123,123	131,303
Pool 300161
8.50%, 8/01/17	70,401	75,767
Pool 538733
9.00%, 9/01/19	824	895
Pool 555014
8.00%, 12/01/10	110	112
Pool A18401
6.00%, 2/01/34	2,246,017	2,272,689
Pool C63959
6.50%, 2/01/32	504,160	522,278
Pool C78010
5.50%, 4/01/33	3,239,056	3,192,697
Pool C80328
7.50%, 7/01/25	126,817	136,233
Pool E00540
6.00%, 3/01/13	469,234	482,460
Pool E61956
7.00%, 11/01/10	1,362	1,396
Pool G01425
7.50%, 5/01/32	276,907	295,304
Pool G01831
6.00%, 5/01/35	1,281,256	1,294,069
Pool G02296
5.00%, 6/01/36	3,414,165	3,261,808
Pool G02976
5.50%, 6/01/37	939,615	922,056
Pool G02988
6.00%, 5/01/37	3,602,507	3,630,651
Pool G03703
5.50%, 12/01/37	1,442,478	1,415,522
Pool G12709
5.00%, 7/01/22	1,991,167	1,959,557
Pool180931
7.00%, 11/01/08	1,535	1,545

Total Federal Home Loan Mortgage Corporation		19,598,392

FEDERAL NATIONAL MORTGAGE ASSOCIATION—14.4%
Pool 190817
6.00%, 5/01/09	6,288	6,331
Pool 202957
8.00%, 8/01/21	11,798	12,591
Pool 252439
6.50%, 5/01/29	161,498	167,706
Pool 255933
5.50%, 11/01/35	1,496,530	1,473,240
Pool 323419
6.00%, 12/01/28	355,991	362,065
Pool 334593
7.00%, 5/01/24	176,406	188,093
Pool 39862
9.75%, 9/01/17	18,142	19,562
Pool 431587
6.50%, 8/01/28	64,695	67,222

Pool 436746
6.50%, 8/01/28	114,382	119,028
Pool 440401
6.50%, 8/01/28	503,402	523,853
Pool 44046
7.50%, 2/01/14	29	29
Pool 485678
6.50%, 3/01/29	323,448	336,083
Pool 494375
6.50%, 4/01/29	70,821	73,588
Pool 545051
6.00%, 9/01/29	526,771	536,747
Pool 604867
7.00%, 1/01/25	200,994	212,777
Pool 625596
7.00%, 2/01/32	108,686	114,854
Pool 695818
5.00%, 4/01/18	2,727,444	2,705,965
Pool 725418
6.50%, 5/01/34	798,361	827,052
Pool 763704
5.00%, 4/01/34	3,340,494	3,198,314
Pool 833143
5.50%, 9/01/35	3,694,275	3,636,783
Pool 843323
5.50%, 10/01/35	759,508	747,688
Pool 975207
5.00%, 3/01/23	1,459,868	1,437,423

Total Federal National Mortgage Association		16,766,994

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—1.0%
Pool 1061
9.00%, 4/20/23	39,259	42,873
Pool 146927
9.00%, 9/15/16	10,536	11,264
Pool 1886
9.00%, 10/20/24	7,999	8,759
Pool 188603
9.00%, 11/15/16	11,779	12,645
Pool 1893
8.50%, 10/20/09	4,836	4,890
Pool 208196
9.00%, 2/15/17	17,638	18,934
Pool 23641
9.00%, 10/15/08	123	124
Pool 3190557
8.00%, 12/15/16	3,532	3,633
Pool 346572
7.00%, 5/15/23	43,187	46,063
Pool 364004
7.00%, 10/20/23	79,646	84,841
Pool 392400
8.00%, 7/15/24	2,651	2,872
Pool 402603
8.00%, 2/15/10	6,766	6,883
Pool 407264
8.38%, 4/15/10	1,353	1,374
Pool 409703
8.00%, 12/15/09	5,021	5,098
Pool 484269
7.00%, 9/15/28	133,069	141,895

Pool 581522
6.00%, 5/15/33	442,970	452,382
Pool 592505
6.00%, 4/15/33	276,175	281,612
Pool 780440
8.50%, 11/15/17	6,150	6,541

Total Government National Mortgage Association		1,132,683

Total Mortgage-backed Securities (Cost $38,016,963)		37,498,069

COLLATERALIZED MORTGAGE OBLIGATIONS—22.3%
FEDERAL HOME LOAN MORTGAGE CORPORATION—2.7%
Series 112-I
6.50%, 1/15/21	7,238	7,386
Series 136-E
6.00%, 4/15/21	18,556	18,766
Series 141-D
5.00%, 5/15/21	8,813	8,762
Series 1577-PK
6.50%, 9/15/23	279,000	290,930
Series 1644-K
6.75%, 12/15/23	176,000	184,988
Series 1666H
6.25%, 9/15/23	984,165	1,003,433
Series 1686-PJ
5.00%, 2/15/24	81,680	81,268
Series 1920, Class H
7.00%, 1/15/12	379,803	390,178
Series 2446-LA
5.80%, 9/15/16	130,986	131,473
Series 2617-GW
3.50%, 6/15/16	110,739	110,526
Series 2707, Class PW
4.00%, 7/15/14	191,018	191,211
Series 6-C
9.05%, 6/15/19	36,517	38,814
Series R001-AE
4.38%, 4/15/15	701,456	696,956

Total Federal Home Loan Mortgage Corporation		3,154,691

FEDERAL NATIONAL MORTGAGE ASSOCIATION—7.0%
Series 1993-113-PK
6.50%, 7/25/23	186,019	190,554
Series 1993-127-H
6.50%, 7/25/23	188,226	193,467
Series 1993-202-J
6.50%, 11/25/23	102,718	105,917
Series 1994-3-PL
5.50%, 1/25/24	152,000	151,264
Series 1994-55-H
7.00%, 3/25/24	181,000	189,894
Series 2002-52-QA
6.00%, 7/18/32	113,297	114,935
Series 2004-51-KF
2.81%, 8/25/08 (1)	1,277,422	1,263,025
Series 2005-30, Class BU
5.00%, 3/25/24	5,935,000	5,964,644

Total Federal National Mortgage Association		8,173,700

WHOLE LOAN—12.6%
Banc of America Mortgage Securities, Series 2004-A, Class 2A1
3.55%, 8/25/08 (1)	1,266,637	1,226,178
Banc of America Mortgage Securities, Series 2004-B, Class 2A1
3.51%, 8/25/08 (1)	818,825	793,732
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-8, Class 2A1
4.50%, 6/25/19	7,289,136	6,863,094
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.09%, 8/25/08 (1)	3,548,649	3,491,025
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8
4.75%, 11/25/18	1,240,368	1,206,992
Structured Asset Securities Corp., Series 2005-1, Class 6A1
6.00%, 2/25/35	1,089,211	1,026,291

Total Whole Loan		14,607,312

Total Collateralized Mortgage Obligations (Cost $26,277,545)		25,935,703

U.S. TREASURY—5.6%
U.S. TREASURY BOND—5.6%
4.50%, 2/15/36	1,286,000	1,267,916
5.00%, 5/15/37	580,000	619,603
4.38%, 2/15/38	3,000,000	2,905,781
Inflation Indexed
3.50%, 1/15/11	1,325,000	1,765,948

Total U.S. Treasury (Cost $6,432,774)		6,559,248

CORPORATE BONDS—3.3%
AGRICULTURE—0.5%
Archer-Daniels-Midland Co.
5.38%, 9/15/35	750,000	618,605

BANKS—2.3%
Bank of America Corp.
7.13%, 10/15/11	1,000,000	1,046,939
First Tennessee Bank, NA,
4.63%, 5/15/13	1,000,000	781,584
US Bank NA
5.92%, 5/25/12	832,551	858,469

Total Banks		2,686,992

GAS UTILITIES—0.5%
Bay State Gas Co.,
9.20%, 6/06/11	500,000	544,224

Total Corporate Bonds (Cost $4,187,381)		3,849,821

MUNICIPAL BONDS—1.3%
City of Tacoma, WA, Lease Revenue Bonds, (Lease payments guaranteed by U.S. Government)
8.20%, 9/15/13	920,000	1,031,494
Miami, FL, Rent Revenue Series 1998 (Lease payments guaranteed by U.S. Government)
8.65%, 7/01/19	150,000	184,676
Tobacco Settlement Financing Corp.
6.36%, 5/15/25	254,033	248,800

Total Municipal Bonds (Cost $1,485,099)		1,464,970

U.S. GOVERNMENT GUARANTEED—1.3%
SHIPBUILDING—0.6%

American Heavy Lift Shipping Co.
5.38%, 6/01/17	694,000	738,243

TRANSPORTATION—0.7%
Vessel Management Service
6.75%, 7/15/25	699,000	776,453

Total U.S. Government Guaranteed (Cost $1,409,792)		1,514,696

REPURCHASE AGREEMENTS—0.1%
Interest in $174,990 repurchase agreement 2.19%, dated 7/31/08 under which Credit Suisse will repurchase a U.S. Government security maturing on 10/27/08 for $175,429 on 8/1/08. The Market Value of the underlying security at the end of the period was $178,938. (Cost $174,990)	174,990	174,990

Total Investments—99.6% (Cost $116,495,023)		115,983,192

Other assets less liabilities—0.4%		454,594

Total Net Assets—100.0%		$116,437,786

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	115,983,192	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$115,983,192	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB NY MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Par Value	Market Value
MUNICIPAL BONDS—97.9%
ARIZONA—1.9%
DEVELOPMENT—1.9%
Yuma Municipal Property Corp., AZ, Revenue Bonds (Series D) (XLCA INS)
5.00%, 7/01/21	$2,000,000	$2,017,820

NEW YORK—88.5%
BUILDING—2.8%
Canton, NY, Human Services,
5.75%, 9/01/32	915,000	919,749
Geneva, NY, Revenue Bonds, (Project A)
5.38%, 2/01/33	1,000,000	1,019,780
Montgomery County, NY, Industrial Development Agency, Revenue Bonds (Series A), (XLCA INS),
5.00%, 7/01/29	1,000,000	1,006,570

Total Building		2,946,099

DEVELOPMENT—3.0%
New York State Urban Development Corp., Service Contract Obligation, Refunding Revenue Bonds (Series B), (Original Issue Yield: 4.66%),
5.25%, 1/01/23	3,000,000	3,136,740

EDUCATION—10.8%
New York State Dormitory Authority, Personal Income Tax Revenue, (Series A), (Original Issue yield: 4.25%)
5.00%, 3/15/23	1,170,000	1,214,214
New York State Dormitory Authority, Revenue Bonds, State University Educational Facility, (Series A), (Original Issue Yield: 7.55%)
7.50%, 5/15/13	3,000,000	3,553,410
New York State Dormitory Authority, Unrefunded Revenue Bonds, (Series C), (Original Issue Yield: 7.47%)
7.38%, 5/15/10	460,000	497,899
New York State Dormitory Authority, Prerefunded Revenue Bonds, (Series C), (PRF to 5/15/09), (Original Issue Yield: 7.47%)
7.38%, 5/15/10	425,000	444,338
New York State Dormitory Authority, Mental Health Services Facilities Improvement, Revenue Bonds, (Series 2005D-1), (FGIC INS)
5.00%, 2/15/23	2,000,000	2,040,160
New York State Dormitory Authority, Revenue Bonds, (FHA INS)
5.85%, 8/01/26	290,000	293,471
New York State Dormitory Authority, Rochester University, (Series A), (PRF to 7/01/14)
5.13%, 7/01/39	1,000,000	1,102,140
New York State Dormitory Authority, School District Financing, Revenue Bonds, (Series C), (MBIA INS)
5.38%, 10/01/15	1,000,000	1,065,870
New York State Dormitory Authority, School Districts Financing Program (Series D), (MBIA INS)
5.50%, 10/01/17	895,000	959,664

Total Education		11,171,166

FACILITIES—1.5%
New York State Urban Development Corp., Correctional & Youth Facilities Service, Unrefunded Revenue Bonds (Series A), (Original Issue Yield: 4.25%),
5.50%, 1/01/17	1,510,000	1,589,924

GENERAL OBLIGATIONS—5.9%
Nassau County, NY, GO, (Series F), (FSA INS)
7.00%, 3/01/10	500,000	537,385
New York City, NY, GO Unlimited Refunding Bonds (Series B), (Original Issue Yield: 4.61%)
5.75%, 8/01/14	1,640,000	1,786,977
New York City, NY, GO Unlimited Unrefunded (Series B), (Original Issue Yield: 5.02%),
5.50%, 12/01/12	1,000,000	1,072,220

Suffolk County, NY, Public Imports, GO Unlimited Bonds (Assured Guaranty State Aid Withholding), (Original Issue Yield: 4.25%)
4.13%, 5/15/28	2,950,000	2,749,075

Total General Obligations		6,145,657

HIGHER EDUCATION—1.2%
New York State Dormitory Authority Refunding Revenue Bonds, (Series B), (Original Issue Yield: 3.98%),
5.25%, 11/15/23	1,200,000	1,268,304

HOUSING—4.2%
East Rochester, NY, Housing Authority, Revenue Bonds
6.13%, 4/20/43	1,355,000	1,423,048
New Rochelle, NY, Municipal Housing Authority, Revenue Bonds, (Series B), (HUD Section 8), (PRF 12/01/08 @ 103)
6.50%, 12/01/14	855,000	891,919
New York State HFA, AMT, (Series A), (FHA INS)
7.75%, 8/15/17 (5)	905,000	922,865
New York State Mortgage Agency, AMT, (Series 67)
5.80%, 10/01/28 (5)	215,000	217,636
New York State Mortgage Agency, Refunding Revenue Bonds, AMT, (Series 63)
5.70%, 4/01/11 (5)	865,000	873,987

Total Housing		4,329,455

MEDICAL—7.4%
Chemung County, NY, Industrial Development Agency, (Series A)
5.00%, 11/01/34	750,000	703,605
Chemung County, NY, Industrial Development Agency, (Series B)
5.00%, 11/01/34	1,000,000	938,140
Monroe County, NY, IDA, (Highland Hospital Rochester Project)
5.00%, 8/01/22	1,000,000	956,330
Monroe County, NY, IDA, Civic Facilities Revenue Bonds, (Highland Hospital Rochester Project)
5.00%, 8/01/25	1,000,000	938,930
New York City, NY, Health and Hospitals Corp., (Series A),
5.45%, 2/15/26	1,000,000	1,005,240
New York State Dormitory Authority, FHA Insured Mortgage Ellis Hospital Revenue Bonds, (FHA INS)
5.05%, 8/15/24	750,000	758,145
New York State Dormitory Authority, Health, Hospital, Nursing Home Improvement Revenue Bonds, (AMBAC FHA INS)
5.10%, 2/01/19	1,000,000	1,021,230
New York State Dormitory Authority, United Health Services, (AMBAC INS)
5.38%, 8/01/27	1,000,000	1,021,090
Tompkins, NY, Health Care Corp., (FHA INS)
10.80%, 2/01/28	260,000	285,433

Total Medical		7,628,143

POWER—5.8%
Long Island Power Authority, NY, Revenue Bonds, (Series E) (FGIC INS)
5.00%, 12/01/22	6,000,000	6,052,500

SCHOOL DISTRICT—1.3%
White Plains, NY, City School District, GO Unlimited Refunding Notes (Assured Guaranty State Aid Withholding), (Original Issue Yield: 3.85%)
4.25%, 6/15/20	380,000	385,461
White Plains, NY, City School District, GO Unlimited Refunding Notes (Assured Guaranty State Aid Withholding), (Original Issue Yield: 3.95%)
4.25%, 6/15/21	900,000	906,255

Total School District		1,291,716

SPECIAL PURPOSE ENTITY—12.2%
Grand Central, NY, District Management Association, Inc.
5.00%, 1/01/21	1,000,000	1,031,280
Nassau County, NY, Interim Finance Authority, Refunding Revenue Bonds (Series A), (MBIA INS)
5.00%, 11/15/22	2,635,000	2,730,835

New York Counties Tobacco Trust II, Refunding Revenue Bonds
5.25%, 6/01/25	805,000	750,381
Tobacco Settlement Financing Corp., NY, (Series A-1)
5.25%, 6/01/16	1,430,000	1,460,960
Tobacco Settlement Financing Corp., NY, (Series B-1C)
5.25%, 6/01/13	400,000	400,628
Tobacco Settlement Financing Corp., NY, Asset Backed Series (Series A-1), (AMBAC State GTD)/(Original Issue Yield: 4.14%),
5.25%, 6/01/22	3,000,000	3,074,310
Tobacco Settlement Financing Corp., NY, Asset Backed Series (Series A-1), (Original Issue Yield: 4.21%),
5.50%, 6/01/18	3,000,000	3,137,670

Total Special Purpose Entity		12,586,064

TRANSPORTATION—17.3%
Albany, NY, Parking Authority, Unrefunded Revenue Bonds, (Series A)
5.63%, 7/15/25	220,000	223,023
Metropolitan Transportation Authority, NY, Revenue Bonds (Series A), (AMBAC INS)/(Original Issue Yield: 4.69%),
5.50%, 11/15/16	1,400,000	1,475,488
New York New, NY, Transitional Authority, (FSA INS)
5.00%, 1/15/19	5,140,000	5,493,426
New York State Thruway Authority, (Series 2000A), (FSA INS)
6.25%, 4/01/11	1,000,000	1,068,830
New York State Thruway Authority, Dedicated Highway & Bridge Trust Fund, Unrefunded Revenue Bonds, (Series A), (FGIC INS)
5.13%, 4/01/11	655,000	671,722
New York State Thruway Authority, Second
5.00%, 4/01/20	2,500,000	2,654,725
New York State Thruway Authority, Service Contract Obligation, Refunding Revenue Bonds, Local Highway & Bridge (Original Issue Yield: 4.16%)
5.50%, 4/01/14	2,000,000	2,153,200
Triborough Bridge & Tunnel Authority, NY, (Series Y) Refunding Revenue Bonds, (AMBAC INS)
6.13%, 1/01/21	3,500,000	4,171,685

Total Transportation		17,912,099

WATER & SEWER—15.1%
New York City, NY, Municipal Water Finance Authority (Series C) (AMBAC INS)
5.00%, 6/15/35	1,000,000	1,006,010
New York City, NY, Municipal Water Finance Authority (Series C)
5.13%, 6/15/33	1,000,000	1,008,140
New York City, NY, Municipal Water Finance Authority, Water & Sewer System
Refunding Revenue Bond, (Series C), (Original Issue Yield: 4.59%)
5.00%, 6/15/31	5,000,000	5,072,299
New York City, NY, Municipal Water Finance Authority, Water & Sewer System
Revenue (Series A), (Original Issue Yield: 4.80%)
5.38%, 6/15/19	2,000,000	2,117,880
New York City, NY, Municipal Water Finance Authority, Water & Sewer System, Refunding Revenue Bonds (Series AA), (Original Issue Yield: 4.22%)
5.00%, 6/15/21	3,000,000	3,168,570
New York State Environmental Facilities Corp., Unrefunded Revenue Bonds
5.85%, 1/15/15	1,040,000	1,043,162
New York State Environmental Facilities Corp., State Clean Water & Drinking Revolving Fund, Refunding Revenue Bonds (Series I), (Original Issue Yield: 4.28%),
5.25%, 9/15/15	2,085,000	2,247,839

Total Water & Sewer		15,663,900

Total New York		91,721,767

OHIO—3.4%
SPECIAL PURPOSE ENTITY—3.4%
Buckeye Tobacco Settlement Financing Authority, OH, (Series A-2)
5.88%, 6/01/30	1,000,000	864,960
6.00%, 6/01/42	3,200,000	2,666,400

Total Ohio		3,531,360

PUERTO RICO—0.6%
GENERAL OBLIGATIONS—0.6%
Commonwealth of Puerto Rico, GO UT, (MBIA-IBC INS)
7.00%, 7/01/10	550,000	585,849

WASHINGTON—2.0%
SPECIAL PURPOSE ENTITY—2.0%
Tobacco Settlement Authority, WA, Tobacco Settlement Revenue, Asset Backed Series, (Original Issue Yield: 6.875%),
6.63%, 6/01/32	2,100,000	2,061,528

WISCONSIN—1.5%
SPECIAL PURPOSE ENTITY—1.5%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds
6.13%, 6/01/27	1,565,000	1,539,960

Total Municipal Bonds (Cost $102,254,855)		101,458,284

SHORT-TERM MUNICIPAL BONDS—0.8% (4)
GENERAL OBLIGATIONS—0.8%
New York City, NY, GO Unlimited Bonds (Subseries A-10), (Morgan Guaranty Trust),
2.04%, 8/01/08 (Cost $800,000)	800,000	800,000

Total Investments—98.7% (Cost $103,054,855)		102,258,284

Other assets less liabilities—1.3%		1,368,813

Total Net Assets—100.0%		$103,627,097

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	102,258,284	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$102,258,284	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB PENNSYLVANIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
MUNICIPAL BONDS—99.6%
PENNSYLVANIA—99.6%
CONTINUING CARE—8.0%
Bucks County, PA, IDA, Revenue Bonds, (Series 2002A), (Pennswood Village)
6.00%, 10/01/27	$1,000,000	$1,119,830
Bucks County, PA, IDA, Revenue Bonds, (Series A), (Ann's Choice, Inc.)
5.20%, 1/01/13	330,000	327,307
5.30%, 1/01/14	275,000	272,935
5.40%, 1/01/15	240,000	238,027
Delaware County, PA, Authority, (Dunwoody Village Inc.)
6.25%, 4/01/30	1,200,000	1,274,892
Montgomery County, PA, Higher Education & Health Authority Hospital, (Philadelphia Geriatric Center)
7.25%, 12/01/19	3,000,000	3,251,700
Montgomery County, PA, IDA, (ACTS Retirement-Life Community Inc.)
5.25%, 11/15/28	1,850,000	1,694,341
Montgomery County, PA, IDA, (Whitemarsh Continuing Care Retirement Community)
6.13%, 2/01/28	1,500,000	1,360,335

Total Continuing Care		9,539,367

DEVELOPMENT—13.7%
Bucks County, PA, IDA, Revenue Bonds, ETM (AMBAC INS)/(Senior Lifestyles Inc.)
10.00%, 5/15/19	4,775,000	7,218,988
Pennsylvania State IDA, Economic Development Revenue Bonds, (AMBAC INS)
5.50%, 7/01/13	500,000	540,655
Philadelphia, PA, Authority for Industrial (PRF 10/1/11)
5.25%, 10/01/30	2,000,000	2,162,880
Philadelphia, PA, Authority for Industrial Development, (Series B), (FSA INS)
5.25%, 10/01/10	1,000,000	1,059,030
Philadelphia, PA, Authority for Industrial Development, Revenue Bonds, (Please Touch Museum)
5.25%, 9/01/26	1,000,000	890,040
Philadelphia, PA, Redevelopment Authority, (FGIC INS)
5.00%, 4/15/27	1,500,000	1,396,365
Pittsburgh, PA, Auditorium Authority, (Series 1999), (AMBAC INS)
5.25%, 2/01/17	3,000,000	3,101,940

Total Development		16,369,898

EDUCATION—4.7%
Berks County, PA, Vocational Technical School Authority, Revenue Bonds, (Series 2005), (Berks Career & Technology Center)/ (MBIA Insurance Corp. INS)
5.00%, 6/01/14	1,655,000	1,753,059
Bucks County, PA, IDA, Revenue Bonds (Series A), (School Lane Charter School)
4.88%, 3/15/27	1,545,000	1,308,522
Charleroi, PA, Area School District, (Series C), (FGIC ST AID Withholding)/(Original Issue Yield: 6.046%)/(U.S. Government PRF 10/1/09 @ 100)
6.00%, 10/01/17	1,300,000	1,362,946
Charleroi, PA, Area School District, (Series C), (FGIC INS)/(Original Issue Yield: 6.046%)
6.00%, 10/01/17	30,000	31,100
York County, PA, School Technology Authority, Lease Revenue Bonds, (FGIC INS)
5.50%, 2/15/21	1,000,000	1,102,430

Total Education		5,558,057

FACILITIES—4.3%
Pennsylvania Convention Center Authority, Revenue Bonds, (FGIC INS)
6.00%, 9/01/19	2,410,000	2,814,952

Pittsburgh, PA, Public Parking Authority, Revenue Bonds (Series A) (FGIC INS)
5.00%, 12/01/25	2,500,000	2,371,975

Total Facilities		5,186,927

GENERAL OBLIGATIONS—4.8%
Butler County, PA, IDA, GO UT, (FGIC INS)
6.00%, 7/15/11	1,000,000	1,078,460
Lancaster County, PA, (Series A), (FGIC INS), (PRF 5/1/10)
5.60%, 5/01/12	1,000,000	1,057,750
Mercer County, PA, GO UT, (FGIC INS)
5.50%, 10/01/18	1,155,000	1,221,655
5.50%, 10/01/19	1,215,000	1,285,118
Philadelphia, PA, GO UT, (FSA INS)
5.25%, 9/15/15	1,000,000	1,065,620

Total General Obligations		5,708,603

GENERAL REVENUE—2.8%
Westmoreland County, PA, Municipal Authority, Revenue Bonds, (State and Local Government PRF 8/15/2015 @ 100)/(FSA INS)
5.25%, 8/15/27	3,000,000	3,344,790

HIGHER EDUCATION—16.9%
Allegheny County, PA, Higher Education Building Authority University Revenue, (Carnegie Mellon University),
5.13%, 3/01/32	2,000,000	2,015,840
Chester County, PA, HEFA, (Immaculata College)/(Radian Asset Assurance INS)
5.63%, 10/15/27	2,250,000	2,108,093
Delaware County, PA, Authority, (Eastern University)/(Radian Asset Assurance INS)
4.50%, 10/01/27	1,670,000	1,395,185
Montgomery County, PA, Higher Education & Health Authority Hospital, (Series FF1), (Dickinson College)/(CIFG INS)
5.00%, 5/01/19	1,420,000	1,455,088
5.00%, 5/01/20	1,490,000	1,514,093
Pennsylvania State Higher Education Facilities Authority, (Philadelphia College of Osteopathic Medicine)
5.00%, 12/01/13	1,345,000	1,417,334
Pennsylvania State Higher Education Facilities Authority, (Series A), (Pennsylvania Hospital)/(AMBAC Financial Group, Inc. INS)
5.00%, 8/15/14	2,685,000	2,904,471
Pennsylvania State Higher Education Facilities Authority, (St. Joseph's University)/(Radian Asset Assurance INS)
5.50%, 12/15/15	1,940,000	1,972,301
Pennsylvania State Higher Education Facilities Authority, (York College of Pennsylvania)/(FGIC INS)
5.00%, 11/01/20	550,000	557,029
Pennsylvania State Higher Educational Revenue, (MBIA Insurance Corp. INS)
5.00%, 5/01/27	1,250,000	1,259,113
Pennsylvania State University, Revenue Bonds
5.00%, 9/01/17	1,335,000	1,429,692
Swarthmore Boro Authority, PA, Refunding Revenue Bonds, (Swarthmore College)
5.25%, 9/15/20	1,000,000	1,058,520
Union County, PA, Higher Educational Facilities Financing Authority, Refunding Revenue Bonds, (Series A), (Bucknell University)
5.25%, 4/01/20	1,000,000	1,059,230

Total Higher Education		20,145,989

MEDICAL—10.6%
Allegheny County, PA, HDA, (Series A) Revenue Bonds, (Jefferson Regional Medical Center, PA)
4.20%, 5/01/11	370,000	371,765
4.25%, 5/01/12	290,000	289,089
4.40%, 5/01/16	415,000	398,155

Chester County, PA, HEFA, (Chester County Hospital, PA)/(MBIA Insurance Corp. INS)
5.63%, 7/01/09	1,985,000	1,990,697
5.63%, 7/01/10	1,675,000	1,679,037
Chester County, PA, HEFA, Revenue Bonds, (Series B), (Jefferson Health System)
5.38%, 5/15/27	2,000,000	2,007,100
Lancaster County, PA, Hospital Authority, (Masonic Homes)
5.00%, 11/01/21	1,160,000	1,133,552
Lancaster County, PA, Hospital Authority, (Series B), (Lancaster General Hospital)
5.00%, 3/15/23	1,270,000	1,266,012
Montgomery County, PA, Higher Education & Health Authority Hospital, Revenue Refunding Bonds, (AMBAC INS)/(Holy Redeemer Health Care)
5.50%, 10/01/08	1,275,000	1,280,661
Philadelphia, PA, IDA, Refunding Revenue Bonds, (Simpson House)/(Original Issue Yield: 4.84%)
4.75%, 8/15/08	270,000	270,085
Scranton-Lackawanna, PA, Health & Welfare Authority, Refunding Revenue Bonds, (Mercy Health Care Systems)/(MBIA Insurance Corp. INS)
5.63%, 1/01/16	2,000,000	2,023,660

Total Medical		12,709,813

POLLUTION CONTROL—0.6%
Bucks County, PA, IDA, Environmental Improvement Revenue Bonds, (USX Corp.)/(Mandatory Put),
5.40%, 11/01/17	750,000	769,215

SCHOOL DISTRICT—19.0%
Belle Vernon, PA, Area School District, GO UT, (United States Treasury PRF 4/1/09 @ 100)/(FGIC ST AID Withholding)
6.00%, 4/01/21	1,210,000	1,245,344
Central Dauphin, PA, School District (MBIA Insurance Corp. INS)/(PRF 2/1/16)
7.00%, 2/01/27	2,500,000	3,054,725
Coatesville, PA, School District, GO Bonds, (FSA ST AID Withholding),
5.00%, 8/01/23	3,340,000	3,464,983
Cumberland Valley, PA, School District, GO UT, (FSA INS)
5.00%, 11/15/16	2,000,000	2,168,660
Eastern York, PA, School District, GO UT, (Series A), (FSA INS)
5.00%, 9/01/24	1,275,000	1,310,789
Haverford Turnpike, PA, School District, GO UT, (FSA INS)
5.50%, 3/15/19	1,000,000	1,118,800
Hempfield, PA, School District, GO UT, (Series B), (FGIC INS)
5.00%, 10/15/18	2,650,000	2,796,386
Jenkintown, PA, School District, GO UT, (Series A), (FGIC ST AID Withholding)/(PRF 5/15/12)
5.00%, 5/15/28	1,375,000	1,478,606
Mifflin County, PA, School District, GO Unlimited, (MBIA-IBC XLCA State Aid Withholding)/(Original Issue Yield: 4.34%)
7.50%, 9/01/26	2,000,000	2,387,160
Philadelphia, PA, School District, GO Unlimited (Series D), (FSA State Aid Withholding)/(Original Issue Yield: 4.02%)
5.50%, 6/01/17	1,300,000	1,424,878
Tredyffrin-Easttown, PA, School District, GO UT Refunding Bonds
5.00%, 2/15/15	2,000,000	2,187,780

Total School District		22,638,111

TRANSPORTATION—12.4%
Allegheny County, PA, Port Authority Special Revenue Bonds, (FGIC INS)
5.00%, 3/01/19	2,500,000	2,536,300
Delaware River Joint Toll Bridge Commission, Refunding Revenue Bonds, Highway IMPS.
5.25%, 7/01/18	1,500,000	1,565,865
Delaware River Port Authority, PA, (Series A), (FSA INS)
5.50%, 1/01/16	3,410,000	3,654,974
Pennsylvania State Turnpike Commission, (Series S), (FGIC INS)
5.63%, 6/01/13	4,000,000	4,284,161

Scranton, PA, Parking Authority, (FGIC INS)
5.00%, 9/15/33	2,355,000	2,213,841
Southeastern, PA, Transportation Authority, Revenue Bonds, (Series A), (FGIC INS)
5.25%, 3/01/13	500,000	511,770

Total Transportation		14,766,911

WATER & SEWER—1.8%
Allegheny County, PA, Sanitation Authority (Series A), (MBIA INS)
5.00%, 12/01/23	2,120,000	2,141,900

Total Municipal Bonds (Cost $118,368,558)		118,879,581

Total Investments—99.6% (Cost $118,368,558)		118,879,581

Other assets less liabilities—0.4%		478,152

Total Net Assets—100.0%		$119,357,733

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	118,879,581	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$118,879,581	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MARYLAND MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
MUNICIPAL BONDS—98.5%
DISTRICT OF COLUMBIA—1.2%
TRANSPORTATION—1.2%
Washington, DC, Metro Area Transit Authority (FGIC INS)
6.00%, 7/01/10	$500,000	$528,260
Washington, DC, Metro Area Transit Authority, Refunding Revenue Bonds, (MBIA Insurance Corp. INS)
5.00%, 1/01/12	1,000,000	1,054,810

Total District Of Columbia		1,583,070

MARYLAND—90.9%
CONTINUING CARE—8.8%
Baltimore County, MD, Revenue Bonds (Series A), (Oak Crest Village, Inc.)
5.00%, 1/01/22	1,200,000	1,155,648
Carroll County, MD, Revenue Bonds, (Series A), (Fairhaven, Inc./Copper Ridge, Inc.)/(Radian Asset Assurance INS)
5.38%, 1/01/16	2,000,000	2,041,900
Frederick County, MD, Revenue Bonds, (Series A), (Buckingham's Choice Inc.)/(Original Issue Yield: 5.95%)
5.90%, 1/01/17	1,000,000	967,090
Maryland State Economic Development Corp., (Series A), (GNMA Collateralized Home Mortgage Program COL) (Crescent Cities Charities)
4.65%, 12/20/08	60,000	60,521
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Catholic Health Initiatives)
6.00%, 12/01/13	1,370,000	1,456,858
Maryland State Health & Higher Educational Facilities Authority, (Hebrew Home of Greater Washington)/(Landow House Inc)/(Original Issue Yield: 5.93%)
5.80%, 1/01/32	2,135,000	2,140,893
Maryland State Health & Higher Educational Facilities Authority, (Series B), (Peninsula United Methodist)
4.80%, 10/01/28	1,000,000	998,520
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2007A), (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.25%)
5.25%, 1/01/27	1,500,000	1,257,780
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2007A), (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%)
5.30%, 1/01/37	1,500,000	1,189,485

Total Continuing Care		11,268,695

DEVELOPMENT—3.9%
Maryland State Community Development Administration, Revenue Bonds, (Series A) (MBIA Insurance Corp INS)/(Original Issue Yield: 5.04%)
5.00%, 6/01/21	275,000	281,515
Maryland State Economic Development Corp., (Chesapeake Hills)
8.25%, 11/01/26	1,000,000	686,430
Maryland State Economic Development Corp., (Lutheran World Relief Inc)
5.25%, 4/01/29	1,535,000	1,434,841

Maryland State Economic Development Corp., (Lutheran World Relief Inc.)/(Obligated Group)/(PRF 4/1/10 @ 102)
7.13%, 4/01/19	690,000	748,091
Maryland State Economic Development Corp., Revenue Bonds, Maryland Department of Transportation
5.38%, 6/01/19	750,000	798,420
Maryland State, IDFA, (Series B), (National Aquarium in Baltimore, Inc.)/(Original Issue Yield: 5.21%)
5.10%, 11/01/22	1,000,000	1,000,680

Total Development		4,949,977

EDUCATION—4.8%
Maryland State Health & Higher Educational Facilities Authority, (FSA INS)/(Bullis School)/(Original Issue Yield: 5.35%)
5.25%, 7/01/20	1,585,000	1,664,583
Maryland State Health & Higher Educational Facilities Authority, (Mclean School)/(Original Issue Yield: 6.15%)
6.00%, 7/01/31	1,500,000	1,493,430
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series 2006) (Washington Christian Academy)
5.50%, 7/01/38	1,000,000	806,170
Maryland State IDFA, Economic Development Revenue Bonds, (Series 2005A) (Our Lady of Good Counsel High School)
6.00%, 5/01/35	1,000,000	964,450
New Baltimore, MD, Board School Commerce, Revenue Bonds, (Original Issue Yield: 5.05%)
5.00%, 11/01/13	1,135,000	1,187,289

Total Education		6,115,922

FACILITIES—5.6%
Baltimore County, MD, Convention Center, Refunding Revenue Bonds, (MBIA Insurance Corp. INS)
5.38%, 9/01/11	2,910,000	2,974,224
Baltimore County, MD, Convention Center, Revenue Bonds, (Series A), (Baltimore Hotel Corp.)/(XLCA Insurance)
5.25%, 9/01/39	2,500,000	2,189,675
Maryland State Stadium Authority, (Ocean City Convention Center)/(Original Issue Yield: 5.55%)
5.38%, 12/15/15	500,000	501,255
Montgomery County, MD, Revenue Authority Lease, Revenue Bonds
5.00%, 4/01/13	1,330,000	1,436,852

Total Facilities		7,102,006

GENERAL OBLIGATIONS—17.2%
Anne Arundel County, MD, GO UT, (Original Issue Yield: 3.86%)
5.00%, 3/01/16	1,000,000	1,067,350
Anne Arundel County, MD, LT GO, AMT (Original Issue Yield: 5.55%)
5.50%, 9/01/15 (5)	500,000	500,405
Baltimore County, MD, Public Improvement, GO UT
4.20%, 9/01/23	2,000,000	1,954,020
Frederick County, MD, GO UT
5.25%, 11/01/19	1,500,000	1,659,405
Frederick County, MD, Refunding GO UT, (Series A)
5.25%, 7/01/13	2,080,000	2,229,926
Howard County, MD, (Series A)
5.25%, 8/15/15	1,800,000	1,927,368
Howard County, MD, GO UT, (Series A), (PRF 2/15/12)
5.25%, 8/15/16	1,480,000	1,599,525
Maryland State, (Series A), (Original Issue Yield: 4.28%)
5.50%, 3/01/13	2,000,000	2,215,640
Montgomery County, MD, GO UT, (Series A), (PRF 1/01/10)/(Original Issue Yield: 5.07%)
5.60%, 1/01/16	2,000,000	2,117,880
Prince Georges County, MD, Consolidated Public Improvement, GO UT, (FSA INS)/(PRF 10/1/09)
5.50%, 10/01/10	1,045,000	1,100,082
Queen Annes County, MD, (MBIA Insurance Corp. INS)/(Original Issue Yield: 3.94%)
5.00%, 11/15/16	1,000,000	1,080,350
St. Mary’s County, MD, GO UT, (St. Mary's Hospital)/(Original Issue Yield: 5.00%)
5.00%, 10/01/21	1,000,000	1,033,020
St. Mary’s County, MD, Refunding GO UT
5.00%, 10/01/18	2,255,000	2,384,234
Washington Suburban Sanitation District, MD, GO UT
6.00%, 6/01/18	1,000,000	1,183,470

Total General Obligations		22,052,675

GENERAL REVENUE—5.3%
Anne Arundel County, MD, Refunding Revenue Bonds, National Business Park Project
5.13%, 7/01/28	2,200,000	2,266,264
Baltimore, MD, Refunding Revenue Bonds, (Series A), (FGIC INS)
5.25%, 7/01/17	1,000,000	1,068,330
Baltimore, MD, Water Project Refunding Revenue Bonds, (Series A), (FSA INS)/(PRF 7/01/10)/(Original Issue Yield: 5.80%)
5.75%, 7/01/30	3,000,000	3,196,710
Montgomery County, MD, Special Obligation, Special Tax, (Series A), (Radian Group, Inc. INS)/(Original Issue Yield: 5.48%)
5.38%, 7/01/20	250,000	244,295

Total General Revenue		6,775,599

HIGHER EDUCATION—9.1%
Frederick County, MD, Revenue Bonds, (Series A), (Mount St. Mary University)/(PRF 3/01/10)/(Original Issue Yield: 5.88%)
5.75%, 9/01/25	1,000,000	1,063,340
Maryland State Economic Development Corp., (Series A), (Collegiate Housing)/(Original Issue Yield: 5.60%)
5.60%, 6/01/10	500,000	510,360
Maryland State Economic Development Corp., (Series A), (Collegiate Housing)/(Original Issue Yield: 6.054%)
6.00%, 6/01/19	1,000,000	1,022,760
Maryland State Economic Development Corp., Revenue Bonds Morgan State University Project (Series A)/(Original Issue Yield: 6.09%)
6.00%, 7/01/22	500,000	485,975
Maryland State Economic Development Corp., Revenue Bonds University of Maryland/Baltimore (Series A)/(Original Issue Yield: 5.88%)
5.75%, 10/01/33	350,000	292,593
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins University)/(Original Issue Yield: 5.52%)
5.25%, 7/01/17	2,000,000	2,044,580
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins University)/(Original Issue Yield: 5.54%)
5.13%, 7/01/20	2,000,000	2,043,840
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins University)/(United States Treasury PRF 7/01/09)/(Original Issue Yield: 6.18%)
6.00%, 7/01/39	1,000,000	1,045,530
St. Mary’s College, MD, Refunding Revenue Bonds, Academic and Auxiliary Fee (Series A), (AMBAC INS)/(Original Issue Yield: 4.65%)
4.50%, 9/01/30	2,250,000	2,086,313
University of Maryland, Revenue Bonds, (Series A)
5.25%, 10/01/11	1,000,000	1,041,050

Total Higher Education		11,636,341

HOUSING—0.1%
Maryland State Community Development Administration, Refunding Revenue Bonds, (Original Issue Yield: 5.00%)
5.00%, 4/01/17	115,000	116,791
Prince Georges County, MD, Housing Authority SFM, AMT (Series A), (GNMA)/(FNMA)/(FHLMC)
5.55%, 12/01/33 (5)	10,000	9,294

Total Housing		126,085

MEDICAL—27.0%
Maryland State Health & Higher Educational Facilities Authority, (Carroll County, MD General Hospital)
6.00%, 7/01/37	2,250,000	2,259,180
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Doctors Hospital Inc.)
5.00%, 7/01/27	1,750,000	1,597,873
Maryland State Health & Higher Educational Facilities Authority, (Frederick Memorial Hospital)
5.00%, 7/01/22	3,000,000	2,923,560

Maryland State Health & Higher Educational Facilities Authority, (Howard County General Hospital, MD)/(Original Issue Yield: 5.68%)
5.50%, 7/01/13	580,000	605,630
Maryland State Health & Higher Educational Facilities Authority, (Johns Hopkins Hospital)
5.00%, 5/15/26	900,000	903,645
Maryland State Health & Higher Educational Facilities Authority, (MBIA Insurance Corp. INS)/(Howard County General Hospital, MD)/(Original Issue Yield: 5.17%)
5.00%, 7/01/19	1,500,000	1,514,100
Maryland State Health & Higher Educational Facilities Authority, (Medlantic/Helix Parents Inc)/(FSA INS)
5.25%, 8/15/11	2,000,000	2,049,300
Maryland State Health & Higher Educational Facilities Authority, (Mercy Medical Center)/(Original Issue Yield: 5.80%)
5.63%, 7/01/31	2,000,000	1,950,880
Maryland State Health & Higher Educational Facilities Authority, (Series A) (Medlantic/Helix Parent, Inc.)/(FSA INS)
5.25%, 8/15/12	1,175,000	1,202,554
Maryland State Health & Higher Educational Facilities Authority, (Series A), (Suburban Hospital)
5.50%, 7/01/16	600,000	634,992
Maryland State Health & Higher Educational Facilities Authority, (Series B), (University of Maryland Medical System)/(AMBAC INS)
5.00%, 7/01/15	1,740,000	1,813,358
Maryland State Health & Higher Educational Facilities Authority, (University of Maryland Medical System)
5.00%, 7/01/12	1,000,000	1,051,360
Maryland State Health & Higher Educational Facilities Authority, ETM (AMBAC INS)/(Helix Health Systems Inc)/(Original Issue Yield: 5.27%)
5.00%, 7/01/27	3,630,000	3,843,661
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Medstar Inc.)/(Original Issue Yield: 4.05%)
5.00%, 8/15/11	1,000,000	1,035,720
Maryland State Health & Higher Educational Facilities Authority, Refunding Revenue Bonds, (Series A), (Lifebridge Health Inc.)
5.00%, 7/01/12	1,000,000	1,073,550
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Frederick Memorial Hospital)/(FGIC LOC)
5.25%, 7/01/13	500,000	527,310
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Johns Hopkins Hospital)
5.00%, 5/15/13	1,465,000	1,525,841
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Kennedy Krieger Childrens Hospital)/(Obligated Group)/(Original Issue Yield: 5.55%)
5.50%, 7/01/33	500,000	469,700
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (MedStar Health, Inc.)
5.25%, 5/15/46	1,000,000	906,010
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Peninsula Regional Medical Center)
5.00%, 7/01/17	1,745,000	1,798,990
5.00%, 7/01/26	1,000,000	982,540
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Doctors Community Hospital)
5.00%, 7/01/20	1,000,000	958,350
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Sheppard Pratt Health System)
5.25%, 7/01/35	500,000	473,800
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, (Series A), (Western Maryland Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 4.10%)
4.00%, 1/01/18	2,000,000	1,919,400

Montgomery County, MD, EDA, (Trinity Health Care Group)
5.13%, 12/01/22	600,000	604,062

Total Medical		34,625,366

MULTI-FAMILY HOUSING—2.0%
Howard County, MD, Multifamily Revenue, Revenue Bonds, (Chase Glen Project)/(Avalon Properties, Inc.)
4.90%, 7/01/24	500,000	481,700
Maryland State Community Development Administration, (Series C), (FANNIE MAE)
5.20%, 12/01/29	2,000,000	2,043,540

Total Multi-family Housing		2,525,240

POLLUTION CONTROL—1.0%
Prince Georges County, MD, Parking Authority, Potomac Electric Project, (Original Issue Yield: 5.85%)
5.75%, 3/15/10	1,250,000	1,302,775

TRANSPORTATION —3.1%
Baltimore County, MD, Port Facility, (EI Du Pont de Nemours & Co.)
6.50%, 12/01/10	400,000	412,348
Baltimore County, MD, Port Facility, (Series A), (EI Du Pont de Nemours & Co.)
6.50%, 10/01/11	1,000,000	1,005,280
Maryland State Department of Transportation
5.50%, 2/01/16	1,000,000	1,124,960
Maryland State Department of Transportation, Refunding Revenue Bonds
5.00%, 5/01/15	1,375,000	1,486,719

Total Transportation		4,029,307

WATER & SEWER—3.0%
Baltimore, MD, Wastewater Project Revenue Bonds (Series B) (MBIA INS)/(PRF 7/01/15)
5.00%, 7/01/22	1,290,000	1,418,316
Baltimore, MD, Wastewater, Revenue Bonds, (FGIC INS)
6.00%, 7/01/15	1,000,000	1,088,510
Baltimore, MD, Wastewater, Revenue Bonds (Series A), (FGIC INS)
5.13%, 7/01/42	500,000	497,505
Baltimore, MD, Water Projects, Revenue Bonds (Series A) ETM, (FGIC INS)
5.38%, 7/01/15	775,000	856,096

Total Water & Sewer		3,860,427

Total Maryland		116,370,415

PUERTO RICO—4.8%
FACILITIES—1.9%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Refunding Bonds, (Series C), (FGIC INS)/(Original Issue Yield: 3.87%)
5.50%, 7/01/20	2,400,000	2,472,936

GENERAL OBLIGATIONS—1.3%
Puerto Rico Public Finance Corp., (Series A), (Ambac Financial Group, Inc. INS)
5.38%, 6/01/19	1,500,000	1,632,285

HOUSING—1.6%
Puerto Rico HFA, Capital Funding Program, (Original Issue Yield: 4.22%)
5.00%, 12/01/18	2,000,000	2,074,860

Total Puerto Rico		6,180,081

WISCONSIN—1.6%
SPECIAL PURPOSE ENTITY—1.6%
Badger, WI, Tobacco Asset Securitization Corp., Revenue Bonds
7.00%, 6/01/28	2,000,000	2,051,560

Total Municipal Bonds (Cost $126,572,760)		126,185,126

MONEY MARKET FUND—0.9%
Dreyfus Tax Exempt Cash Fund, Institutional Shares, AMT 2.13% (5)(7) (Cost $1,159,277)	1,159,277	1,159,277

Total Investments—99.4% (Cost $127,732,037)		127,344,403

Other assets less liabilities—0.6%		831,739

Total Net Assets—100.0%		$128,176,142

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$1,159,277	$—
Level 2 - Other Significant Observable Inputs	126,185,126	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$127,344,403	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB VIRGINIA MUNICIPAL BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	PAR VALUE	MARKET VALUE
MUNICIPAL BONDS—95.5%
DISTRICT OF COLUMBIA—3.3%
AIRPORT DEVELOPMENT & MAINTENANCE—3.3%
Metropolitan Washington, DC, Airports Authority Revenue Bonds, AMT (Series D), (FSA INS)
5.38%, 10/01/18 (5)	$245,000	$247,619
5.38%, 10/01/19 (5)	335,000	337,332

Total District of Columbia		584,951

PUERTO RICO—8.5
FACILITIES—4.2%
Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax Refunding Bonds, (Series C), (FGIC INS)/(Original Issue Yield: 3.87%)
5.50%, 7/01/20	705,000	726,425

GENERAL OBLIGATIONS—1.3%
Commonwealth of Puerto Rico, GO UT, Prerefunded (Series A), (Original Issue Yield: 5.02%)/(PRF 7/01/13 @ 100),
5.00%, 7/01/33	150,000	163,938
Commonwealth of Puerto Rico, GO UT, Unrefunded (Series A), (Original Issue Yield: 5.02%),
5.00%, 7/01/33	65,000	61,886

Total General Obligations		225,824

GENERAL REVENUE—1.5%
Puerto Rico Public Finance Corp., Revenue Bonds, (Series A), (U.S. Treasury and U.S. Government PRF 8/1/2011 @ 100)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.15%)
5.00%, 8/01/31	250,000	264,478

TRANSPORTATION—1.5%
Puerto Rico Highway and Transportation Authority, (Series W)
5.50%, 7/01/13	250,000	266,958

Total Puerto Rico		1,483,685

VIRGINIA—83.7%
DEVELOPMENT—8.4%
Chesterfield County, VA, IDA, Revenue Bonds, (Virginia Electric & Power Co.)
4.75%, 11/01/16	50,000	51,758
Frederick County, VA, IDA, Revenue Bonds, (AMBAC INS)
5.00%, 12/01/14	705,000	747,906
Montgomery County, VA, IDA, Revenue Bonds, (Series C), (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.30%)
5.13%, 1/15/19	500,000	514,750
Virginia Beach, VA, Development Authority, Social Services Facility, (AMBAC INS)/(Original Issue Yield: 5.05%)
5.00%, 12/01/17	100,000	102,680
Virginia Beach, VA, Development Authority, Town Center Project Phase I, (Series A), (Original Issue Yield: 4.32%)
4.25%, 8/01/13	50,000	51,738

Total Development		1,468,832

EDUCATION—2.1%
Alexandria, VA, IDA, Revenue Bonds, (Episcopal High School)
5.00%, 1/01/29	250,000	250,805
Henrico County, VA, IDA, Revenue Bonds, (The Collegiate School) (Original Issue Yield: 5.15%)
5.10%, 10/15/29	120,000	118,764

Total Education		369,569

FACILITIES—3.0%
Virginia State, VA, Public Building Authority, Public Facility Revenue Bonds (Series B), (Original Issue Yield: 3.95%)
5.00%, 8/01/23	500,000	520,730

GENERAL OBLIGATIONS—12.4%
Alexandria, VA, Public Improvements, GO UT, (U. S. Treasury PRF 6/15/2010 @ 101)
5.75%, 6/15/14	500,000	536,840
Arlington County, VA, Public Improvement, GO UT, (U. S. Treasury PRF 2/1/2012 @ 100)
5.25%, 2/01/15	350,000	378,133
Loudoun County, VA, GO UT, (Series B),
5.25%, 12/01/14	500,000	558,104
Roanoke, VA, GO UT, AMT (Series B), (FGIC INS)
5.00%, 10/01/11 (5)	300,000	314,925
Winchester, VA, Public Improvements, (State and Local Government PRF 6/01/10 @ 101)/(State Aid Withholding INS)/(Original Issue Yield: 5.67%),
5.63%, 6/01/18	350,000	374,742

Total General Obligations		2,162,744

GENERAL REVENUE—3.5%
Virginia Beach, VA, Public Improvement (Series B)
5.00%, 5/01/20	250,000	268,960
Virginia State, Resources Authority Infrastructure Revenue Bonds (Series A), (VA Pooled Funding Program)
4.00%, 11/01/21	350,000	337,127

Total General Revenue		606,087

HIGHER EDUCATION—4.4%
Fredericksburg, VA, IDA, Revenue Bonds, (Mary Washington College R/E)/(Original Issue Yield: 5.48%)
5.35%, 4/01/29	250,000	234,105
Virginia College Building Authority, Refunding Revenue Bonds, (MBIA Insurance Corp. INS)/(Washington & Lee University)/(Original Issue Yield: 5.05%)
5.25%, 1/01/31	500,000	529,815

Total Higher Education		763,920

MEDICAL—15.2%
Albemarle County, VA, IDA, (Martha Jefferson Hospital),
5.25%, 10/01/15	650,000	679,517
Albemarle County, VA, IDA, Revenue Bonds, (Westminster-Canterbury of Richmond)/(Original Issue Yield: 4.75%)
4.63%, 1/01/19	200,000	184,832
Fairfax County, VA, IDA, Refunding Revenue Bonds, (Inova Health System)/(Original Issue Yield: 5.35%)
5.25%, 8/15/19	720,000	776,641
Fairfax County, VA, IDA, Revenue Bonds, (Inova Health System)/(Original Issue Yield: 5.35%)
5.00%, 8/15/23	250,000	259,385
Henrico County, VA, EDA, Revenue Bonds (Series A), (Obligated Group)/(Bon Secours Health System, Inc.-St. Francis Medical)/(Original Issue Yield: 5.70%)/(PRF 11/15/12 @ 100),
5.60%, 11/15/30	5,000	5,519
Henrico County, VA, EDA, Unrefunded Revenue Bonds (Series A), (Obligated Group)/(Bon Secours Health System, Inc.-St. Francis Medical)/(Original Issue Yield: 5.70%)
5.60%, 11/15/30	245,000	246,068
Virginia Beach, VA, Development Authority Residential Care Facilities, (Westminster Canterbury)/(Original Issue Yield: 5.42%)
5.38%, 11/01/32	500,000	448,840
Virginia Beach, VA, Development Authority, (Virginia Beach, VA General Hospital) (AMBAC INS)/(Original Issue Yield: 5.70%)
5.13%, 2/15/18	50,000	52,751

Total Medical		2,653,553

MULTI-FAMILY HOUSING—7.4%
Arlington County, VA, IDA, Colonial Village Revenue Bonds, AMT (AHC LP-2), Mandatory Tender 11/1/19,
5.15%, 11/01/31 (5)	500,000	497,135

Virginia State Housing Development Authority Multi-Family, AMT (Series G)
5.00%, 11/01/13 (5)	300,000	302,427
Virginia State Housing Development Authority, Rental Housing , AMT (Series N), (GO of Authority INS)
5.13%, 1/01/15 (5)	500,000	505,045

Total Multi-family Housing		1,304,607

POLLUTION CONTROL—4.2%
Chesterfield County, VA, IDA, Revenue Bonds, (Virginia Electric & Power Co.)
5.88%, 6/01/17	200,000	210,716
Southeastern Public Service Authority, VA, Refunding Revenue Bonds, (AMBAC INS.)/(Original Issue Yield: 5.07%),
5.00%, 7/01/15	500,000	521,765

Total Pollution Control		732,481

TRANSPORTATION—7.5%
Richmond, VA, Metropolitan Authority, Refunding Revenue Bonds, (FGIC LOC)/(Original Issue Yield: 5.02%)
5.25%, 7/15/17	200,000	213,872
Virginia Commonwealth Transportation Board, (Series A)
5.00%, 5/15/14	500,000	546,860
Virginia Commonwealth Transportation Board, Revenue Bonds,
5.00%, 9/28/15	500,000	548,465

Total Transportation		1,309,197

WATER & SEWER—15.6%
Fairfax County, VA, Water Authority, Revenue Bonds, (Escrowed in U.S. Treasuries COL)/(Original issue Yield: 5.85%)
5.80%, 1/01/16	685,000	745,821
Fairfax County, VA, Water Authority, Revenue Refunding Bonds, (Original issue Yield: 5.22%)
5.00%, 4/01/21	100,000	108,385
Norfolk, VA, Water Revenue, Revenue Bonds, (MBIA Insurance Corp. INS)/(Original issue Yield: 5.95%)
5.88%, 11/01/15	500,000	501,385
Norfolk, VA, Water Revenue, Revenue Bonds, (MBIA Insurance Corp. INS)/(Original issue Yield: 6.10%)
5.75%, 11/01/12	500,000	501,315
Prince William County, VA, Service Authority Water & Sewer System, (FGIC INS)/(PRF 7/1/09)
5.50%, 7/01/19	250,000	261,355
Upper Occoquan Sewage Authority, VA, (Series A), (MBIA INS)
5.15%, 7/01/20	575,000	619,344

Total Water & Sewer		2,737,605

Total Virginia		14,629,325

Total Municipal Bonds (Cost $16,493,024)		16,697,961

SHORT-TERM MUNICIPAL BONDS—1.7% (4)
MEDICAL—1.7%
Loudoun County, VA, IDA Revenue Bonds (Series E) Weekly VRDNs, (Howard Hughes Medical Institute), 2.10%, 8/06/08 (Cost $300,000)	300,000	300,000

MONEY MARKET FUND—2.1%
Dreyfus Tax Exempt Cash Fund, Institutional Shares, AMT 2.13% (5)(7) (Cost $364,279)	364,279	364,279

Total Investments—99.3% (Cost $17,157,303)		17,362,240

Other assets less liabilities—0.7%		121,328

Total Net Assets—100.0%		$17,483,568

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$364,279	$—
Level 2 - Other Significant Observable Inputs	16,997,961	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$17,362,240	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB INTERMEDIATE TERM BOND FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Principal Amount	Value
ASSET-BACKED SECURITIES—1.0%
FINANCIAL SERVICES—1.0%
Ford Credit Auto Owner Trust, Series 2007-B Class A2A
5.26%, 6/15/10 (Cost $1,730,329)	$1,730,492	$1,739,703

COLLATERALIZED MORTGAGE OBLIGATIONS—10.8%
COMMERCIAL MORTGAGE BACK SECURITY—1.5%
American Tower Trust, Series 2007-1A, Class AFX
5.42%, 4/15/37	1,000,000	984,180
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2
5.63%, 4/10/49	1,500,000	1,485,351

Total Commercial Mortgage Back Security		2,469,531

FEDERAL HOME LOAN MORTGAGE CORPORATION—6.9%
Series 1920, Class H
7.00%, 1/15/12	379,803	390,178
Series 1993-160, Class AJ
6.50%, 4/25/23	369,073	372,030
Series 2672, Class WA
4.00%, 9/15/10	671,889	668,761
Series 2872, Class GB
5.00%, 5/15/28	7,000,000	7,094,616
Series R001-AE
4.38%, 4/15/15	3,273,461	3,252,461

Total Federal Home Loan Mortgage Corporation		11,778,046

WHOLE LOAN—2.4%
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.09%, 8/25/08 (1)	2,129,189	2,094,615
Structured Asset Securities Corp., Series 2005-1, Class 6A1
6.00%, 2/25/35	2,178,421	2,052,582

Total Whole Loan		4,147,197

Total Collateralized Mortgage Obligations (Cost $18,699,627)		18,394,774

COMMERCIAL PAPER—3.3% (6)
ASSET BACKED SECURITIES—1.2%
Falcon Asset Securitization Co., LLC
2.48%, 8/04/08	2,000,000	1,999,449

FOOD—0.9%
Kraft Foods Inc.
2.30%, 8/04/08	1,500,000	1,499,617

MISCELLANEOUS MANUFACTURING—1.2%
Textron Inc.
2.75%, 8/05/08	2,000,000	1,999,236

Total Commercial Paper (Cost $5,498,688)		5,498,302

CORPORATE BONDS—15.2%
AEROSPACE & DEFENSE—0.6%
United Technologies Corp., Unsecured Note
4.88%, 5/01/15	960,000	956,463

AUTO MANUFACTURERS—0.7%
Daimler Finance North America LLC
5.75%, 9/08/11	500,000	502,113
Ford Motor Credit Co., LLC
4.36%, 10/15/08 (1)	900,000	767,252

Total Auto Manufacturers		1,269,365

BANKS—2.5%
Bank of America Corp.
7.13%, 10/15/11	800,000	837,552
JP Morgan Chase Bank NA
6.00%, 10/01/17	500,000	482,426

PNC Funding Corp., Sub. Note
6.13%, 2/15/09	1,330,000	1,343,196
US Bank NA
5.92%, 5/25/12	1,248,826	1,287,703
6.30%, 2/04/14	305,000	316,160

Total Banks		4,267,037

BEVERAGES—0.9%
Coca-Cola Enterprises Inc
3.32%, 8/06/08 (1)	1,000,000	1,005,164
Dr. Pepper Snapple Group, Inc.
6.82%, 5/01/18 (2)(3)	500,000	508,588

Total Beverages		1,513,752

COMMERCIAL SERVICES—0.3%
Iron Mountain Inc.
8.00%, 6/15/20	500,000	486,250

DIVERSIFIED FINANCIAL SERVICES—2.2%
BankBoston Capital Trust III
3.53%, 9/15/08 (1)	1,000,000	740,719
General Electric Capital Corp.
5.20%, 2/01/11	1,000,000	1,030,109
IBM International Group Capital
5.05%, 10/22/12	1,000,000	1,024,698
Textron Financial Corp.
5.40%, 4/28/13	1,000,000	989,611

Total Diversified Financial Services		3,785,137

ELECTRIC UTILITIES—0.1%
Centerpoint Energy Inc.
6.50%, 5/01/18	125,000	122,212

ENERGY EQUIPMENT & SERVICES—0.3%
National-Oilwell, Inc.
5.65%, 11/15/12	500,000	508,305

FOOD—1.2%
General Mills Inc.
5.25%, 8/15/13	500,000	498,920
Kellogg Co.
4.25%, 3/06/13	500,000	487,165
McCormick & Co., Inc.
5.75%, 12/15/17	500,000	498,308
McDonald’s Corp.
5.35%, 3/01/18	500,000	493,109

Total Food		1,977,502

HOUSEHOLD PRODUCTS—0.3%
Clorox Co.
5.00%, 3/01/13	500,000	489,594

MEDIA—0.6%
COX Enterprises, Inc., Note
7.88%, 9/15/10 (2)(3)	1,000,000	1,057,384

MULTI-UTILITIES—0.6%
CenterPoint Energy, Inc., Sr. Note, Series B
7.25%, 9/01/10	500,000	518,248
Dominion Resources, Inc., Series A
5.60%, 11/15/16	500,000	484,968

Total Multi-utilities		1,003,216

OIL & GAS—2.0%
Devon Financing Corp
6.88%, 9/30/11	1,000,000	1,061,492
Enterprise Products Operating LP
7.03%, 1/15/68	1,000,000	890,622
Enterprise Products Operating LP, Class B
4.63%, 10/15/09	500,000	499,240
Pioneer Natural Resources Co.
6.88%, 5/01/18	1,000,000	940,322

Total Oil & Gas		3,391,676

REAL ESTATE INVESTMENT TRUSTS—0.6%
HRPT Properties Trust
6.65%, 1/15/18	500,000	443,371
Simon Property Group, Inc.
5.38%, 6/01/11	500,000	491,318

Total Real Estate Investment Trusts		934,689

RETAIL—0.6%
CVS/Caremark Corp.
5.75%, 6/01/17	1,000,000	983,814

TELECOMMUNICATIONS—0.7%
American Tower Systems Corp., Sr. Note, Class A
7.13%, 10/15/12	1,000,000	1,020,000
Rogers Communications, Inc.
6.80%, 8/15/18	150,000	150,894

Total Telecommunications		1,170,894

TRANSPORTATION—1.0%
Canadian National RR Co.
5.85%, 11/15/17	500,000	505,081
Korea Railroad Corp.
5.38%, 5/15/13 (2)(3)	500,000	496,298
Union Pacific Corp., Sr. Unsecured
3.88%, 2/15/09	500,000	500,317
5.75%, 11/15/17	250,000	241,870

Total Road & Rail		1,743,566

Total Corporate Bonds (Cost $26,214,520)		25,660,856

ENHANCED EQUIPMENT TRUST CERTIFICATES—0.5%
AIRLINES—0.5%
Delta Airlines, Inc.
6.82%, 8/10/22 (2)(3) (Cost $959,706)	972,839	802,544

GOVERNMENT AGENCIES—15.0%
THRIFTS & MORTGAGE FINANCE—15.0%
Federal Home Loan Bank System, Bonds
5.00%, 12/11/09	7,000,000	7,174,675
4.63%, 2/18/11	6,000,000	6,174,276
Federal Home Loan Mortgage Corp.
5.75%, 3/15/09	7,000,000	7,129,863
5.00%, 1/30/14	2,000,000	2,072,826
Federal Natinal Mortgage Association
3.15%, 4/01/11	3,000,000	2,953,363

Total Government Agencies (Cost $25,177,532)		25,505,003

MORTGAGE-BACKED SECURITIES—35.1%
FEDERAL HOME LOAN MORTGAGE CORPORATION—15.0%
Pool A18401
6.00%, 2/01/34	272,536	275,772
Pool C90293
7.50%, 9/01/19	483,512	520,546
Pool C90504
6.50%, 12/01/21	236,709	245,495
Pool E76204
5.50%, 4/01/14	3,613	3,655
Pool E83022
6.00%, 4/01/16	153,462	157,908
Pool E92817
5.00%, 12/01/17	938,900	931,037
Pool G03703
5.50%, 12/01/37	4,808,260	4,718,405
Pool G10399
6.50%, 7/01/09	10,274	10,357
Pool G11311
5.00%, 10/01/17	765,487	759,076
Pool G12709
5.00%, 7/01/22	8,491,880	8,357,071
Pool G13077
5.50%, 4/01/23	9,445,403	9,496,171

Total Federal Home Loan Mortgage Corporation		25,475,493

FEDERAL NATIONAL MORTGAGE ASSOCIATION—19.4%
Pool 254227
5.00%, 2/01/09	161,326	162,193
Pool 254240
7.00%, 3/01/32	302,538	319,707
Pool 254400
5.50%, 7/01/09	157,153	158,931
Pool 256674
6.00%, 4/01/37	5,036,381	5,075,098
Pool 303831
6.00%, 4/01/11	70,531	72,161
Pool 313224
7.00%, 12/01/11	78,696	81,473
Pool 424286
6.50%, 6/01/13	34,253	35,528
Pool 50905
6.50%, 10/01/08	5,223	5,262
Pool 526062
7.50%, 12/01/29	65,837	70,273
Pool 561915
6.50%, 11/01/30	31,509	32,700
Pool 619054
5.50%, 2/01/17	507,667	514,520

Pool 832365
5.50%, 8/01/20	4,217,592	4,254,760
Pool 838741
5.00%, 9/01/20	3,858,737	3,815,085
Pool 839291
5.00%, 9/01/20	132,130	130,635
Pool 897174
6.00%, 10/01/36	1,957,647	1,973,308
Pool 933147
5.50%, 10/01/37	3,702,965	3,638,394
Pool 959393
6.00%, 12/01/37	7,803,240	7,863,229
Pool 975207
5.00%, 3/01/23	4,866,227	4,791,409

Total Federal National Mortgage Association		32,994,666

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—0.7%
Pool 2616
7.00%, 7/20/28	173,998	184,764
Pool 2701
6.50%, 1/20/29	332,162	345,075
Pool 426727
7.00%, 2/15/29	35,662	38,003
Pool 780825
6.50%, 7/15/28	379,762	395,948
Pool 781231
7.00%, 12/15/30	158,120	168,299

Total Government National Mortgage Association		1,132,089

Total Mortgage-backed Securities (Cost $59,838,149)		59,602,248

U.S. TREASURY—5.5%
INFLATION PROTECTED NOTE—0.8%
Inflation Protected Note
3.00%, 7/15/12	580,000	755,155
1.63%, 1/15/15	500,000	577,364

Total Inflation Protected Note		1,332,519

U.S. TREASURY NOTE—4.7%
3.88%, 5/15/09	1,000,000	1,013,359
2.63%, 5/31/10	4,000,000	4,015,001
2.88%, 6/30/10	2,000,000	2,016,250
3.13%, 4/30/13	500,000	498,750
3.50%, 5/31/13	500,000	506,563

Total U.S. Treasury Note		8,049,923

Total U.S. Treasury (Cost $9,313,352)		9,382,442

REPURCHASE AGREEMENTS—13.7%
Interest in $23,152,274 repurchase agreement 2.19%, dated 7/31/08 under which Credit Suisse will repurchase a U.S. Government security maturing on 10/27/08 for $23,156,683 on 8/1/08. The Market Value of the underlying security at the end of the period was $23,619,817. (Cost $23,152,274)	23,152,274	23,152,274

Total Investments—100.1% (Cost $170,584,176)		169,738,146

Other assets less liabilities—(0.1%)		(108,029)

Total Net Assets—100.0%		$169,630,117

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	169,738,146	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$169,738,146	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB INCOME FUND

PORTFOLIO OF INVESTMENTS

April 30, 2008 (unaudited)

Description	Principal Amount	Value
ASSET-BACKED SECURITIES—3.3%
FINANCIAL SERVICES—3.3%
Daimler Chrysler Auto Trust, Series 2008-B, Class A2A
3.81%, 7/08/11	$1,400,000	$1,396,762
LA Arena Funding LLC, Class A,
7.66%, 12/15/26	1,658,190	1,646,013

Total Asset-backed Securities (Cost $3,058,138)		3,042,775

COLLATERALIZED MORTGAGE OBLIGATIONS—25.2%
COMMERCIAL MORTGAGE BACK SECURITY—2.7%
American Tower Trust, Series 2007-1A, Class AFX
5.42%, 4/15/37	1,000,000	984,180
Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2
5.63%, 4/10/49	1,500,000	1,485,351

Total Commercial Mortgage Back Security		2,469,531

FEDERAL HOME LOAN MORTGAGE CORPORATION—0.6%
Series 1920, Class H
7.00%, 1/15/12	379,804	390,179
Series 2707, Class PW
4.00%, 7/15/14	191,018	191,210

Total Federal Home Loan Mortgage Corporation		581,389

FEDERAL NATIONAL MORTGAGE ASSOCIATION—4.3%
Series 1988-23, Class C
9.75%, 9/25/18	16,485	17,706
Series 2005-30, Class BU
5.00%, 3/25/24	3,935,000	3,954,655

Total Federal National Mortgage Association		3,972,361

WHOLE LOAN—17.6%
Banc of America Mortgage Securities, Series 2004-A, Class 2A1
3.55%, 8/25/08 (1)	1,181,627	1,143,884
Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-8, Class 2A1
4.50%, 6/25/19	5,326,676	5,015,337
GSR Mortgage Loan, Series 2006-2F, Class 2A15
5.75%, 2/25/36	1,644,313	1,637,094
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.09%, 8/25/08 (1)	2,129,190	2,094,616
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8
4.75%, 11/25/18	826,912	804,661
Structured Asset Securities Corp., Series 2005-1, Class 6A1
6.00%, 2/25/35	1,633,816	1,539,437
WaMu Mortgage Pass Through Certificates, Series 2004-CB1, Class 1A
5.25%, 6/25/19	4,155,906	3,988,468

Total Whole Loan		16,223,497

Total Collateralized Mortgage Obligations (Cost $23,804,348)		23,246,778

CORPORATE BONDS—35.5%
AUTO MANUFACTURERS—1.5%
Daimler Finance North America LLC
5.75%, 9/08/11	500,000	502,113

Ford Motor Credit Co., LLC
4.36%, 10/15/08 (1)	1,000,000	852,502

Total Auto Manufacturers		1,354,615

BANKS—3.6%
Bank of America Corp.
7.13%, 10/15/11	200,000	209,388
Bank of New York Institutional Capital Trust A
7.78%, 12/01/26 (2)(3)	1,500,000	1,534,652
First Tennessee Bank
5.75%, 12/01/08	250,000	249,830
JP Morgan Chase Bank NA
6.00%, 10/01/17	500,000	482,426
US Bank NA
5.92%, 5/25/12	832,551	858,469

Total Banks		3,334,765

BEVERAGES—0.6%
Dr. Pepper Snapple Group, Inc.
6.82%, 5/01/18 (2)(3)	500,000	508,588

COMMERCIAL SERVICES—0.5%
Iron Mountain Inc.
8.00%, 6/15/20	500,000	486,250

DIVERSIFIED FINANCIAL SERVICES—9.1%
ASIF Global Financing XIX
4.90%, 1/17/13 (2)(3)	1,175,000	1,105,539
BankBoston Capital Trust III
3.53%, 9/15/08 (1)	900,000	666,647
CIT Group, Inc.
5.00%, 2/13/14	450,000	322,875
CIT Group, Inc.
7.63%, 11/30/12	500,000	413,000
Ford Motor Credit Co., LLC
5.80%, 1/12/09	200,000	193,462
General Eletric Capital Corp.
6.38%, 11/15/67	1,000,000	920,343
International Lease Finance Corp.
5.88%, 5/01/13	1,150,000	1,005,696
JP Morgan Chase Capital XVIII, Series R
6.95%, 8/17/36	1,000,000	865,096
MBNA Capital, Class A
8.28%, 12/01/26	1,000,000	1,017,386
SLM Corp.
4.50%, 7/26/10	500,000	456,111
Textron Financial Corp.
5.40%, 4/28/13	1,000,000	989,611
Xstrata Finance Canada Ltd.
6.90%, 11/15/37 (2)(3)	500,000	453,605

Total Diversified Financial Services		8,409,371

ELECTRIC UTILITIES—1.8%
American Electric Power Co., Class C
5.38%, 3/15/10	250,000	252,796
Centerpoint Energy Inc.
6.50%, 5/01/18	125,000	122,212
CenterPoint Energy, Inc., Series B
6.85%, 6/01/15	1,250,000	1,252,034

Total Electric Utilities		1,627,042

ENERGY EQUIPMENT & SERVICES—1.7%
National-Oilwell Varco, Inc.
5.65%, 11/15/12	1,500,000	1,524,914

FOOD—2.1%
General Mills Inc.
5.25%, 8/15/13	500,000	498,920
Kellogg Co.
4.25%, 3/06/13	500,000	487,165
McCormick & Co., Inc.
5.75%, 12/15/17	500,000	498,308
McDonald’s Corp.
5.35%, 3/01/18	500,000	493,109

Total Food		1,977,502

HOUSEHOLD PRODUCTS—0.5%
Clorox Co.
5.00%, 3/01/13	500,000	489,594

MEDIA—1.4%
Comcast Corp., Special-Series A
6.20%, 11/15/08	200,000	201,328
COX Enterprises, Inc., Note
7.88%, 9/15/10 (2)(3)(4)	1,000,000	1,057,384

Total Media		1,258,712

MULTI-UTILITIES—0.5%
Dominion Resources, Inc., Series A
5.60%, 11/15/16	500,000	484,968

OIL & GAS—3.5%
ConocoPhillips
4.40%, 5/15/13	500,000	495,678
Enterprise Products Operating LP
7.03%, 1/15/68	1,000,000	890,622
Pioneer Natural Resources Co.
6.88%, 5/01/18	1,000,000	940,321
Valero Energy Corp.
6.63%, 6/15/37	1,000,000	898,471

Total Oil & Gas		3,225,092

OIL & GAS FIELD SERVICES—1.3%
NuStar Pipeline Operating Partnership, LP
5.88%, 6/01/13	1,250,000	1,212,919

REAL ESTATE INVESTMENT TRUSTS—1.7%
Boston Properties, LP
5.00%, 6/01/15	650,000	600,053
HRPT Properties Trust
6.65%, 1/15/18	500,000	443,371
Simon Property Group, Inc.
5.38%, 6/01/11	500,000	491,318

Total Real Estate Investment Trusts		1,534,742

RETAIL—1.0%
Tesco Plc.
6.15%, 11/15/37 (2)(3)	1,000,000	908,294

TELECOMMUNICATIONS—2.0%
American Tower Corp., Sr. Unsecured Note,
7.13%, 10/15/12	1,500,000	1,530,000
BellSouth Telecommunications, Inc.
5.88%, 1/15/09	200,000	202,484

Rogers Communications, Inc.
6.80%, 8/15/18	150,000	150,894

Total Telecommunications		1,883,378

TRANSPORTATION—2.3%
Burlington Northern Santa Fe Corp.
6.20%, 8/15/36	1,000,000	926,398
Korea Railroad Corp.
5.38%, 5/15/13 (2)(3)	500,000	496,298
Union Pacific Corp., Sr. Unsecured
3.88%, 2/15/09	500,000	500,317
5.75%, 11/15/17	250,000	241,870

Total Transportation		2,164,883

Total Corporate Bonds (Cost $34,010,480)		32,385,629

ENHANCED EQUIPMENT TRUST CERTIFICATES—0.4%
AIRLINES—0.4%
Delta Airlines, Inc.
6.82%, 8/10/22 (2)(3) (Cost $486,420)	486,420	401,272

MORTGAGE-BACKED SECURITIES—30.6%
FEDERAL HOME LOAN MORTGAGE CORPORATION—12.9%
Pool C00478
8.50%, 9/01/26	46,066	50,282
Pool G02296
5.00%, 6/01/36	3,428,322	3,275,333
Pool G02976
5.50%, 6/01/37	3,164,410	3,105,275
Pool G02988
6.00%, 5/01/37	2,744,768	2,766,211
Pool G03703
5.50%, 12/01/37	1,442,478	1,415,522
Pool G12709
5.00%, 7/01/22	1,305,004	1,284,287

Total Federal Home Loan Mortgage Corporation		11,896,910

FEDERAL NATIONAL MORTGAGE ASSOCIATION—16.6%
Pool 170027
14.75%, 3/01/10	516	570
Pool 254007
6.50%, 10/01/31	143,784	148,809
Pool 254759
4.50%, 6/01/18	870,464	844,731
Pool 329794
7.00%, 2/01/26	142,733	151,201
Pool 346537
6.00%, 5/01/11	166,851	170,796
Pool 398162
6.50%, 1/01/28	64,740	67,164
Pool 398938
6.50%, 10/01/27	49,783	51,647
Pool 402255
6.50%, 12/01/27	12,920	13,404
Pool 487065
7.00%, 3/01/29	20,159	21,278
Pool 535939
6.00%, 5/01/16	335,439	343,930

Pool 638023
6.50%, 4/01/32	454,569	473,059
Pool 642345
6.50%, 5/01/32	367,160	379,762
Pool 651292
6.50%, 7/01/32	436,222	451,194
Pool 653729
6.50%, 8/01/32	1,010,245	1,044,919
Pool 686398
6.00%, 3/01/33	611,286	617,475
Pool 688987
6.00%, 5/01/33	912,687	921,928
Pool 695818
5.00%, 4/01/18	1,710,431	1,696,961
Pool 839291
5.00%, 9/01/20	2,692,148	2,661,695
Pool 892493
5.50%, 8/01/36	2,326,907	2,281,800
Pool 975207
5.00%, 3/01/23	1,459,868	1,437,423
Pool A13990
4.50%, 10/01/33	344,005	317,624
Pool B17616
5.50%, 1/01/20	500,947	503,834
Pool C01272
6.00%, 12/01/31	355,985	360,479
Pool C79603
6.00%, 2/01/33	173,468	175,528
Pool E00560
6.00%, 7/01/13	171,338	176,139

Total Federal National Mortgage Association		15,313,350

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—1.1%
Pool 2077
7.00%, 9/20/25	43,046	45,985
Pool 354677
7.50%, 10/15/23	91,815	98,690
Pool 354713
7.50%, 12/15/23	48,024	51,698
Pool 354765
7.00%, 2/15/24	181,976	194,941
Pool 354827
7.00%, 5/15/24	133,693	143,218
Pool 360869
7.50%, 5/15/24	37,408	40,224
Pool 361843
7.50%, 10/15/24	100,611	108,183
Pool 373335
7.50%, 5/15/22	30,466	32,733
Pool 385623
7.00%, 5/15/24	112,860	120,796
Pool 503405
6.50%, 4/15/29	236,814	246,908

Total Government National Mortgage Association		1,083,376

Total Mortgage-backed Securities (Cost $28,361,945)		28,293,636

U.S. TREASURY—3.0%
U.S. TREASURY BOND—3.0%
3.88%, 5/15/18	300,000	298,359
4.75%, 2/15/37	508,000	521,256
5.00%, 5/15/37	495,000	528,799
4.38%, 2/15/38	1,500,000	1,452,891

Total U.S. Treasury (Cost $2,831,011)		2,801,305

TAXABLE MUNICIPAL—1.1%
Contra Costa County Public Financing Authority, CA, (MBIA Insured)
5.52%, 8/01/17 (Cost $1,000,000)	1,000,000	997,410

REPURCHASE AGREEMENTS—1.6%
Interest in $1,454,845 repurchase agreement 2.19%, dated 7/31/08 under which Credit Suisse will repurchase a U.S. Government security maturing on 10/27/08 for $1,457,039 on 8/1/08. The Market Value of the underlying security at the end of the period was $1,486,180. (Cost $1,454,844)	1,454,844	1,454,844

Total Investments—100.3% (Cost $95,007,186)		92,623,649

Other assets less liabilities—(0.3%)		(271,594)

Total Net Assets—100.0%		$92,352,055

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$—	$—
Level 2 - Other Significant Observable Inputs	92,623,649	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$92,623,649	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MANAGED ALLOCATION CONSERVATIVE GROWTH

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	SHARES OR PAR VALUE	MARKET VALUE
MUTUAL FUNDS—91.4% (8)
EQUITY FUNDS—45.2%
MTB International Equity, Institutional I Shares	162,653	$1,761,528
MTB Large Cap Growth Fund, Institutional I Shares	140,360	1,134,109
MTB Large Cap Stock Fund, Institutional I Shares	86,584	623,407
MTB Large Cap Value Fund, Institutional I Shares	60,537	631,397
MTB Mid Cap Growth Fund, Institutional I Shares	15,929	202,301
MTB Mid Cap Stock Fund, Institutional I Shares	8,303	102,788
MTB Small Cap Growth Fund, Institutional I Shares	6,759	104,702
MTB Small Cap Stock Fund, Institutional I Shares	21,230	104,879

Total Equity Funds		4,665,111

FIXED INCOME FUNDS—46.2%
MTB Intermediate-Term Bond Fund, Institutional I Shares	$105,612	1,039,226
MTB Short Duration Government Bond Fund, Institutional I Shares	191,869	1,868,807
MTB Short-Term Corporate Bond Fund, Institutional I Shares	105,406	1,036,141
MTB US Government Bond Fund, Institutional I Shares	89,505	833,292

Total Fixed Income Funds		4,777,466

Total Mutual Funds (Cost $10,204,214)		9,442,577

MONEY MARKET FUND—8.6%
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8) (Cost $886,366)	886,366	886,366

Total Investments—100.0% (Cost $11,090,580)		10,328,943

Other assets less liabilities—0.0%		575

Total Net Assets—100.0%		$10,329,518

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$10,328,943	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$10,328,943	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MANAGED ALLOCATION MODERATE GROWTH

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	SHARES OR PAR VALUE	MARKET VALUE
MUTUAL FUNDS—92.2% (8)
EQUITY FUNDS—67.1%
MTB International Equity, Institutional I Shares	1,154,703	$12,505,438
MTB Large Cap Growth Fund, Institutional I Shares	835,810	6,753,347
MTB Large Cap Stock Fund, Institutional I Shares	1,230,221	8,857,589
MTB Large Cap Value Fund, Institutional I Shares	301,233	3,141,857
MTB Mid Cap Growth Fund, Institutional I Shares	81,908	1,040,231
MTB Mid Cap Stock Fund, Institutional I Shares	84,139	1,041,645
MTB Small Cap Growth Fund, Institutional I Shares	33,836	524,119
MTB Small Cap Stock Fund, Institutional I Shares	210,607	1,040,398

Total Equity Funds		34,904,624

FIXED INCOME FUNDS—25.1%
MTB Intermediate-Term Bond Fund, Institutional I Shares	$424,561	4,177,681
MTB Short Duration Government Bond Fund, Institutional I Shares	429,401	4,182,362
MTB Short-Term Corporate Bond Fund, Institutional I Shares	370,702	3,644,003
MTB US Government Bond Fund, Institutional I Shares	112,330	1,045,791

Total Fixed Income Funds		13,049,837

Total Mutual Funds (Cost $52,220,185)		47,954,461

MONEY MARKET FUND—7.8%
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8) (Cost $4,089,844)	4,089,844	4,089,844

Total Investments—100.0% (Cost $56,310,029)		52,044,305

Other assets less liabilities—0.0%		(9,855)

Total Net Assets—100.0%		$52,034,450

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$52,044,305	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$52,044,305	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MANAGED ALLOCATION AGGRESSIVE GROWTH

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	SHARES OR PAR VALUE	MARKET VALUE
MUTUAL FUNDS—99.1% (8)
EQUITY FUNDS—98.1%
MTB International Equity, Institutional I Shares	743,566	$8,052,815
MTB Large Cap Growth Fund, Institutional I Shares	801,366	6,475,037
MTB Large Cap Stock Fund, Institutional I Shares	685,286	4,934,059
MTB Large Cap Value Fund, Institutional I Shares	325,421	3,394,144
MTB Mid Cap Growth Fund, Institutional I Shares	40,846	518,742
MTB Mid Cap Stock Fund, Institutional I Shares	62,928	779,048
MTB Small Cap Growth Fund, Institutional I Shares	33,744	522,696
MTB Small Cap Stock Fund, Institutional I Shares	157,489	777,998

Total Equity Funds		25,454,539

FIXED INCOME FUNDS—1.0%
MTB Short-Term Corporate Bond Fund, Institutional I Shares	$26,404	259,551

Total Mutual Funds (Cost $28,539,993)		25,714,090

MONEY MARKET FUND—0.9%
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8) (Cost $230,499)	230,499	230,499

Total Investments—100.0% (Cost $28,770,492)		25,944,589

Other assets less liabilities—0.0%		(10,389)

Total Net Assets—100.0%		$25,934,200

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$25,944,589	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$25,944,589	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB BALANCED FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—56.7%
AEROSPACE & DEFENSE—0.9%
Northrop Grumman Corp.	1,700	$114,563
United Technologies Corp.	1,300	83,174

Total Aerospace & Defense		197,737

AIR FREIGHT & LOGISTICS—0.3%
FedEx Corp.	850	67,014

APPAREL—0.1%
Nike, Inc., Class B	550	32,274

BANKS—2.5%
BB&T Corp.	3,500	98,070
Colonial BancGroup, Inc.	5,200	34,632
Fifth Third Bancorp	6,200	86,614
Keycorp	8,800	92,840
SunTrust Banks, Inc.	1,600	65,696
Whitney Holding Corp.	3,000	61,680
Wilmington Trust Corp.	4,000	94,280
Zions Bancorporation	1,000	29,270

Total Banks		563,082

BEVERAGES—1.4%
Coca-Cola Co.	1,300	66,950
PepsiCo, Inc.	3,600	239,616

Total Beverages		306,566

BIOTECHNOLOGY—0.7%
Amgen, Inc. *	900	56,367
Charles River Laboratories International, Inc. *	550	36,553
Gilead Sciences, Inc. *	1,300	70,174

Total Biotechnology		163,094

BUILDING MATERIALS—0.3%
Masco Corp.	4,400	72,556

CHEMICALS—2.2%
Albemarle Corp.	983	38,268
Ashland, Inc.	1,681	70,215
Cabot Corp.	2,300	61,709
Dow Chemical Co.	1,700	56,627
Lubrizol Corp.	1,300	64,740
Monsanto Co.	200	23,822
PPG Industries, Inc.	1,200	72,768
The Mosaic Co. *	250	31,803
Valspar Corp.	3,400	73,678

Total Chemicals		493,630

COAL—0.3%
Consol Energy, Inc.	900	66,951

COMMERCIAL SERVICES—0.9%
McKesson Corp.	1,000	55,990
Ritchie Bros. Auctioneers, Inc.	2,700	70,497
RR Donnelley & Sons Co.	3,200	85,440

Total Commercial Services		211,927

COMPUTERS—2.3%
Apple, Inc. *	800	127,160
Dell, Inc. *	2,000	49,140
EMC Corp. *	4,500	67,545

Hewlett-Packard Co.	1,300	58,240
International Business Machines Corp.	1,100	140,778
Seagate Technology	4,400	65,868

Total Computers		508,731

COSMETICS/PERSONAL CARE—1.1%
Avon Products, Inc.	1,500	63,600
Colgate-Palmolive Co.	500	37,135
Procter & Gamble Co.	2,400	157,152

Total Cosmetics/personal Care		257,887

DISTRIBUTION/WHOLESALE—0.4%
Genuine Parts Co.	1,975	79,217

DIVERSIFIED FINANCIAL SERVICES—3.7%
Citigroup, Inc.	5,900	110,271
Goldman Sachs Group, Inc.	750	138,030
IntercontinentalExchange, Inc. *	300	29,940
Jefferies Group Inc.	6,700	127,233
JPMorgan Chase & Co.	2,400	97,512
Merrill Lynch & Co., Inc.	3,700	98,605
Morgan Stanley	3,600	142,128
T Rowe Price Group, Inc.	1,300	77,805

Total Diversified Financial Services		821,524

ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Emerson Electric Co.	1,400	68,180

ENGINEERING & CONSTRUCTION—0.2%
McDermott International, Inc. *	800	38,136

FOOD—0.9%
Hershey Co.	3,000	110,310
Kraft Foods, Inc. Class A	3,000	95,460

Total Food		205,770

FOREST PRODUCTS & PAPER—0.8%
International Paper Co.	3,773	104,588
MeadWestvaco Corp.	2,500	67,025

Total Forest Products & Paper		171,613

GAS UTILITIES—0.6%
AGL Resources, Inc.	2,200	76,032
NiSource, Inc.	2,900	49,532

Total Gas Utilities		125,564

HAND/MACHINE TOOLS—0.3%
Black & Decker Corp.	1,300	78,026

HEALTH CARE—PRODUCTS—2.5%
Dentsply International, Inc.	1,200	48,300
Hologic, Inc. *	3,500	64,645
Intuitive Surgical, Inc. *	225	70,040
Johnson & Johnson	2,900	198,563
Medtronic, Inc.	1,000	52,830
Zimmer Holdings, Inc. *	1,800	124,038

Total Health Care - Products		558,416

HEALTH CARE PROVIDERS & SERVICES—0.2%
Covance, Inc. *	400	36,720

HOME BUILDERS—0.1%
Toll Brothers, Inc. *	1,600	32,144

HOME FURNISHINGS—0.5%
Whirlpool Corp.	1,500	113,550

HOTELS, RESTAURANTS & LEISURE—0.4%
Starwood Hotels & Resorts Worldwide, Inc.	2,700	92,583

HOUSEHOLD PRODUCTS—1.8%
Avery-Dennison Corp.	1,600	70,416
Clorox Co.	2,700	147,150

Kimberly-Clark Corp.	2,100	121,443
Newell Rubbermaid, Inc.	4,600	76,038

Total Household Products		415,047

INSURANCE—1.5%
American International Group, Inc.	1,500	39,075
Lincoln National Corp.	1,400	66,780
Mercury General Corp.	2,700	136,377
Protective Life Corp.	2,500	89,900

Total Insurance		332,132

INTERNET—1.2%
Google Inc. Class A *	500	236,875
Yahoo!, Inc. *	1,600	31,824

Total Internet		268,699

IRON / STEEL—0.4%
Cleveland-Cliffs, Inc.	900	97,569

LEISURE TIME—0.2%
Brunswick Corp.	3,400	43,860

MACHINERY—1.5%
Joy Global, Inc.	1,000	72,220
Rockwell Automation, Inc.	3,700	164,687
Terex Corp. *	2,300	108,859

Total Machinery		345,766

MEDIA—0.8%
CBS Corp., Class B	6,100	99,796
McGraw-Hill Cos., Inc.	1,700	69,139

Total Media		168,935

METALS & MINING—0.6%
Alcoa, Inc.	3,000	101,250
Freeport-McMoRan Copper & Gold, Inc.	450	43,538

Total Metals & Mining		144,788

MISCELLANEOUS MANUFACTURING—1.2%
General Electric Co.	3,700	104,673
Illinois Tool Works, Inc.	1,500	70,275
Teleflex, Inc.	1,400	85,848

Total Miscellaneous Manufacturing		260,796

OIL & GAS—6.4%
BP Plc. ADR	700	43,008
Chevron Corp.	1,000	84,560
ConocoPhillips	3,000	244,860
Devon Energy Corp.	800	75,912
Exxon Mobil Corp.	6,200	498,665
Marathon Oil Corp.	2,500	123,675
Occidental Petroleum Corp.	1,600	126,128
Southwestern Energy Co. *	1,800	65,358
Sunoco, Inc.	3,100	125,891
XTO Energy, Inc.	1,100	51,953

Total Oil & Gas		1,440,010

OIL & GAS SERVICES—1.4%
Cameron International Corp. *	700	33,432
National Oilwell Varco, Inc. *	700	55,041
Schlumberger Ltd.	1,500	152,400
Transocean, Inc.	150	20,405
Weatherford International Ltd. *	1,400	52,822

Total Oil & Gas Services		314,100

PACKAGING & CONTAINERS—0.6%
Bemis Co., Inc.	3,000	84,480
Sonoco Products Co.	1,300	42,406

Total Packaging & Containers		126,886

PHARMACEUTICALS—1.0%
Abbott Laboratories	1,000	56,340
Bristol-Myers Squibb Co.	3,900	82,368
Express Scripts, Inc. *	800	56,432
Wyeth	900	36,468

Total Pharmaceuticals		231,608

REAL ESTATE INVESTMENT TRUSTS—0.4%
Annaly Capital Management, Inc.	5,400	81,378

RETAIL—6.1%
Abercrombie & Fitch Co.	1,100	60,742
Brinker International, Inc.	5,200	95,628
CVS Caremark Corp.	2,600	94,900
Foot Locker, Inc.	5,100	76,806
Home Depot, Inc.	3,800	90,554
JC Penney Co., Inc.	3,100	95,573
Jones Apparel Group, Inc.	4,200	70,308
Limited Brands, Inc.	6,500	107,185
Lowe’s Cos., Inc.	3,800	77,216
Macy’s, Inc.	9,500	178,694
McDonald’s Corp.	650	38,864
Nordstrom, Inc.	2,500	71,850
OfficeMax, Inc.	6,800	86,768
TJX Cos., Inc.	1,800	60,678
Wal-Mart Stores, Inc.	1,400	82,068
Williams-Sonoma, Inc.	4,600	80,224

Total Retail		1,368,058

SEMICONDUCTORS—1.4%
Intel Corp.	4,000	88,760
Maxim Integrated Products, Inc.	6,300	123,732
MEMC Electronic Materials, Inc. *	2,300	106,283

Total Semiconductors		318,775

SOFTWARE—2.9%
Cerner Corp. *	2,000	89,320
Citrix Systems, Inc. *	3,000	79,920
Microsoft Corp.	9,100	234,052
Oracle Corp.*	8,400	180,852
Paychex, Inc.	2,000	65,840

Total Software		649,984

TELECOMMUNICATIONS—2.6%
Cisco Systems, Inc. *	10,150	223,199
Frontier Communications Corp.	8,300	95,948
Harris Corp.	1,700	81,855
Motorola, Inc.	11,700	101,088
QUALCOMM, Inc.	1,500	83,010

Total Telecommunications		585,100

TOBACCO—0.5%
Philip Morris International, Inc.	2,000	103,300

WATER UTILITIES—0.3%
Aqua America, Inc.	4,600	72,910

Total Common Stocks (Cost $14,019,259)		12,732,593

	PAR VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS—6.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION—2.4%
Series 2617-GW
3.50%, 6/15/16	$110,739	110,526

Series 2686-GB
5.00%, 5/15/20	413,496	417,209

Total Federal Home Loan Mortgage Corporation		527,735

FEDERAL NATIONAL MORTGAGE ASSOCIATION—1.8%
Series 1998-23, Class C
9.75%, 9/25/18	5,495	5,902
Series 2007-35, Class DH
5.00%, 9/25/33	404,356	405,228

Total Federal National Mortgage Association		411,130

WHOLE LOAN—2.3%
Banc of America Mortgage Securities, Series 2004-A, Class 2A1
3.55%, 8/25/08 (1)	238,026	230,422
Indymac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1
5.09%, 8/25/08 (1)	106,459	104,731
Morgan Stanley Mortgage Loan Trust, Series 2004-1, Class 1A8
4.75%, 11/25/18	187,935	182,878

Total Whole Loan		518,031

Total Collateralized Mortgage Obligations (Cost $1,472,798)		1,456,896

CORPORATE BONDS—13.4%
AGRICULTURE—0.8%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	200,000	181,973

AUTO MANUFACTURERS—1.3%
Daimler Finance North America LLC
5.75%, 9/08/11	200,000	200,845
Ford Motor Credit Co., LLC
4.36%, 10/15/08 (1)	100,000	85,250

Total Auto Manufacturers		286,095

BANKS—1.4%
SunTrust Capital III FRN
3.43%, 9/15/08 (1)	152,000	142,792
US Bank NA
5.92%, 5/25/12	166,510	171,693

Total Banks		314,485

DIVERSIFIED FINANCIAL SERVICES—1.4%
BankBoston Capital Trust III
3.53%, 9/15/08 (1)	170,000	125,922
Citigroup, Inc.
6.00%, 8/15/17	200,000	192,537

Total Diversified Financial Services		318,459

ELECTRIC UTILITIES—0.9%
CenterPoint Energy, Inc., Series B
6.85%, 6/01/15	200,000	200,325

FOOD—1.2%
SYSCO Corp.
5.38%, 9/21/35	300,000	266,198

MEDIA—0.9%
COX Enterprises, Inc., Note
7.88%, 9/15/10 (2)(3)	200,000	211,477

MUTUAL FUND—2.0%
Northeast Investors Trust	69,348	456,313

OIL & GAS—1.2%
Enterprise Products Operating LP
7.03%, 1/15/68	100,000	89,062
Pioneer Natural Resources Co.
6.88%, 5/01/18	200,000	188,065

Total Oil & Gas		277,127

TELECOMMUNICATIONS—2.3%
American Tower Systems Corp., Sr. Note, Class A
7.13%, 10/15/12	500,000	509,999

Total Corporate Bonds (Cost $3,246,248)		3,022,451

MORTGAGE-BACKED SECURITIES—13.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION—7.2%
Gold Pool A15865
5.50%, 11/01/33	283,380	279,236
Gold Pool A19412
5.00%, 3/01/34	383,716	367,313
Gold Pool A26407
6.00%, 9/01/34	610,770	618,022
Gold Pool A46082
5.00%, 7/01/35	362,950	346,753
Pool C00478
8.50%, 9/01/26	5,118	5,587

Total Federal Home Loan Mortgage Corporation		1,616,911

FEDERAL NATIONAL MORTGAGE ASSOCIATION—4.8%
Pool 533246
7.50%, 4/01/30	49,923	53,255
Pool 797152
5.00%, 11/01/19	495,872	491,192
Pool 868574
5.50%, 4/01/36	552,789	543,323

Total Federal National Mortgage Association		1,087,770

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION—1.2%
Pool 354677
7.50%, 10/15/23	57,726	62,048
Pool 354765
7.00%, 2/15/24	103,847	111,247
Pool 354827
7.00%, 5/15/24	80,216	85,931

Total Government National Mortgage Association		259,226

Total Mortgage-backed Securities (Cost $2,985,944)		2,963,907

U.S. TREASURY—8.5%
U.S. TREASURY BOND—1.5%
4.50%, 2/15/36	233,000	229,723
4.75%, 2/15/37	96,000	98,505

Total U.S. Treasury Bond		328,228

U.S. TREASURY NOTE—7.0%
3.25%, 12/31/09	200,000	202,625
4.88%, 6/30/12	170,000	181,502
4.25%, 9/30/12	300,000	314,016
3.13%, 4/30/13	200,000	199,500
4.00%, 2/15/14	40,000	41,444
4.50%, 11/15/15	100,000	106,078
4.50%, 2/15/16	300,000	317,484
4.50%, 5/15/17	200,000	209,281

Total U.S. Treasury Note		1,571,930

Total U.S. Treasury (Cost $1,827,121)		1,900,158

MONEY MARKET FUND—1.3% (7)(8)
MTB Money Market Fund, Institutional I Shares, 2.17%	12,902	12,902
MTB Prime Money Market Fund, Corporate Shares, 2.18%	269,123	269,123

Total Money Market Fund (Cost $282,025)	282,025

Total Investments—99.6% (Cost $23,833,395)	22,358,030

Other assets less liabilities—0.4%	85,097

Total Net Assets—100.0%	$22,443,127

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$13,470,931	$—
Level 2 - Other Significant Observable Inputs	8,887,099	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$22,358,030	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB EQUITY INCOME FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—96.7%
AEROSPACE & DEFENSE—1.8%
Northrop Grumman Corp.	6,600	$444,774

BANKS—8.3%
BB&T Corp.	13,800	386,676
Colonial BancGroup, Inc.	26,200	174,492
Fifth Third Bancorp	24,700	345,059
Keycorp	32,300	340,765
SunTrust Banks, Inc.	6,300	258,678
Wilmington Trust Corp.	15,800	372,406
Zions Bancorporation	4,000	117,080

Total Banks		1,995,156

BUILDING MATERIALS—1.2%
Masco Corp.	17,300	285,277

CHEMICALS—6.6%
Ashland, Inc.	7,108	296,901
Cabot Corp.	9,100	244,153
Dow Chemical Co.	6,700	223,177
Lubrizol Corp.	5,000	249,000
PPG Industries, Inc.	5,000	303,200
Valspar Corp.	13,100	283,877

Total Chemicals		1,600,308

COMMERCIAL SERVICES—1.3%
RR Donnelley & Sons Co.	11,800	315,060

COMPUTERS—1.1%
Seagate Technology	17,400	260,478

DISTRIBUTION/WHOLESALE—1.3%
Genuine Parts Co.	8,138	326,415

DIVERSIFIED FINANCIAL SERVICES—9.4%
Citigroup, Inc.	24,300	454,167
Jefferies Group Inc.	27,400	520,326
JP Morgan Chase & Co.	9,500	385,985
Merrill Lynch & Co., Inc.	13,500	359,775
Morgan Stanley	14,200	560,616

Total Diversified Financial Services		2,280,869

FOOD—2.0%
Hershey Co.	13,000	478,010

FOREST PRODUCTS & PAPER—2.9%
International Paper Co.	16,042	444,684
MeadWestvaco Corp.	9,600	257,376

Total Forest Products & Paper		702,060

GAS UTILITIES—1.8%
AGL Resources, Inc.	8,300	286,848
NiSource, Inc.	9,100	155,428

Total Gas Utilities		442,276

HAND/MACHINE TOOLS—1.2%
Black & Decker Corp.	5,000	300,100

HOME FURNISHINGS—2.0%
Whirlpool Corp.	6,300	476,910

HOTELS, RESTAURANTS & LEISURE—1.5%
Starwood Hotels & Resorts Worldwide, Inc.	10,500	360,045

HOUSEHOLD PRODUCTS—6.6%
Avery-Dennison Corp.	6,500	286,065
Clorox Co.	10,700	583,150
Kimberly-Clark Corp.	8,300	479,989
Newell Rubbermaid, Inc.	14,700	242,991

Total Household Products		1,592,195

INSURANCE—3.1%
Mercury General Corp.	8,900	449,539
Protective Life Corp.	8,000	287,680

Total Insurance		737,219

LEISURE TIME—0.7%
Brunswick Corp.	12,200	157,380

MACHINERY—2.0%
Rockwell Automation, Inc.	10,600	471,806

MEDIA—2.7%
CBS Corp., Class B	23,400	382,824
McGraw-Hill Cos., Inc.	6,800	276,556

Total Media		659,380

METALS & MINING—1.2%
Alcoa, Inc.	8,500	286,875

MISCELLANEOUS MANUFACTURING—3.6%
General Electric Co.	9,500	268,755
Illinois Tool Works, Inc.	4,500	210,825
Teleflex, Inc.	6,200	380,184

Total Miscellaneous Manufacturing		859,764

OIL & GAS—9.6%
BP Plc. ADR	5,700	350,208
ConocoPhillips	6,300	514,206
Marathon Oil Corp.	11,300	559,011
Occidental Petroleum Corp.	5,400	425,682
Sunoco, Inc.	11,800	479,198

Total Oil & Gas		2,328,305

PACKAGING & CONTAINERS—2.0%
Bemis Co., Inc.	10,700	301,312
Sonoco Products Co.	5,500	179,410

Total Packaging & Containers		480,722

PHARMACEUTICALS—1.3%
Bristol-Myers Squibb Co.	14,700	310,464

REAL ESTATE INVESTMENT TRUSTS—1.3%
Annaly Capital Management, Inc.	20,500	308,935

RETAIL—13.0%
Brinker International, Inc.	18,800	345,732
Foot Locker, Inc.	18,500	278,610
Home Depot, Inc.	16,300	388,429
JC Penney Co., Inc.	12,500	385,375
Jones Apparel Group, Inc.	15,600	261,144
Limited Brands, Inc.	24,600	405,654
Macy’s, Inc.	23,300	438,274
OfficeMax, Inc.	25,600	326,656
Williams-Sonoma, Inc.	17,200	299,968

Total Retail		3,129,842

SEMICONDUCTORS—1.9%
Maxim Integrated Products, Inc.	23,550	462,522

SOFTWARE—1.0%
Paychex, Inc.	7,500	246,900

TELECOMMUNICATIONS—3.2%
Frontier Communications Corp.	34,900	403,444
Motorola, Inc.	42,700	368,928

Total Telecommunications		772,372

WATER UTILITIES—1.1%
Aqua America, Inc.	17,300	274,205

Total Common Stocks (Cost $28,097,181)		23,346,624

	PAR VALUE
MONEY MARKET FUND—2.6%
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8) (Cost $620,012)	$620,012	620,012

Total Investments—99.3% (Cost $28,717,193)		23,966,636

Other assets less liabilities—0.7%		178,550

Total Net Assets—100.0%		$24,145,186

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$23,966,636	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$23,966,636	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB LARGE CAP VALUE FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—95.8%
AEROSPACE & DEFENSE—5.3%
Lockheed Martin Corp.	37,405	$3,902,464
Raytheon Co.	70,600	4,019,258

Total Aerospace & Defense		7,921,722

BANKS—4.5%
Wachovia Corp.	127,200	2,196,744
Wells Fargo & Co.	150,200	4,546,554

Total Banks		6,743,298

BIOTECHNOLOGY—3.2%
Amgen, Inc. *	77,300	4,841,299

DIVERSIFIED FINANCIAL SERVICES—3.6%
Citigroup, Inc.	96,000	1,794,240
JPMorgan Chase & Co.	87,900	3,571,377

Total Diversified Financial Services		5,365,617

ELECTRIC UTILITIES—1.9%
NRG Energy, Inc. *	77,200	2,801,588

ELECTRONICS—0.9%
Agilent Technologies, Inc. *	38,040	1,371,722

FOOD—1.3%
Kraft Foods, Inc. Class A	63,303	2,014,301

FOREST PRODUCTS & PAPER—1.2%
International Paper Co.	67,500	1,871,100

HEALTH CARE PROVIDERS & SERVICES—1.0%
Aetna, Inc.	34,900	1,431,249

HOUSEHOLD PRODUCTS—2.5%
Kimberly-Clark Corp.	65,900	3,810,997

INSURANCE—10.9%
American International Group, Inc.	43,400	1,130,570
AON Corp.	86,100	3,943,380
Genworth Financial, Inc., Class A	200,300	3,198,791
Hartford Financial Services Group, Inc.	95,700	6,066,423
Loews Corp.	47,446	2,114,194

Total Insurance		16,453,358

INTERNET—0.7%
Liberty Media Corp. - Interactive Class A *	71,700	1,005,951

IRON / STEEL—1.6%
United States Steel Corp.	14,700	2,357,292

MEDIA—6.6%
CBS Corp., Class B	86,000	1,406,960
Comcast Corp., Special Class A *	116,350	2,389,829
Viacom, Inc., Class B *	219,600	6,133,428

Total Media		9,930,217

METALS & MINING—6.3%
AngloGold Ashanti Ltd. ADR	157,899	5,205,930
Barrick Gold Corp.	102,700	4,349,345

Total Metals & Mining		9,555,275

MISCELLANEOUS MANUFACTURING—2.6%
Illinois Tool Works, Inc.	37,000	1,733,450
Ingersoll-Rand Co., Ltd., Class A	61,400	2,210,400

Total Miscellaneous Manufacturing		3,943,850

OFFICE/BUSINESS EQUIPMENT—3.2%
Pitney Bowes, Inc.	154,300	4,889,767

OIL & GAS—12.5%
Apache Corp.	55,900	6,270,304
ConocoPhillips	20,560	1,678,107
Hess Corp.	32,000	3,244,800
Noble Energy, Inc.	74,300	5,488,541
Talisman Energy, Inc.	126,100	2,248,363

Total Oil & Gas		18,930,115

PHARMACEUTICALS—1.9%
Sanofi-Aventis SA ADR	81,700	2,856,232

SOFTWARE—8.3%
CA, Inc.	318,700	7,604,182
Microsoft Corp.	193,700	4,981,964

Total Software		12,586,146

TELECOMMUNICATIONS—6.5%
AT&T, Inc.	112,100	3,453,801
Motorola, Inc.	436,300	3,769,632
Nortel Networks Corp. *	877	6,700
Sprint Nextel Corp.	131,000	1,066,340
Verizon Communications, Inc.	45,100	1,535,204

Total Telecommunications		9,831,677

THRIFTS & MORTGAGE FINANCE—1.0%
Federal National Mortgage Association	128,800	1,481,200

TOBACCO—5.3%
Altria Group, Inc.	68,500	1,393,975
Lorillard Inc. *	45,537	3,055,988
Philip Morris International, Inc.	68,500	3,538,025

Total Tobacco		7,987,988

TRANSPORTATION—3.0%
Union Pacific Corp.	55,400	4,567,176

Total Common Stocks (Cost $150,307,719)		144,549,137

	Par Value
MONEY MARKET FUND—5.4%
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8) (Cost $8,194,882)	$8,194,882	8,194,882

Total Investments—101.2% (Cost $158,502,601)		152,744,019

Other assets less liabilities—(1.2%)		(1,799,874)

Total Net Assets—100.0%		$150,944,145

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$152,744,019	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$152,744,019	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB EQUITY INDEX FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—99.4%
AEROSPACE & DEFENSE—2.2%
Boeing Co.	6,575	$401,798
General Dynamics Corp.	3,450	307,533
Goodrich Corp.	1,150	56,511
L-3 Communications Holdings, Inc.	1,100	108,559
Lockheed Martin Corp.	2,950	307,774
Northrop Grumman Corp.	3,000	202,170
Raytheon Co.	3,700	210,641
Rockwell Collins, Inc.	1,400	69,566
United Technologies Corp.	8,500	543,830

Total Aerospace & Defense		2,208,382

AGRICULTURE—0.3%
Archer-Daniels-Midland Co.	5,625	161,044
Reynolds American, Inc.	1,600	89,328
UST, Inc.	1,400	73,654

Total Agriculture		324,026

AIR FREIGHT & LOGISTICS—0.8%
FedEx Corp.	2,700	212,868
United Parcel Service, Inc., Class B	8,950	564,566

Total Air Freight & Logistics		777,434

AIRLINES—0.1%
Southwest Airlines Co.	6,800	106,012

APPAREL—0.2%
Nike, Inc., Class B	3,300	193,644

AUTO MANUFACTURERS—0.3%
Ford Motor Co. *	19,438	93,302
General Motors Corp.	5,300	58,671
Paccar, Inc.	3,300	138,798

Total Auto Manufacturers		290,771

AUTO PARTS & EQUIPMENT—0.2%
Goodyear Tire & Rubber Co. *	2,200	43,186
Johnson Controls, Inc.	5,320	160,451

Total Auto Parts & Equipment		203,637

BANKS—4.8%
Banco Bilbao Vizcaya Argentaria SA ADR	8	147
Bank of America Corp.	40,670	1,338,042
Bank of New York Mellon Corp.	10,125	359,438
BB&T Corp.	4,950	138,699
Capital One Financial Corp.	3,300	138,138
Comerica, Inc.	1,300	37,336
Fifth Third Bancorp	5,000	69,850
First Horizon National Corp.	1,700	15,980
Huntington Bancshares, Inc.	3,100	21,762
Keycorp	4,400	46,420
M&T Bank Corp.	900	63,342
Marshall & Ilsley Corp.	2,200	33,440
National City Corp.	7,100	33,583

Northern Trust Corp.	1,700	132,889
PNC Financial Services Group, Inc.	3,100	220,999
Regions Financial Corp.	6,300	59,724
State Street Corp.	3,725	266,859
SunTrust Banks, Inc.	3,150	129,339
US Bancorp	15,200	465,272
Wachovia Corp.	19,600	338,492
Wells Fargo & Co.	25,095	759,626
Zions Bancorporation	950	27,807

Total Banks		4,697,184

BEVERAGES—2.5%
Anheuser-Busch Cos., Inc.	6,350	430,276
Brown-Forman Corp., Class B	700	50,372
Coca-Cola Co.	17,445	898,418
Coca-Cola Enterprises, Inc.	2,575	43,595
Constellation Brands, Inc. Class A *	1,700	36,584
Molson Coors Brewing Co. Class B	1,250	67,463
Pepsi Bottling Group, Inc.	1,300	36,205
PepsiCo, Inc.	13,950	928,511

Total Beverages		2,491,424

BIOTECHNOLOGY—1.7%
Amgen, Inc. *	9,620	602,501
Biogen Idec, Inc. *	2,600	181,376
Celgene Corp. *	3,800	286,862
Genzyme Corp. *	2,325	178,211
Gilead Sciences, Inc. *	8,035	433,729
Millipore Corp. *	475	33,416

Total Biotechnology		1,716,095

BUILDING MATERIALS—0.1%
Masco Corp.	3,400	56,066

CHEMICALS—2.1%
Air Products & Chemicals, Inc.	1,800	171,378
Ashland, Inc.	500	20,885
Dow Chemical Co.	8,100	269,811
Eastman Chemical Co.	700	41,972
Ecolab, Inc.	1,500	67,050
EI Du Pont de Nemours & Co.	7,900	346,099
Hercules, Inc.	1,000	20,050
International Flavors & Fragrances, Inc.	700	28,154
Monsanto Co.	4,885	581,852
PPG Industries, Inc.	1,425	86,412
Praxair, Inc.	2,700	253,071
Rohm & Haas Co.	1,175	88,125
Sherwin-Williams Co.	910	48,458
Sigma-Aldrich Corp.	1,100	66,814

Total Chemicals		2,090,131

COAL—0.4%
Consol Energy, Inc.	1,575	117,164
Massey Energy Co.	1,005	74,621
Peabody Energy Corp.	2,350	158,978

Total Coal		350,763

COMMERCIAL SERVICES—0.9%
Apollo Group, Inc., Class A *	1,250	77,863
Convergys Corp. *	1,100	13,970

Equifax, Inc.	1,300	45,617
H&R Block, Inc.	2,600	63,258
Lender Processing Services, Inc. *	50	1,668
Mastercard, Inc. Class A	645	157,476
McKesson Corp.	2,500	139,975
Monster Worldwide, Inc. *	1,100	19,514
Moody’s Corp.	1,900	66,139
Robert Half International, Inc.	1,450	36,671
RR Donnelley & Sons Co.	1,900	50,730
Western Union Co.	6,450	178,277

Total Commercial Services		851,158

COMPUTERS—4.9%
Apple, Inc. *	7,785	1,237,426
Cognizant Technology Solutions Corp. *	2,600	72,982
Computer Sciences Corp. *	1,300	61,581
Dell, Inc. *	17,600	432,432
EMC Corp. *	19,200	288,192
Hewlett-Packard Co.	21,650	969,920
International Business Machines Corp.	12,150	1,554,956
Lexmark International, Inc., Class A *	800	28,064
NetApp, Inc. *	3,100	79,205
SanDisk Corp. *	2,300	32,430
Sun Microsystems, Inc. *	6,800	72,284
Teradata Corp. *	1,700	39,814

Total Computers		4,869,286

COSMETICS/PERSONAL CARE—2.3%
Avon Products, Inc.	3,725	157,940
Colgate-Palmolive Co.	4,400	326,788
Estee Lauder Cos., Inc., Class A	1,000	44,100
Procter & Gamble Co.	26,830	1,756,828

Total Cosmetics/personal Care		2,285,656

DISTRIBUTION/WHOLESALE—0.1%
Genuine Parts Co.	1,360	54,549
Grainger (WW), Inc.	605	54,154

Total Distribution/wholesale		108,703

DIVERSIFIED FINANCIAL SERVICES—5.3%
American Capital Ltd.	1,800	36,576
American Express Co.	10,600	393,472
Ameriprise Financial, Inc.	2,000	85,000
Charles Schwab Corp.	8,100	185,409
CIT Group, Inc.	2,600	22,048
Citigroup, Inc.	48,200	900,857
CME Group, Inc.	475	171,062
Discover Financial Services	4,400	64,460
E*Trade Financial Corp. *	3,700	11,174
Federated Investors, Inc.	800	26,288
Franklin Resources, Inc.	1,425	143,369
Goldman Sachs Group, Inc.	3,475	639,539
IntercontinentalExchange, Inc. *	640	63,872
Janus Capital Group, Inc.	1,300	39,442
JPMorgan Chase & Co.	30,606	1,243,521
Legg Mason, Inc.	1,200	48,420
Lehman Brothers Holdings, Inc.	5,830	101,092
Leucadia National Corp.	1,550	69,394
Merrill Lynch & Co., Inc.	10,310	274,762

Morgan Stanley	9,635	380,390
NYSE Euronext	2,375	112,195
SLM Corp. *	4,100	70,233
T Rowe Price Group, Inc.	2,350	140,648

Total Diversified Financial Services		5,223,223

ELECTRIC UTILITIES—3.5%
AES Corp. *	6,000	96,840
Allegheny Energy, Inc.	1,550	75,020
Ameren Corp.	1,900	78,071
American Electric Power Co., Inc.	3,600	142,200
CenterPoint Energy, Inc.	2,660	41,948
CMS Energy Corp.	2,200	29,700
Consolidated Edison, Inc.	2,400	95,280
Constellation Energy Group, Inc.	1,550	128,898
Dominion Resources, Inc.	5,050	223,109
DTE Energy Co.	1,445	59,216
Duke Energy Corp.	11,308	198,795
Dynegy, Inc., Class A *	3,800	25,574
Edison International	2,900	140,186
Entergy Corp.	1,650	176,418
Exelon Corp.	5,900	463,857
FirstEnergy Corp.	2,650	194,908
FPL Group, Inc.	3,550	229,082
Integrys Energy Group, Inc.	600	30,636
Pepco Holdings, Inc.	1,750	43,645
PG&E Corp.	3,100	119,443
Pinnacle West Capital Corp.	900	30,213
PPL Corp.	3,350	157,316
Progress Energy, Inc. *(9)	825	285
Progress Energy, Inc.	2,327	98,455
Public Service Enterprise Group, Inc.	4,400	183,920
Southern Co.	6,700	237,113
TECO Energy, Inc.	1,900	35,245
Xcel Energy, Inc.	3,800	76,228

Total Electric Utilities		3,411,601

ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
Emerson Electric Co.	6,800	331,160

ELECTRONICS—0.7%
Agilent Technologies, Inc. *	3,200	115,392
Applied Biosystems, Inc.	1,540	56,872
Jabil Circuit, Inc.	1,800	29,268
Molex, Inc.	1,150	28,210
PerkinElmer, Inc.	1,030	29,973
Thermo Fisher Scientific, Inc. *	3,650	220,897
Tyco Electronics Ltd.	4,225	140,017
Waters Corp. *	850	57,749

Total Electronics		678,378

ENGINEERING & CONSTRUCTION—0.2%
Fluor Corp.	1,600	130,160
Jacobs Engineering Group, Inc. *	1,075	83,141

Total Engineering & Construction		213,301

ENTERTAINMENT—0.1%
International Game Technology	2,650	57,532

ENVIRONMENTAL CONTROL—0.2%
Allied Waste Industries, Inc. *	3,000	36,300
Waste Management, Inc.	4,300	152,822

Total Environmental Control		189,122

FOOD—1.9%
Campbell Soup Co.	1,900	69,122
ConAgra Foods, Inc.	4,200	91,056
Dean Foods Co.	1,500	31,950
General Mills, Inc.	3,000	193,170
H.J. Heinz Co.	2,800	141,064
Hershey Co.	1,470	54,052
Kellogg Co.	2,300	122,038
Kraft Foods, Inc. Class A	13,200	420,023
Kroger Co.	5,750	162,610
McCormick & Co., Inc.	1,000	40,100
Safeway Inc.	3,825	102,204
Sara Lee Corp.	6,400	87,424
SUPERVALU, Inc.	1,800	46,116
SYSCO Corp.	5,250	148,890
Tyson Foods, Inc. Class A	2,300	34,270
Whole Foods Market, Inc.	1,350	29,930
WM Wrigley Jr. Co.	825	65,142

Total Food		1,839,161

FOREST PRODUCTS & PAPER—0.3%
International Paper Co.	3,900	108,108
MeadWestvaco Corp.	1,600	42,896
Plum Creek Timber Co., Inc.	1,550	75,516
Temple-Inland, Inc.	100	1,625
Weyerhaeuser Co.	1,900	101,574

Total Forest Products & Paper		329,719

GAS UTILITIES—0.2%
Nicor, Inc.	340	13,539
NiSource, Inc.	2,500	42,700
Sempra Energy	2,200	123,552

Total Gas Utilities		179,791

HAND/MACHINE TOOLS—0.1%
Black & Decker Corp.	575	34,512
Snap-On, Inc.	480	27,019
Stanley Works	700	31,136

Total Hand/machine Tools		92,667

HEALTH CARE - PRODUCTS—2.5%
Intuitive Surgical, Inc. *	325	101,169
Johnson & Johnson	24,775	1,696,344
Medtronic, Inc.	9,825	519,055
Zimmer Holdings, Inc. *	2,100	144,711

Total Health Care - Products		2,461,279

HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
Baxter International, Inc.	5,450	373,924
Becton, Dickinson & Co.	2,105	178,736
Boston Scientific Corp. *	11,900	141,491
Covidien Ltd.	4,350	214,194
CR Bard, Inc.	925	85,877
St. Jude Medical, Inc. *	2,950	137,411
Stryker Corp.	2,100	134,799
Varian Medical Systems, Inc. *	1,100	66,000

Total Health Care Equipment & Supplies		1,332,432

HEALTH CARE PROVIDERS & SERVICES—1.1%
Aetna, Inc.	4,300	176,343
Coventry Health Care, Inc. *	1,450	51,287
DaVita, Inc. *	1,000	55,850

Humana, Inc. *	1,525	66,963
Laboratory Corp. of America Holdings *	1,000	67,580
Patterson Cos., Inc. *	1,200	37,476
Quest Diagnostic, Inc.	1,300	69,108
Tenet Healthcare Corp. *	4,100	23,739
UnitedHealth Group, Inc.	10,700	300,455
WellPoint, Inc. *	4,600	241,270

Total Health Care Providers & Services		1,090,071

HOME BUILDERS—0.1%
Centex Corp.	1,000	14,680
DR Horton, Inc.	2,700	30,024
KB Home	700	12,313
Lennar Corp., Class A	1,400	16,940
Pulte Homes, Inc.	1,900	23,199

Total Home Builders		97,156

HOME FURNISHINGS—0.1%
Harman International Industries, Inc.	575	23,673
Whirlpool Corp.	700	52,990

Total Home Furnishings		76,663

HOTELS, RESTAURANTS & LEISURE—0.2%
Marriott International, Inc., Class A	2,800	72,548
Starwood Hotels & Resorts Worldwide, Inc.	1,625	55,721
Wyndham Worldwide Corp.	1,800	32,292

Total Hotels, Restaurants & Leisure		160,561

HOUSEHOLD PRODUCTS—0.5%
Avery Dennison Corp.	900	39,609
Clorox Co.	1,300	70,850
Fortune Brands, Inc.	1,400	80,234
Kimberly-Clark Corp.	3,700	213,971
Newell Rubbermaid, Inc.	2,650	43,805

Total Household Products		448,469

INFORMATION TECHNOLOGY—0.2%
Affiliated Computer Services, Inc., Class A *	900	43,380
Electronic Data Systems Corp.	4,375	108,544
Unisys Corp. *	3,200	11,808

Total Information Technology		163,732

INSURANCE—3.4%
ACE Ltd.	5	254
Aflac, Inc.	4,150	230,782
Allstate Corp.	4,800	221,856
American International Group, Inc.	23,740	618,426
AON Corp.	2,700	123,660
Assurant, Inc.	900	54,108
Chubb Corp.	3,200	153,728
Cigna Corp.	2,450	90,699
Cincinnati Financial Corp.	1,400	38,976
Genworth Financial, Inc., Class A	3,900	62,283
Hartford Financial Services Group, Inc.	2,750	174,323
Lincoln National Corp.	2,250	107,325
Loews Corp.	3,000	133,680
Marsh & McLennan Cos., Inc.	4,480	126,560
MBIA, Inc.	1,500	8,895
MetLife, Inc.	6,300	319,851
MGIC Investment Corp.	1,200	7,680

Principal Financial Group, Inc.	2,300	97,773
Progressive Corp.	6,200	125,550
Prudential Financial, Inc.	3,800	262,086
Safeco Corp.	145	9,593
The Travelers Cos., Inc.	5,275	232,733
Torchmark Corp.	800	46,440
Unum Group	3,300	79,728
XL Capital Ltd., Class A	2,235	39,984

Total Insurance		3,366,973

INTERNET—1.9%
Akamai Technologies, Inc. *	1,450	33,843
Amazon.com, Inc.*	2,690	205,355
eBay, Inc. *	9,815	247,044
Expedia, Inc. *	1,800	35,226
Google, Inc., Class A *	2,075	983,030
IAC/InterActive Corp. *	1,600	27,936
VeriSign, Inc. *	1,750	56,945
Yahoo!, Inc. *	12,000	238,680

Total Internet		1,828,059

IRON / STEEL—0.4%
AK Steel Holding Corp.	1,100	69,850
Allegheny Technologies, Inc.	925	43,743
Nucor Corp.	2,800	160,216
United States Steel Corp.	1,000	160,360

Total Iron / Steel		434,169

LEISURE TIME—0.2%
Carnival Corp.	3,570	131,876
Harley-Davidson, Inc.	2,100	79,464

Total Leisure Time		211,340

MACHINERY—0.9%
Caterpillar, Inc.	5,350	371,931
Cummins, Inc.	1,750	116,095
Deere & Co.	3,750	263,100
Manitowoc Co., Inc.	1,200	31,632
Rockwell Automation, Inc.	1,350	60,089
Terex Corp. *	950	44,964

Total Machinery		887,811

MEDIA—2.6%
CBS Corp., Class B	6,100	99,796
Comcast Corp., Class A	25,830	532,615
DIRECTV Group, Inc. *	6,200	167,524
Gannett Co., Inc.	2,000	36,240
Interpublic Group of Cos, Inc. *	3,900	34,281
McGraw-Hill Cos., Inc.	2,900	117,943
Meredith Corp.	360	9,202
New York Times Co., Class A	1,270	15,989
News Corp., Class A	20,100	284,013
Omnicom Group, Inc.	2,900	123,801
Scripps Networks Interactive, Inc. Class A	700	28,378
Time Warner, Inc.	31,200	446,784
Viacom, Inc., Class B *	5,565	155,430
Walt Disney Co.	16,600	503,810
Washington Post, Class B	60	37,095

Total Media		2,592,901

METALS & MINING—1.0%
Alcoa, Inc.	7,100	239,625
Freeport-McMoRan Copper & Gold, Inc.	3,370	326,048
Newmont Mining Corp.	3,950	189,442
Precision Castparts Corp.	1,275	119,123
Titanium Metals Corp.	800	9,008
Vulcan Materials Co.	1,000	64,190

Total Metals & Mining		947,436

MISCELLANEOUS MANUFACTURING—4.6%
3M Co.	6,100	429,379
Cooper Industries, Ltd., Class A	1,500	63,255
Danaher Corp.	2,250	179,213
Dover Corp.	1,760	87,349
Eastman Kodak Co.	2,700	39,528
Eaton Corp.	1,460	103,718
General Electric Co.	87,695	2,480,891
Honeywell International, Inc.	6,500	330,460
Illinois Tool Works, Inc.	3,450	161,633
Ingersoll-Rand Co., Ltd.	2,770	99,720
ITT Corp.	1,600	107,136
Leggett & Platt, Inc.	1,400	27,300
Pall Corp.	1,150	46,483
Parker Hannifin Corp.	1,450	89,436
Textron Inc.	2,300	99,981
Tyco International, Ltd.	4,200	187,152

Total Miscellaneous Manufacturing		4,532,634

MUTUAL FUND—0.2%
SPDR Trust Series 1	1,700	215,611

OFFICE/BUSINESS EQUIPMENT—0.2%
Pitney Bowes, Inc.	1,800	57,042
Xerox Corp.	8,200	111,848

Total Office/business Equipment		168,890

OIL & GAS—10.4%
Anadarko Petroleum Corp.	4,075	235,983
Apache Corp.	2,925	328,097
Cabot Oil & Gas Corp.	835	36,748
Chesapeake Energy Corp.	4,260	213,639
Chevron Corp.	18,250	1,543,220
ConocoPhillips	13,570	1,107,583
Devon Energy Corp.	4,150	393,794
ENSCO International, Inc.	1,300	89,882
EOG Resources, Inc.	2,190	220,161
Exxon Mobil Corp.	46,740	3,759,298
Hess Corp.	2,450	248,430
Marathon Oil Corp.	6,200	306,714
Murphy Oil Corp.	1,700	135,541
Nabors Industries, Ltd. *	2,500	91,150
Noble Corp.	2,350	121,895
Noble Energy, Inc.	1,500	110,805
Occidental Petroleum Corp.	7,285	574,277
Range Resources Corp.	1,400	67,984
Rowan Cos., Inc.	1,000	39,800
Southwestern Energy Co. *	3,275	118,915
Sunoco, Inc.	1,000	40,610
Tesoro Corp.	1,200	18,528

Valero Energy Corp.	4,600	153,686
XTO Energy, Inc.	4,880	230,482

Total Oil & Gas		10,187,222

OIL & GAS SERVICES—2.9%
Baker Hughes, Inc.	2,675	221,784
BJ Services Co.	2,700	79,380
Cameron International Corp. *	2,000	95,520
Halliburton Co.	7,735	346,683
National Oilwell Varco, Inc. *	3,625	285,034
Schlumberger, Ltd.	10,530	1,069,848
Smith International, Inc.	1,800	133,884
Transocean, Inc.	2,825	384,285
Weatherford International, Ltd. *	6,025	227,323

Total Oil & Gas Services		2,843,741

PACKAGING & CONTAINERS—0.1%
Ball Corp.	860	38,339
Bemis Co., Inc.	820	23,091
Pactiv Corp. *	1,050	25,316
Sealed Air Corp.	1,400	30,380

Total Packaging & Containers		117,126

PHARMACEUTICALS—5.2%
Abbott Laboratories	13,615	767,068
Allergan, Inc.	2,805	145,664
AmerisourceBergen Corp.	1,400	58,618
Barr Pharmaceuticals, Inc. *	950	62,681
Bristol-Myers Squibb Co.	17,450	368,544
Cardinal Health, Inc.	3,100	166,563
Eli Lilly & Co.	8,650	407,502
Express Scripts, Inc. *	2,200	155,188
Forest Laboratories, Inc. *	2,650	94,102
Hospira, Inc. *	1,400	53,424
King Pharmaceuticals, Inc. *	2,133	24,551
Medco Health Solutions, Inc. *	4,400	218,152
Merck & Co., Inc.	19,190	631,351
Mylan, Inc.	2,900	37,613
Pfizer, Inc.	59,125	1,103,863
Schering-Plough Corp.	14,700	309,876
Watson Pharmaceuticals, Inc. *	900	26,019
Wyeth	11,925	483,201

Total Pharmaceuticals		5,113,980

PIPELINES—0.5%
El Paso Corp.	6,200	111,166
Questar Corp.	1,675	88,574
Spectra Energy Corp.	5,525	150,114
Williams Cos., Inc.	5,100	163,455

Total Pipelines		513,309

REAL ESTATE INVESTMENT TRUSTS—1.1%
Apartment Investment & Management Co., Class A	835	28,532
AvalonBay Communities, Inc.	675	67,304
Boston Properties, Inc.	1,100	105,809
CB Richard Ellis Group, Inc., Class A *	1,700	23,885
Developers Diversified Realty Corp.	1,100	35,156
Equity Residential	2,400	103,608
General Growth Properties, Inc.	2,325	63,728
HCP, Inc.	1,400	50,498

Host Hotels & Resorts, Inc.	4,500	58,995
Kimco Realty Corp.	2,300	81,167
Prologis	2,075	101,426
Public Storage	1,125	92,126
Simon Property Group, Inc.	1,950	180,629
Vornado Realty Trust	1,200	114,084

Total Real Estate Investment Trusts		1,106,947

RETAIL—5.5%
Abercrombie & Fitch Co.	750	41,415
AutoNation, Inc. *	1,300	13,416
Autozone, Inc. *	400	52,116
Bed Bath & Beyond, Inc. *	2,400	66,792
Best Buy Co., Inc.	3,000	119,160
Big Lots, Inc. *	825	25,130
Coach, Inc. *	3,000	76,530
Costco Wholesale Corp.	3,800	238,184
CVS Caremark Corp.	12,500	456,250
Darden Restaurants, Inc.	1,225	39,898
Dillard’s, Inc., Class A	600	6,066
Family Dollar Stores, Inc.	1,250	29,125
GameStop Corp., Class A *	1,500	60,765
Gap, Inc.	3,900	62,868
Home Depot, Inc.	14,925	355,663
JC Penney Co., Inc.	2,100	64,743
Jones Apparel Group, Inc.	900	15,066
Kohl’s Corp. *	2,800	117,348
Limited Brands, Inc.	2,900	47,821
Liz Claiborne, Inc.	900	11,763
Lowe’s Cos., Inc.	12,800	260,096
Macy’s, Inc.	3,800	71,478
McDonald’s Corp.	9,800	585,942
Nordstrom, Inc.	1,700	48,858
Office Depot, Inc. *	2,400	16,320
Polo Ralph Lauren Corp.	500	29,585
RadioShack Corp.	1,300	21,684
Sears Holdings Corp. *	650	52,650
Staples, Inc.	5,600	126,000
Starbucks Corp. *	6,350	93,282
Target Corp.	6,800	307,564
Tiffany & Co.	1,200	45,348
TJX Cos., Inc.	3,725	125,570
Walgreen Co.	8,650	297,041
Wal-Mart Stores, Inc.	20,500	1,201,709
Wendy’s International, Inc.	825	18,934
Yum! Brands, Inc.	4,300	154,026

Total Retail		5,356,206

SEMICONDUCTORS—2.5%
Advanced Micro Devices, Inc. *	5,600	23,576
Altera Corp.	2,650	58,168
Analog Devices, Inc.	2,700	82,377
Applied Materials, Inc.	11,800	204,376
Broadcom Corp., Class A *	3,775	91,695
Intel Corp.	50,350	1,117,266
Kla-Tencor Corp.	1,500	56,385
Linear Technology Corp.	2,100	65,205
LSI Corp. *	6,000	41,640
MEMC Electronic Materials, Inc. *	1,975	91,265

Microchip Technology, Inc.	1,600	51,088
Micron Technology, Inc. *	7,100	34,293
National Semiconductor Corp.	2,170	45,462
Novellus Systems, Inc. *	1,000	20,370
Nvidia Corp. *	5,000	57,200
QLogic Corp. *	1,100	20,724
Teradyne, Inc. *	1,500	14,055
Texas Instruments, Inc.	11,750	286,464
Xilinx, Inc.	2,500	62,075

Total Semiconductors		2,423,684

SOFTWARE—3.9%
Adobe Systems, Inc. *	4,600	190,210
Autodesk, Inc. *	2,000	63,780
Automatic Data Processing, Inc.	4,500	192,195
BMC Software, Inc. *	1,700	55,913
CA, Inc.	3,558	84,894
Citrix Systems, Inc. *	1,748	46,567
Compuware Corp. *	2,500	27,500
Electronic Arts, Inc. *	2,800	120,904
Fidelity National Information Services, Inc.	1,600	30,320
Fiserv, Inc. *	1,450	69,339
IMS Health, Inc.	1,650	34,485
Intuit, Inc. *	2,800	76,524
Microsoft Corp.	70,900	1,823,547
Novell, Inc. *	2,925	16,292
Oracle Corp.*	34,650	746,015
Paychex, Inc.	2,800	92,176
Symantec Corp. *	7,500	158,025
Total System Services, Inc.	1,851	36,243

Total Software		3,864,929

TELECOMMUNICATIONS—5.7%
American Tower Corp. Class A *	3,600	150,840
AT&T, Inc.	52,400	1,614,443
CenturyTel, Inc.	1,000	37,190
Ciena Corp. *	850	17,570
Cisco Systems, Inc. *	52,140	1,146,559
Corning, Inc.	13,825	276,638
Embarq Corp.	1,400	64,078
Frontier Communications Corp.	3,000	34,680
JDS Uniphase Corp. *	2,500	27,325
Juniper Networks, Inc. *	4,600	119,738
Motorola, Inc.	20,300	175,392
QUALCOMM, Inc.	14,350	794,129
Qwest Communications International, Inc.	13,900	53,237
Sprint Nextel Corp.	24,900	202,686
Tellabs, Inc. *	3,700	19,018
Verizon Communications, Inc.	25,200	857,808
Windstream Corp.	3,853	45,928

Total Telecommunications		5,637,259

TEXTILES & APPAREL—0.1%
Cintas Corp.	1,100	31,284
VF Corp.	750	53,685

Total Textiles & Apparel		84,969

THRIFTS & MORTGAGE FINANCE—0.4%
Federal Home Loan Mortgage Corp.	5,900	48,203
Federal National Mortgage Association	9,350	107,525

Hudson City Bancorp, Inc.	4,400	80,344
Sovereign Bancorp, Inc.	4,200	39,984
Washington Mutual, Inc.	12,950	69,024

Total Thrifts & Mortgage Finance		345,080

TOBACCO—1.5%
Altria Group, Inc.	18,500	376,475
Lorillard, Inc. *	1,534	102,947
Philip Morris International, Inc.	18,700	965,855

Total Tobacco		1,445,277

TOYS/GAMES/HOBBIES—0.1%
Hasbro, Inc.	1,300	50,336
Mattel, Inc.	3,300	66,165

Total Toys/games/hobbies		116,501

TRANSPORTATION—1.3%
Burlington Northern Santa Fe Corp.	2,550	265,532
CH Robinson Worldwide, Inc.	1,600	77,120
CSX Corp.	3,525	238,219
Expeditors International of Washington, Inc.	1,850	65,694
Norfolk Southern Corp.	3,300	237,336
Ryder System, Inc.	470	31,001
Union Pacific Corp.	4,500	370,980

Total Transportation		1,285,882

Total Common Stocks (Cost $90,005,711)		97,624,326

RIGHTS—0.0%
COMPUTERS—0.0%
Seagate Technology, Inc. *(9)(10)	2,330	0

ELECTRIC UTILITIES—0.0%
Mirant Corp. *(9)(11)	4,169	0

Total Rights (Cost $0)		0

WARRANTS—0.0%
ELECTRIC UTILITIES—0.0%
Calpine Corp., Expires 8/25/08 at $0.06* (Cost $14,286)	192	11

	Par Value
MONEY MARKET FUND—0.3%
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8) (Cost $267,787)	$267,787	267,787

Total Investments—99.7% (Cost $90,287,784)		97,892,124

Other assets less liabilities—0.3%		262,462

Total Net Assets—100.0%		$98,154,586

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$97,891,839	$—
Level 2 - Other Significant Observable Inputs	285	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$97,892,124	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB LARGE CAP STOCK FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—99.8%
AEROSPACE & DEFENSE—1.6%
Lockheed Martin Corp.	20,800	$2,170,064

BANKS—3.2%
Bank of America Corp.	95,000	3,125,500
Wachovia Corp.	17,000	293,590
Wells Fargo & Co.	26,000	787,020

Total Banks		4,206,110

BEVERAGES—4.9%
Coca-Cola Co.	62,500	3,218,750
PepsiCo, Inc.	47,500	3,161,600

Total Beverages		6,380,350

BIOTECHNOLOGY—1.2%
Gilead Sciences, Inc. *	30,000	1,619,400

CHEMICALS—2.5%
Monsanto Co.	9,500	1,131,545
Potash Corp. of Saskatchewan	5,700	1,164,339
The Mosaic Co. *	7,500	954,075

Total Chemicals		3,249,959

COMPUTERS—6.6%
Apple, Inc. *	15,000	2,384,250
EMC Corp. *	49,800	747,498
Hewlett-Packard Co.	49,000	2,195,200
International Business Machines Corp.	25,500	3,263,490

Total Computers		8,590,438

COSMETICS/PERSONAL CARE—2.8%
Procter & Gamble Co.	55,000	3,601,400

DIVERSIFIED FINANCIAL SERVICES—6.4%
CIT Group, Inc.	49,000	415,520
Citigroup, Inc.	94,000	1,756,860
Goldman Sachs Group, Inc.	7,500	1,380,300
IntercontinentalExchange, Inc. *	5,000	499,000
JPMorgan Chase & Co.	56,000	2,275,280
Merrill Lynch & Co., Inc.	12,000	319,800
Morgan Stanley	42,500	1,677,900

Total Diversified Financial Services		8,324,660

ELECTRIC UTILITIES—0.3%
AES Corp. *	25,500	411,570

ELECTRICAL COMPONENTS & EQUIPMENT—0.9%
Emerson Electric Co.	24,000	1,168,800

ENGINEERING & CONSTRUCTION—1.8%
Foster Wheeler Ltd. *	18,000	1,021,860
McDermott International, Inc. *	27,000	1,287,090

Total Engineering & Construction		2,308,950

FOOD—0.7%
Kraft Foods, Inc. Class A	30,000	954,600

HEALTH CARE - PRODUCTS—5.5%
Hologic, Inc. *	45,000	831,150
Intuitive Surgical, Inc. *	3,000	933,870
Johnson & Johnson	60,000	4,108,200
Zimmer Holdings, Inc. *	19,500	1,343,745

Total Health Care - Products		7,216,965

HEALTH CARE PROVIDERS & SERVICES—1.1%
Psychiatric Solutions, Inc. *	40,000	1,400,800

INSURANCE—2.5%
ACE Ltd.	13,500	684,450
American International Group, Inc.	59,000	1,536,950
Lincoln National Corp.	22,500	1,073,250

Total Insurance		3,294,650

INTERNET—2.1%
Google Inc. Class A *	5,800	2,747,750

IRON / STEEL—1.4%
Cleveland-Cliffs, Inc.	16,500	1,788,765

LEISURE TIME—0.8%
Carnival Corp.	30,000	1,108,200

MACHINERY—1.7%
Cummins, Inc.	15,000	995,100
Rockwell Automation, Inc.	27,100	1,206,221

Total Machinery		2,201,321

MEDIA—1.5%
Comcast Corp., Class A	46,500	958,830
News Corp., Inc., Class A	67,013	946,894

Total Media		1,905,724

METALS & MINING—1.3%
Cia Vale do Rio Doce ADR	25,000	750,750
Precision Castparts Corp.	10,100	943,643

Total Metals & Mining		1,694,393

MISCELLANEOUS MANUFACTURING—5.7%
3M Co.	18,800	1,323,332
General Electric Co.	166,500	4,710,285
Harsco Corp.	26,500	1,433,650

Total Miscellaneous Manufacturing		7,467,267

OIL & GAS—12.2%
Chevron Corp.	42,500	3,593,800
ConocoPhillips	37,500	3,060,750
ENSCO International, Inc.	21,500	1,486,510
EOG Resources, Inc.	16,200	1,628,586
Exxon Mobil Corp.	77,500	6,233,325

Total Oil & Gas		16,002,971

OIL & GAS SERVICES—2.3%
Schlumberger Ltd.	30,000	3,048,000

PHARMACEUTICALS—5.5%
Abbott Laboratories	25,000	1,408,500
Eli Lilly & Co.	19,500	918,645
Express Scripts, Inc. *	26,700	1,883,418
Merck & Co., Inc.	18,500	608,650
Pfizer, Inc.	58,000	1,082,860
Wyeth	33,500	1,357,420

Total Pharmaceuticals		7,259,493

RETAIL—4.9%
Abercrombie & Fitch Co.	10,700	590,854
Coach, Inc. *	27,000	688,770
Home Depot, Inc.	45,000	1,072,350

Macy’s, Inc.	30,000	564,300
Target Corp.	17,700	800,571
Wal-Mart Stores, Inc.	45,000	2,637,900

Total Retail		6,354,745

SEMICONDUCTORS—2.0%
Intel Corp.	99,000	2,196,810
MEMC Electronic Materials, Inc. *	9,500	438,995

Total Semiconductors		2,635,805

SOFTWARE—4.6%
Allscripts Healthcare Solutions, Inc. *	40,000	482,000
Autodesk, Inc. *	18,500	589,965
Cerner Corp. *	21,500	960,190
Microsoft Corp.	154,000	3,960,880

Total Software		5,993,035

TELECOMMUNICATIONS—7.8%
AT&T, Inc.	71,073	2,189,759
Cisco Systems, Inc. *	144,000	3,166,560
Harris Corp.	28,000	1,348,200
QUALCOMM, Inc.	33,000	1,826,220
Verizon Communications, Inc.	48,500	1,650,940

Total Telecommunications		10,181,679

THRIFTS & MORTGAGE FINANCE—0.2%
Federal National Mortgage Association	23,000	264,500

TOBACCO—2.4%
Altria Group, Inc.	33,500	681,725
Philip Morris International, Inc.	47,500	2,453,375

Total Tobacco		3,135,100

TRANSPORTATION—1.4%
Burlington Northern Santa Fe Corp.	17,500	1,822,275

Total Common Stocks (Cost $106,586,846)		130,509,739

	Par Value
MONEY MARKET FUND—0.1%
Dreyfus Cash Management Fund, Institutional Shares, 2.53% (7)	$928	928
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8)	195,405	195,405

Total Money Market Fund (Cost $196,333)		196,333

Total Investments—99.9% (Cost $106,783,179)		130,706,072

Other assets less liabilities—0.1%		100,553

Total Net Assets—100.0%		$130,806,625

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$130,706,072	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$130,706,072	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB LARGE CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—99.9%
AEROSPACE & DEFENSE—1.2%
United Technologies Corp.	12,800	$818,944

AIR FREIGHT & LOGISTICS—1.0%
FedEx Corp.	8,100	638,604

APPAREL—0.5%
Nike, Inc., Class B	5,800	340,344

BANKS—0.9%
Whitney Holding Corp.	29,100	598,296

BEVERAGES—4.5%
Coca-Cola Co.	12,850	661,775
PepsiCo, Inc.	34,800	2,316,288

Total Beverages		2,978,063

BIOTECHNOLOGY—2.5%
Amgen, Inc. *	8,600	538,618
Charles River Laboratories International, Inc. *	5,500	365,530
Gilead Sciences, Inc. *	13,500	728,730

Total Biotechnology		1,632,878

CHEMICALS—1.4%
Albemarle Corp.	9,318	362,750
Monsanto Co.	1,800	214,398
The Mosaic Co. *	2,700	343,467

Total Chemicals		920,615

COAL—1.0%
Consol Energy, Inc.	8,800	654,632

COMMERCIAL SERVICES—1.8%
McKesson Corp.	9,500	531,905
Ritchie Bros. Auctioneers, Inc.	26,000	678,860

Total Commercial Services		1,210,765

COMPUTERS—6.5%
Apple, Inc. *	8,000	1,271,600
Dell, Inc. *	19,000	466,830
EMC Corp. *	44,000	660,440
Hewlett-Packard Co.	12,500	560,000
International Business Machines Corp.	10,500	1,343,790

Total Computers		4,302,660

COSMETICS/PERSONAL CARE—3.6%
Avon Products, Inc.	13,500	572,400
Colgate-Palmolive Co.	4,500	334,215
Procter & Gamble Co.	22,700	1,486,396

Total Cosmetics/personal Care		2,393,011

DIVERSIFIED FINANCIAL SERVICES—3.7%
Goldman Sachs Group, Inc.	7,500	1,380,300
IntercontinentalExchange, Inc. *	2,600	259,480
T Rowe Price Group, Inc.	13,300	796,005

Total Diversified Financial Services		2,435,785

ELECTRICAL COMPONENTS & EQUIPMENT—1.0%
Emerson Electric Co.	13,700	667,190

ENGINEERING & CONSTRUCTION—0.6%
McDermott International, Inc. *	7,700	367,059

FOOD—1.4%
Kraft Foods, Inc. Class A	28,700	913,234

HEALTH CARE - PRODUCTS—8.4%
Dentsply International, Inc.	12,300	495,075
Hologic, Inc. *	33,300	615,051
Intuitive Surgical, Inc. *	2,300	715,967
Johnson & Johnson	29,300	2,006,171
Medtronic, Inc.	9,900	523,017
Zimmer Holdings, Inc. *	17,800	1,226,598

Total Health Care - Products		5,581,879

HEALTH CARE PROVIDERS & SERVICES—0.6%
Covance, Inc. *	4,050	371,790

HOME BUILDERS—0.5%
Toll Brothers, Inc. *	15,800	317,422

INSURANCE—1.5%
American International Group, Inc.	13,400	349,070
Lincoln National Corp.	13,800	658,260

Total Insurance		1,007,330

INTERNET—3.9%
Google Inc. Class A *	4,750	2,250,313
Yahoo!, Inc. *	15,700	312,273

Total Internet		2,562,586

IRON / STEEL—1.4%
Cleveland-Cliffs, Inc.	8,700	943,167

MACHINERY—3.5%
Joy Global, Inc.	9,700	700,534
Rockwell Automation, Inc.	12,000	534,120
Terex Corp. *	22,500	1,064,925

Total Machinery		2,299,579

METALS & MINING—0.6%
Freeport-McMoRan Copper & Gold, Inc.	4,400	425,700

MISCELLANEOUS MANUFACTURING—1.2%
General Electric Co.	28,500	806,265

OIL & GAS—13.5%
Chevron Corp.	9,600	811,776
ConocoPhillips	17,700	1,444,674
Devon Energy Corp.	7,700	730,653
Exxon Mobil Corp.	60,500	4,866,014
Southwestern Energy Co. *	16,600	602,746
XTO Energy, Inc.	11,200	528,976

Total Oil & Gas		8,984,839

OIL & GAS SERVICES—4.6%
Cameron International Corp. *	7,000	334,320
National Oilwell Varco, Inc. *	6,600	518,958
Schlumberger Ltd.	14,800	1,503,680
Transocean, Inc. *	1,500	204,045
Weatherford International Ltd. *	14,000	528,220

Total Oil & Gas Services		3,089,223

PHARMACEUTICALS—2.1%
Abbott Laboratories	9,500	535,230
Express Scripts, Inc. *	7,300	514,942
Wyeth	8,200	332,264

Total Pharmaceuticals		1,382,436

RETAIL—7.9%
Abercrombie & Fitch Co.	10,500	579,810
CVS Caremark Corp.	23,700	865,050
Lowe’s Cos., Inc.	36,700	745,744
Macy’s, Inc.	32,800	616,968
McDonald’s Corp.	6,200	370,698
Nordstrom, Inc.	24,000	689,760
TJX Cos., Inc.	17,700	596,667
Wal-Mart Stores, Inc.	13,700	803,094

Total Retail		5,267,791

SEMICONDUCTORS—2.9%
Intel Corp.	39,200	869,848
MEMC Electronic Materials, Inc. *	23,000	1,062,830

Total Semiconductors		1,932,678

SOFTWARE—8.4%
Cerner Corp. *	18,700	835,142
Citrix Systems, Inc. *	28,000	745,920
Microsoft Corp.	88,900	2,286,508
Oracle Corp.*	80,600	1,735,318

Total Software		5,602,888

TELECOMMUNICATIONS—5.8%
Cisco Systems, Inc. *	98,800	2,172,612
Harris Corp.	17,300	832,995
QUALCOMM, Inc.	15,000	830,100

Total Telecommunications		3,835,707

TOBACCO—1.5%
Philip Morris International, Inc.	19,700	1,017,505

Total Common Stocks (Cost $66,429,542)		66,300,865

	Par Value
MONEY MARKET FUND—0.4%
MTB Money Market Fund, Institutional I Shares, 2.17% (7)(8)	$190	190
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8)	276,159	276,159

Total Money Market Fund (Cost $276,349)		276,349

Total Investments—100.3% (Cost $66,705,891)		66,577,214

Other assets less liabilities—(0.3%)		(205,928)

Total Net Assets—100.0%		$66,371,286

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$66,577,214	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$66,577,214	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MULTI CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—98.6%
AEROSPACE & DEFENSE—0.8%
United Technologies Corp.	3,200	$204,736

AIR FREIGHT & LOGISTICS—0.6%
FedEx Corp.	2,000	157,680

AIRLINES—0.1%
UAL Corp.	2,200	18,282

APPAREL—0.4%
Nike, Inc., Class B	1,300	76,284
Skechers U.S.A Inc. Class A *	1,000	18,900
Warnaco Group, Inc./The *	350	14,683
Wolverine World Wide, Inc.	300	8,019

Total Apparel		117,886

AUTO PARTS & EQUIPMENT—0.1%
Titan International, Inc.	550	25,416

BANKS—0.6%
Whitney Holding Corp.	7,200	148,032

BEVERAGES—2.8%
Coca-Cola Co.	3,000	154,500
PepsiCo, Inc.	8,700	579,072

Total Beverages		733,572

BIOTECHNOLOGY—2.6%
Alexion Pharmaceuticals, Inc. *	375	35,156
Amgen, Inc. *	2,100	131,523
Charles River Laboratories International, Inc. *	1,650	109,659
Cougar Biotechnology, Inc. *	300	10,095
Gilead Sciences, Inc. *	3,300	178,134
Invitrogen Corp. *	2,500	110,875
Martek Biosciences Corp. *	1,572	59,123
Myriad Genetics, Inc. *	400	26,600
OSI Pharmaceuticals, Inc. *	550	28,947

Total Biotechnology		690,112

CHEMICALS—1.4%
Albemarle Corp.	2,200	85,646
CF Industries Holdings, Inc.	250	40,865
Interpid Potash, Inc. *	525	29,033
Monsanto Co. *	450	53,600
The Mosaic Co. *	1,300	165,372

Total Chemicals		374,516

COAL—1.3%
Consol Energy, Inc.	2,100	156,219
Patriot Coal Corp. *	225	28,384
Peabody Energy Corp.	1,800	121,770
Walter Industries Inc.	500	52,435

Total Coal		358,808

COMMERCIAL SERVICES—3.7%
AMN Healthcare Services, Inc. *	750	14,175
Capella Education Co. *	400	20,880

Corinthian Colleges, Inc. *	1,850	29,138
Cross Country Healthcare, Inc. *	800	12,760
FTI Consulting, Inc. *	200	14,232
Geo Group, Inc./The *	800	19,232
Global Payments, Inc.	325	14,394
Healthcare Services Group	1,100	18,271
Hill International, Inc. *	1,000	16,950
Lender Processing Services, Inc. *	598	19,943
McKesson Corp.	2,300	128,777
Moody’s Corp.	900	31,329
Parexel International Corp. *	1,400	40,922
Pharmaceutical Product Development, Inc.	2,800	106,792
Quanta Services, Inc. *	4,425	136,644
Ritchie Bros. Auctioneers, Inc.	10,800	281,988
Success Factors Inc. *	1,300	13,689
TNS Inc. *	800	18,240
Watson Wyatt Worldwide, Inc., Class A	300	17,382
Wright Express Corp. *	600	15,930

Total Commercial Services		971,668

COMPUTERS—4.7%
Apple, Inc. *	2,000	317,900
Caci International, Inc., Class A *	500	22,480
Cognizant Technology Solutions Corp., Class A *	2,100	58,947
Dell, Inc. *	4,800	117,936
EMC Corp. *	11,000	165,110
Hewlett-Packard Co.	3,200	143,360
International Business Machines Corp.	2,600	332,748
MICROS Systems, Inc. *	800	25,344
Seagate Technology	2,699	40,404
Synaptics, Inc. *	350	16,877
Xyratex Ltd. *	1,400	20,748

Total Computers		1,261,854

COSMETICS/PERSONAL CARE—2.2%
Avon Products, Inc.	3,300	139,920
Colgate-Palmolive Co.	1,100	81,697
Procter & Gamble Co.	5,600	366,688

Total Cosmetics/personal Care		588,305

DISTRIBUTION/WHOLESALE—0.3%
Fastenal Co.	1,500	73,290

DIVERSIFIED FINANCIAL SERVICES—3.7%
Affiliated Managers Group, Inc. *	1,400	120,960
Eaton Vance Corp.	2,400	89,136
Goldman Sachs Group, Inc.	1,800	331,272
IntercontinentalExchange, Inc. *	1,850	184,630
Nasdaq OMX Group *	1,000	27,770
Stifel Financial Corp. *	800	33,688
T Rowe Price Group, Inc.	3,200	191,520

Total Diversified Financial Services		978,976

ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
American Superconductor Corp. *	250	9,873
Emerson Electric Co.	3,300	160,710

Total Electrical Components & Equipment		170,583

ELECTRONICS—0.4%
Arrow Electronics, Inc. *	850	27,387
FEI Co. *	600	15,150

Itron, Inc. *	150	13,850
On Track Innovations Ltd. *	900	2,358
OYO Geospace Corp. *	150	7,053
Rofin-Sinar Technologies Inc. *	800	27,088
Woodward Governor Co.	400	18,000

Total Electronics		110,886

ENERGY-ALTERNATE SOURCES—0.1%
Energy Conversion Devices, Inc. *	200	13,986
Evergreen Solar, Inc. *	2,900	27,086

Total Energy-alternate Sources		41,072

ENGINEERING & CONSTRUCTION—1.2%
Foster Wheeler Ltd. *	1,850	105,025
KHD Humboldt Wedag International Ltd *	400	10,604
Layne Christensen Co. *	300	13,701
McDermott International, Inc. *	4,069	193,969

Total Engineering & Construction		323,299

ENTERTAINMENT & LEISURE—0.1%
Bally Technologies, Inc. *	525	16,690

ENVIRONMENTAL CONTROL—0.4%
Clean Harbors Inc. *	200	15,608
EnergySolutions, Inc.	800	16,408
Waste Connections, Inc. *	2,197	79,949

Total Environmental Control		111,965

FOOD—0.9%
Kraft Foods, Inc. Class A	7,200	229,104

HAND/MACHINE TOOLS—0.2%
Kennametal, Inc.	2,000	59,520

HEALTH CARE—PRODUCTS—7.9%
Angiodynamics, Inc. *	900	14,292
Cepheid, Inc. *	800	13,696
Conmed Corp. *	500	15,195
Cyberonics, Inc. *	300	8,286
Dentsply International, Inc.	5,400	217,350
Gen-Probe, Inc. *	1,000	53,320
Haemonetics Corp. *	300	17,418
Hologic, Inc. *	14,360	265,229
Idexx Laboratories, Inc. *	200	10,700
Immucor, Inc. *	575	17,325
Intuitive Surgical, Inc. *	954	296,971
Johnson & Johnson	7,300	499,830
Luminex Corp. *	1,200	26,400
Masimo Corp. *	500	18,885
Medtronic, Inc.	2,500	132,075
Natus Medical, Inc. *	700	16,247
NuVasive, Inc. *	575	32,298
Resmed, Inc. *	1,250	47,275
SonoSite, Inc. *	600	19,656
STERIS Corp.	800	27,336
Symmetry Medical, Inc. *	950	15,875
TranS1, Inc. *	1,000	9,260
Wright Medical Group, Inc. *	400	12,596
Zimmer Holdings, Inc. *	4,500	310,094

Total Health Care—Products		2,097,609

HEALTH CARE PROVIDERS & SERVICES—1.4%
Amedisys, Inc. *	550	35,266
Covance, Inc. *	1,175	107,865
Icon Plc. ADR *	500	40,170
LHC Group, Inc. *	400	11,208
Pediatrix Medical Group, Inc. *	1,600	77,840
Psychiatric Solutions, Inc. *	2,906	101,768

Total Health Care Providers & Services		374,117

HOME BUILDERS—0.4%
Toll Brothers, Inc. *	5,194	104,347

HOUSEHOLD PRODUCTS—0.1%
Tupperware Brands Corp.	500	19,500

INSURANCE—1.6%
American International Group, Inc.	3,300	85,965
HCC Insurance Holdings, Inc.	2,766	62,650
Lincoln National Corp.	4,200	200,340
ProAssurance Corp. *	1,400	68,516

Total Insurance		417,471

INTERNET—3.8%
Akamai Technologies, Inc. *	575	13,421
AsiaInfo Holdings, Inc. *	2,000	27,540
Cybersource Corp. *	1,100	19,525
Digital River, Inc. *	450	17,951
Earthlink, Inc. *	1,100	9,900
F5 Networks, Inc. *	2,500	72,875
Google Inc. Class A *	1,200	568,499
GSI Commerce, Inc. *	1,900	28,956
McAfee, Inc. *	2,700	88,425
NetFlix, Inc. *	600	18,534
Perfect World Co. ADR *	800	21,168
Shanda Interactive Ent. LTD. ADR *	750	19,373
Sohu.com, Inc. *	325	24,531
TIBCO Software, Inc. *	1,700	13,957
Yahoo!, Inc. *	4,000	79,560

Total Internet		1,024,215

IRON / STEEL—2.2%
Cleveland-Cliffs, Inc.	4,300	466,163
Steel Dynamics, Inc.	3,500	110,880

Total Iron / Steel		577,043

LEISURE TIME—0.1%
WMS Industries, Inc. *	500	14,090

MACHINERY—4.4%
AGCO Corp. *	325	19,451
Bucyrus International, Inc.	600	42,006
Chart Industries, Inc. *	500	26,460
Cummins, Inc.	2,000	132,680
Graco, Inc.	2,700	97,821
Joy Global, Inc.	4,850	350,267
Lindsay Corp.	300	27,681
Rockwell Automation, Inc.	4,600	204,746
Terex Corp. *	5,400	255,582
Wabtec Corp.	250	13,875

Total Machinery		1,170,569

METAL FABRICATE / HARDWARE—0.2%
Haynes International, Inc. *	925	43,882
Kaydon Corp.	150	7,113

Total Metal Fabricate / Hardware		50,995

METALS & MINING—0.9%
Eldorado Gold Corp. *	2,800	22,820
Franco-Nevada Corp.	700	14,917
Freeport-McMoRan Copper & Gold, Inc.	1,100	106,425
Precision Castparts Corp.	910	85,021

Total Metals & Mining		229,183

MISCELLANEOUS MANUFACTURING—1.3%
General Electric Co.	7,100	200,859
Harsco Corp.	2,744	148,450

Total Miscellaneous Manufacturing		349,309

OIL & GAS—10.1%
Atwood Oceanics, Inc. *	250	11,478
Cabot Oil And Gas Corp.	725	31,907
Chevron Corp.	2,400	202,944
Comstock Resources, Inc. *	275	16,778
ConocoPhillips	4,400	359,128
Denbury Resources, Inc. *	3,500	98,490
Devon Energy Corp.	1,800	170,802
Exxon Mobil Corp.	15,000	1,206,449
Newfield Exploration Co. *	1,201	58,825
Noble Energy, Inc.	1,235	91,229
Plains Exploration & Production Co. *	575	32,183
Rex Energy Corp. *	1,000	19,900
Rowan Cos., Inc.	300	11,940
Southwestern Energy Co. *	7,000	254,170
XTO Energy, Inc.	2,700	127,521

Total Oil & Gas		2,693,744

OIL & GAS SERVICES—4.9%
Cameron International Corp. *	4,300	205,368
Complete Production Services, Inc. *	850	27,064
Dawson Geophysical Co. *	150	9,845
Dril-Quip, Inc. *	300	16,242
FMC Technologies, Inc. *	1,300	80,314
Lufkin Industries, Inc.	200	17,840
National Oilwell Varco, Inc. *	2,680	210,728
Oceaneering International, Inc. *	200	12,128
Schlumberger Ltd.	3,600	365,760
T-3 Energy Services, Inc. *	200	13,714
Transocean, Inc.	400	54,412
Weatherford International Ltd. *	7,020	264,865
Willbros Group, Inc. *	350	13,153

Total Oil & Gas Services		1,291,433

PHARMACEUTICALS—3.2%
Abbott Laboratories	2,300	129,582
Allos Therapeutics, Inc. *	1,200	11,532
Auxilium Pharmeceuticals, Inc. *	400	14,840
BioMarin Pharmaceutical, Inc. *	850	27,668
Cephalon, Inc. *	1,000	73,160
Cubist Pharmaceuticals, Inc. *	550	12,463
CV Therapeutics, Inc. *	1,000	9,370

Express Scripts, Inc. *	3,200	225,727
Isis Pharmaceuticals, Inc. *	1,000	17,130
Medicines Co. *	1,000	22,210
Onyx Pharmaceuticals, Inc. *	425	17,213
Perrigo Co.	3,249	114,462
Rigel Pharmaceuticals, Inc. *	400	10,176
Savient Pharmaceuticals, Inc. *	600	15,948
United Therapeutics Corp. *	325	36,852
Valeant Pharmaceuticals International *	600	10,272
Vivus, Inc. *	1,800	15,174
Wyeth	2,100	85,092
XenoPort Inc. *	250	11,455

Total Pharmaceuticals		860,326

REAL ESTATE INVESTMENT TRUSTS—0.4%
Digital Realty Trust, Inc.	700	30,037
Prologis	1,400	68,432

Total Real Estate Investment Trusts		98,469

RETAIL—8.1%
Abercrombie & Fitch Co.	4,200	231,923
Aeropostale, Inc. *	500	16,125
American Eagle Outfitters, Inc.	3,991	55,874
Big Lots, Inc. *	600	18,276
Brinker International, Inc.	2,291	42,131
Burger King Holdings Inc.	950	25,489
Childrens Place Retail Stores, Inc./The *	400	15,220
Coach, Inc. *	2,900	73,979
Coldwater Creek, Inc. *	2,600	16,952
CVS Caremark Corp.	6,000	219,000
Dress Barn Inc. *	600	9,678
GameStop Corp., Class A *	2,700	109,377
Lowe’s Cos., Inc.	9,200	186,944
Macy’s, Inc.	8,200	154,242
McDonald’s Corp.	1,500	89,685
Nordstrom, Inc.	8,000	229,920
Panera Bread Co., Class A *	1,175	58,868
Ross Stores, Inc.	1,700	64,532
Tiffany & Co.	400	15,116
Titan Machinery Inc. *	750	20,565
TJX Cos., Inc.	6,850	230,913
Urban Outfitters, Inc. *	2,700	89,127
Wal-Mart Stores, Inc.	3,300	193,446

Total Retail		2,167,382

SEMICONDUCTORS—2.9%
Formfactor, Inc. *	950	16,530
Intel Corp.	9,500	210,805
Lam Research Corp. *	400	13,156
MEMC Electronic Materials, Inc. *	7,850	362,749
Microchip Technology, Inc.	1,300	41,509
Microsemi Corp. *	700	18,172
Monolithic Power Systems, Inc. *	600	13,050
ON Semiconductor Corp. *	1,600	15,024
PMC-Sierra, Inc. *	11,400	82,536

Total Semiconductors		773,531

SOFTWARE—8.5%
Activision Blizzard, Inc. *	4,310	155,074
Allscripts Healthcare Solutions, Inc. *	4,700	56,635

Ansys, Inc. *	3,625	166,315
Autodesk, Inc. *	2,300	73,347
Broadridge Financial Solutions, Inc.	2,500	51,750
Cerner Corp. *	6,533	291,764
Citrix Systems, Inc. *	9,900	263,736
Fidelity National Information Services, Inc.	797	15,103
Informatica Corp. *	1,500	24,285
Intuit, Inc. *	1,100	30,063
Mantech International Corp., Class A *	200	11,168
MedAssets, Inc. *	500	7,560
Microsoft Corp.	22,200	570,983
Nuance Communications, Inc. *	1,500	23,280
Oracle Corp.*	20,000	430,600
Parametric Technology Corp. *	1,000	19,370
Phase Forward, Inc. *	650	11,960
Solera Holdings, Inc. *	500	14,495
Sybase, Inc. *	600	20,166
Take-Two Interactive Software, Inc. *	800	18,240

Total Software		2,255,894

TELECOMMUNICATIONS—4.7%
Adtran, Inc.	2,950	65,962
Atheros Communications, Inc. *	475	14,725
Ciena Corp. *	1,100	22,737
Cisco Systems, Inc. *	24,650	542,054
Harmonic, Inc. *	2,900	22,591
Harris Corp.	7,361	354,432
QUALCOMM, Inc.	3,700	204,758
RF Micro Devices, Inc. *	10,416	34,060

Total Telecommunications		1,261,319

TOBACCO—0.9%
Philip Morris International, Inc.	4,900	253,085

TOYS/GAMES/HOBBIES—0.1%
Marvel Entertainment, Inc. *	500	17,350

TRANSPORTATION—1.2%
CH Robinson Worldwide, Inc.	1,400	67,480
DryShips, Inc.	250	19,283
Expeditors International Washington, Inc.	2,800	99,427
Genesee & Wyoming, Inc., Class A *	450	18,212
Hub Group, Inc., Class A *	400	15,544
JB Hunt Transport Services, Inc.	600	22,188
Ryder System, Inc.	400	26,384
Tidewater, Inc.	300	17,982
Viterra, Inc. *	1,700	20,570

Total Transportation		307,070

WATER UTILITIES—0.1%
Cascal NV *	3,100	33,790

Total Common Stocks (Cost $25,545,337)		26,208,093

WARRANTS—0.0%
BIOTECHNOLOGY—0.0%
Calypte Biomedical Corp., Expires 5/28/09 *(9)(12) (Cost $0)	488,542	0

	Par Value
MONEY MARKET FUND—0.8%
Dreyfus Cash Management Fund, Institutional Shares, 2.53% (7)	$5,613	5,613
MTB Money Market Fund, Institutional I Shares, 2.17% (7)(8)	123,774	123,774
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8)	80,353	80,353

Total Money Market Fund (Cost $209,740)		209,740

Total Investments—99.4% (Cost $25,755,077)		26,417,833

Other assets less liabilities—0.6%		163,095

Total Net Assets—100.0%		$26,580,928

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$26,417,833	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$26,417,833	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MID CAP STOCK FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—98.5%
AEROSPACE & DEFENSE—0.4%
Goodrich Corp.	7,500	$368,550

AUTO PARTS & EQUIPMENT—1.0%
Autoliv, Inc.	16,300	636,352
Cooper Tire & Rubber Co.	17,400	160,254
Goodyear Tire & Rubber Co. *	10,400	204,152

Total Auto Parts & Equipment		1,000,758

BANKS—2.2%
Banco Latinoamericano de Exportaciones, SA, Class E (Panama)	26,400	484,176
Comerica, Inc.	25,000	718,000
Huntington Bancshares, Inc.	26,300	184,626
Keycorp	23,300	245,815
UnionBanCal Corp.	10,300	553,316

Total Banks		2,185,933

BEVERAGES—0.7%
Pepsi Bottling Group, Inc.	21,800	607,130
PepsiAmericas, Inc.	5,700	134,919

Total Beverages		742,049

BIOTECHNOLOGY—1.2%
Invitrogen Corp. *	19,300	855,955
Martek Biosciences Corp. *	8,100	304,641

Total Biotechnology		1,160,596

BUILDING MATERIALS—0.5%
Masco Corp.	31,200	514,488

CHEMICALS—4.6%
Chemtura Corp.	46,000	299,920
Eastman Chemical Co.	15,400	923,384
NewMarket Corp.	4,200	259,392
PPG Industries, Inc.	15,600	945,984
RPM International, Inc.	28,700	588,350
Sherwin-Williams Co.	9,700	516,525
Spartech Corp.	15,000	151,650
The Mosaic Co. *	5,600	712,376
Valspar Corp.	10,400	225,368

Total Chemicals		4,622,949

COAL—1.0%
Peabody Energy Corp.	14,600	987,690

COMMERCIAL SERVICES—3.3%
Kelly Services, Inc., Class A	16,200	298,242
Lender Processing Services, Inc. *	5,322	177,489
Moody’s Corp.	7,100	247,151
Pharmaceutical Product Development, Inc.	23,000	877,220
Quanta Services, Inc. *	31,900	985,071
Ritchie Bros. Auctioneers, Inc.	28,800	751,968
TravelCenters of America LLC *	2,470	6,546

Total Commercial Services		3,343,687

COMPUTERS—4.0%
Cognizant Technology Solutions Corp. Class A *	16,100	451,927
Computer Sciences Corp. *	24,608	1,165,681
Lexmark International, Inc., Class A *	13,800	484,104
Seagate Technology	57,100	854,787
Sun Microsystems, Inc. *	36,900	392,247
Western Digital Corp. *	22,600	650,654

Total Computers		3,999,400

DISTRIBUTION/WHOLESALE—1.0%
Fastenal Co.	12,100	591,206
Ingram Micro, Inc., Class A *	21,700	399,931

Total Distribution/wholesale		991,137

DIVERSIFIED FINANCIAL SERVICES—2.5%
Affiliated Managers Group, Inc. *	9,300	803,520
AmeriCredit Corp. *	17,200	150,844
CIT Group, Inc.	24,000	203,520
Eaton Vance Corp.	18,800	698,232
IntercontinentalExchange, Inc. *	6,850	683,630

Total Diversified Financial Services		2,539,746

ELECTRIC UTILITIES—4.5%
Alliant Energy Corp.	24,600	792,858
American Electric Power Co., Inc.	14,700	580,650
Edison International	5,500	265,870
Pinnacle West Capital Corp.	18,700	627,759
Puget Energy, Inc.	33,600	925,344
SCANA Corp.	7,000	253,330
TECO Energy, Inc.	12,900	239,295
Xcel Energy, Inc.	40,700	816,442

Total Electric Utilities		4,501,548

ELECTRONICS—0.9%
Cymer, Inc. *	8,600	227,814
Sanmina-SCI Corp. *	101,700	180,009
Technitrol, Inc.	13,500	189,270
Vishay Intertechnology, Inc. *	37,900	339,963

Total Electronics		937,056

ENGINEERING & CONSTRUCTION—1.6%
Foster Wheeler Ltd. *	15,200	862,904
McDermott International, Inc. *	16,500	786,555

Total Engineering & Construction		1,649,459

ENVIRONMENTAL CONTROL—0.7%
Waste Connections, Inc. *	17,900	651,381

FOOD—2.0%
Del Monte Foods Co.	54,700	464,403
Safeway, Inc.	12,800	342,016
Sanderson Farms, Inc.	2,800	111,272
Seaboard Corp.	200	360,000
SUPERVALU, Inc.	28,642	733,808

Total Food		2,011,499

FOREST PRODUCTS & PAPER—0.8%
International Paper Co.	27,900	773,388

GAS UTILITIES—0.5%
WGL Holdings, Inc.	14,900	514,497

HAND/MACHINE TOOLS—0.9%
Black & Decker Corp.	6,700	402,134
Kennametal, Inc.	15,900	473,184

Total Hand/machine Tools		875,318

HEALTH CARE—PRODUCTS—3.1%
Dentsply International, Inc.	17,700	712,425
Gen-Probe, Inc. *	7,900	421,228
Hologic, Inc. *	44,728	826,126
Intuitive Surgical, Inc. *	2,600	809,354
Resmed, Inc. *	7,900	298,778

Total Health Care—Products		3,067,911

HEALTH CARE PROVIDERS & SERVICES—1.5%
Pediatrix Medical Group, Inc. *	10,500	510,825
Psychiatric Solutions, Inc. *	18,800	658,376
Universal Health Services, Inc., Class B	5,000	303,100

Total Health Care Providers & Services		1,472,301

HOME BUILDERS—0.2%
Toll Brothers, Inc. *	9,750	195,878

HOME FURNISHINGS—1.2%
American Woodmark Corp.	11,000	259,490
Ethan Allen Interiors, Inc.	9,800	245,980
Whirlpool Corp.	9,600	726,720

Total Home Furnishings		1,232,190

HOUSEHOLD PRODUCTS—0.2%
Blyth, Inc.	12,700	184,785

INSURANCE—7.8%
American Financial Group, Inc.	12,900	373,713
Aspen Insurance Holdings Ltd.	17,300	439,247
Assurant, Inc.	9,300	559,116
Chubb Corp.	8,700	417,948
Cigna Corp.	8,100	299,862
Cincinnati Financial Corp.	24,465	681,106
Everest Re Group Ltd.	5,200	425,360
Genworth Financial, Inc., Class A	23,900	381,683
HCC Insurance Holdings, Inc.	21,600	489,240
Lincoln National Corp.	20,300	968,310
Loews Corp.	5,200	231,712
Nationwide Financial Services, Inc., Class A	24,000	1,112,399
ProAssurance Corp. *	11,300	553,022
Safeco Corp.	6,600	436,656
Unitrin, Inc.	13,200	364,188
XL Capital Ltd., Class A	6,300	112,707

Total Insurance		7,846,269

INTERNET—1.1%
F5 Networks, Inc. *	16,300	475,145
McAfee, Inc. *	20,400	668,100

Total Internet		1,143,245

IRON / STEEL—2.7%
Cleveland-Cliffs, Inc.	11,600	1,257,556
Nucor Corp.	9,200	526,424
Steel Dynamics, Inc.	29,000	918,720

Total Iron / Steel		2,702,700

LEISURE TIME—0.8%
Brunswick Corp.	13,900	179,310
Harley-Davidson, Inc.	16,900	639,496

Total Leisure Time		818,806

MACHINERY—4.5%
Cummins, Inc.	22,700	1,505,918
Graco, Inc.	20,500	742,715
Joy Global, Inc.	14,150	1,021,913
NACCO Industries, Inc., Class A	6,000	606,000
Rockwell Automation, Inc.	13,100	583,081

Total Machinery		4,459,627

MEDIA—1.0%
CBS Corp., Class B	25,600	418,816
Gannett Co., Inc.	7,500	135,900
Scholastic Corp.	16,600	428,114
Westwood One, Inc.	38,800	50,440

Total Media		1,033,270

METAL FABRICATE / HARDWARE—0.4%
Haynes International, Inc. *	7,900	374,776

METALS & MINING—1.3%
Freeport-McMoRan Copper & Gold, Inc.	6,500	628,875
Precision Castparts Corp.	7,600	710,068

Total Metals & Mining		1,338,943

MISCELLANEOUS MANUFACTURING—4.2%
Crane Co.	17,500	621,250
Eastman Kodak Co.	20,700	303,048
EnPro Industries, Inc. *	11,700	421,317
Harsco Corp.	18,500	1,000,850
Leggett & Platt, Inc.	25,300	493,350
Parker-Hannifin Corp.	14,850	915,948
Tredegar Corp.	28,500	466,830

Total Miscellaneous Manufacturing		4,222,593

MUTUAL FUND—0.3%
iShares Russell Midcap Growth Index Fund *	5,200	264,212

OFFICE/BUSINESS EQUIPMENT—1.0%
Steelcase, Inc., Class A	43,700	435,252
Xerox Corp.	40,000	545,600

Total Office/business Equipment		980,852

OIL & GAS—5.7%
Denbury Resources, Inc. *	27,600	776,664
Frontier Oil Corp.	20,400	372,300
Marathon Oil Corp.	19,200	949,824
Newfield Exploration Co. *	10,200	499,596
Noble Energy, Inc.	9,900	731,313
Patterson-UTI Energy, Inc.	24,500	696,290
Southwestern Energy Co. *	22,700	824,237
Sunoco, Inc.	15,800	641,638
Valero Energy Corp.	7,800	260,598

Total Oil & Gas		5,752,460

OIL & GAS SERVICES—3.4%
Cameron International Corp. *	20,200	964,752
FMC Technologies, Inc. *	10,700	661,046

National Oilwell Varco, Inc. *	8,971	705,390
Weatherford International Ltd. *	28,900	1,090,397

Total Oil & Gas Services		3,421,585

PHARMACEUTICALS—2.6%
Cephalon, Inc. *	5,500	402,380
Express Scripts, Inc. *	12,000	846,480
Forest Laboratories, Inc. *	12,700	450,977
Mylan Laboratories, Inc.	14,500	188,065
Perrigo Co.	20,700	729,261

Total Pharmaceuticals		2,617,163

REAL ESTATE INVESTMENT TRUSTS—2.9%
Annaly Capital Management, Inc.	38,800	584,716
FelCor Lodging Trust, Inc.	35,300	282,047
Hospitality Properties Trust	24,700	526,110
Liberty Property Trust	5,500	200,200
National Health Investors, Inc.	2,600	80,314
National Retail Properties, Inc.	31,100	657,454
Prologis	11,300	552,344

Total Real Estate Investment Trusts		2,883,185

RETAIL—6.5%
Abercrombie & Fitch Co.	14,000	773,080
American Eagle Outfitters, Inc.	31,150	436,100
Brinker International, Inc.	41,200	757,668
Coach, Inc. *	24,100	614,791
Darden Restaurants, Inc.	8,700	283,359
GameStop Corp., Class A *	21,600	875,016
JC Penney Co., Inc.	5,600	172,648
Jones Apparel Group, Inc.	17,200	287,928
Nordstrom, Inc.	17,200	494,328
Panera Bread Co., Class A *	5,600	280,560
Ross Stores, Inc.	10,050	381,498
TJX Cos., Inc.	18,900	637,119
Urban Outfitters, Inc. *	17,100	564,471

Total Retail		6,558,566

SEMICONDUCTORS—2.1%
MEMC Electronic Materials, Inc. *	12,500	577,625
Microchip Technology, Inc.	10,300	328,879
MKS Instruments, Inc. *	16,400	337,840
Novellus Systems, Inc. *	17,700	360,549
PMC-Sierra, Inc. *	68,500	495,940

Total Semiconductors		2,100,833

SOFTWARE—5.1%
Activision Blizzard, Inc. *	29,000	1,043,420
Allscripts Healthcare Solutions, Inc. *	28,000	337,400
Ansys, Inc. *	25,700	1,179,116
Autodesk, Inc. *	18,400	586,776
Broadridge Financial Solutions, Inc.	19,700	407,790
Cerner Corp. *	13,700	611,842
Citrix Systems, Inc. *	22,900	610,056
Fidelity National Information Services, Inc.	6,244	118,324
Intuit, Inc. *	8,700	237,771

Total Software		5,132,495

TELECOMMUNICATIONS—2.2%
Adtran, Inc.	15,400	344,344
CenturyTel, Inc.	14,900	554,131

Harris Corp.	22,000	1,059,300
RF Micro Devices, Inc. *	62,000	202,740

Total Telecommunications		2,160,515

TOYS/GAMES/HOBBIES—0.5%
Hasbro, Inc.	11,700	453,024

TRANSPORTATION—1.9%
CH Robinson Worldwide, Inc.	11,700	563,940
Expeditors International Washington, Inc.	21,700	770,567
Tidewater, Inc.	4,300	257,742
YRC Worldwide, Inc. *	18,500	312,650

Total Transportation		1,904,899

Total Common Stocks (Cost $101,787,838)		98,694,212

	Par Value
MONEY MARKET FUND—1.7%
Dreyfus Cash Management Fund, Institutional Shares, 2.53% (7)	$50,513	50,513
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8)	1,629,868	1,629,868

Total Money Market Fund (Cost $1,680,381)		1,680,381

Total Investments—100.2% (Cost $103,468,219)		100,374,593

Other assets less liabilities—(0.2%)		(226,555)

Total Net Assets—100.0%		$100,148,038

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$100,374,593	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$100,374,593	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB MID CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—95.3%
BIOTECHNOLOGY—2.2%
Invitrogen Corp. *	27,916	$1,238,075
Martek Biosciences Corp. *	11,900	447,559

Total Biotechnology		1,685,634

CHEMICALS—1.3%
The Mosaic Co. *	8,000	1,017,680

COAL—1.9%
Peabody Energy Corp.	21,000	1,420,650

COMMERCIAL SERVICES—5.7%
Lender Processing Services, Inc. *	7,866	262,331
Moody’s Corp.	9,700	337,657
Pharmaceutical Product Development, Inc.	33,100	1,262,434
Quanta Services, Inc. *	44,900	1,386,512
Ritchie Bros. Auctioneers, Inc.	40,400	1,054,844

Total Commercial Services		4,303,778

COMPUTERS—1.4%
Cognizant Technology Solutions Corp. Class A *	22,676	636,515
Seagate Technology	28,100	420,657

Total Computers		1,057,172

DISTRIBUTION/WHOLESALE—1.0%
Fastenal Co.	15,506	757,623

DIVERSIFIED FINANCIAL SERVICES—4.1%
Affiliated Managers Group, Inc. *	13,538	1,169,683
Eaton Vance Corp.	25,800	958,212
IntercontinentalExchange, Inc. *	10,150	1,012,970

Total Diversified Financial Services		3,140,865

ENGINEERING & CONSTRUCTION—2.9%
Foster Wheeler Ltd. *	20,100	1,141,077
McDermott International, Inc. *	22,925	1,092,835

Total Engineering & Construction		2,233,912

ENVIRONMENTAL CONTROL—1.2%
Waste Connections, Inc. *	25,700	935,223

HAND/MACHINE TOOLS—0.8%
Kennametal, Inc.	20,900	621,984

HEALTH CARE—PRODUCTS—5.6%
Dentsply International, Inc.	25,814	1,039,014
Gen-Probe, Inc. *	10,300	549,196
Hologic, Inc. *	61,528	1,136,422
Intuitive Surgical, Inc. *	3,750	1,167,337
Resmed, Inc. *	10,800	408,456

Total Health Care—Products		4,300,425

HEALTH CARE PROVIDERS & SERVICES—2.2%
Pediatrix Medical Group, Inc. *	14,300	695,695
Psychiatric Solutions, Inc. *	27,000	945,540

Total Health Care Providers & Services		1,641,235

HOME BUILDERS—0.3%
Toll Brothers, Inc. *	11,500	231,035

INSURANCE—2.5%
HCC Insurance Holdings, Inc.	30,750	696,488
Lincoln National Corp.	9,838	469,273
ProAssurance Corp. *	15,400	753,675

Total Insurance		1,919,436

INTERNET—2.1%
F5 Networks, Inc. *	21,700	632,555
McAfee, Inc. *	29,400	962,850

Total Internet		1,595,405

IRON / STEEL—4.3%
Cleveland-Cliffs, Inc.	17,800	1,929,698
Steel Dynamics, Inc.	42,400	1,343,232

Total Iron / Steel		3,272,930

MACHINERY—6.4%
Cummins, Inc.	23,800	1,578,892
Graco, Inc.	28,861	1,045,634
Joy Global, Inc.	19,800	1,429,956
Rockwell Automation, Inc.	19,114	850,764

Total Machinery		4,905,246

METAL FABRICATE / HARDWARE—0.7%
Haynes International, Inc. *	11,000	521,840

METALS & MINING—1.4%
Precision Castparts Corp.	11,000	1,027,730

MISCELLANEOUS MANUFACTURING—1.9%
Harsco Corp.	26,725	1,445,823

MUTUAL FUND—1.7%
iShares Russell Midcap Growth Index Fund *	14,500	736,745
iShares S&P Midcap 400 Growth Index Fund	6,400	546,944

Total Mutual Fund		1,283,689

OIL & GAS—5.3%
Denbury Resources, Inc. *	39,334	1,106,859
Newfield Exploration Co. *	14,800	724,904
Noble Energy, Inc.	13,700	1,012,019
Southwestern Energy Co. *	32,854	1,192,929

Total Oil & Gas		4,036,711

OIL & GAS SERVICES—6.4%
Cameron International Corp. *	28,600	1,365,936
FMC Technologies, Inc. *	14,700	908,166
National Oilwell Varco, Inc. *	13,096	1,029,738
Weatherford International Ltd. *	42,000	1,584,660

Total Oil & Gas Services		4,888,500

PHARMACEUTICALS—3.6%
Cephalon, Inc. *	7,493	548,188
Express Scripts, Inc. *	17,526	1,236,284
Perrigo Co.	28,100	989,963

Total Pharmaceuticals		2,774,435

REAL ESTATE INVESTMENT TRUSTS—1.1%
Prologis	16,500	806,520

RETAIL—10.1%
Abercrombie & Fitch Co.	20,100	1,109,922
American Eagle Outfitters, Inc.	42,658	597,212
Brinker International, Inc.	21,300	391,707
Coach, Inc. *	35,200	897,952
GameStop Corp., Class A *	31,344	1,269,745
Nordstrom, Inc.	24,885	715,195
Panera Bread Co., Class A *	7,900	395,790
Ross Stores, Inc.	14,600	554,216
TJX Co., Inc.	26,600	896,686
Urban Outfitters, Inc. *	25,600	845,056

Total Retail		7,673,481

SEMICONDUCTORS—2.6%
MEMC Electronic Materials, Inc. *	18,063	834,691
Microchip Technology, Inc.	14,400	459,792
PMC-Sierra, Inc. *	96,900	701,556

Total Semiconductors		1,996,039

SOFTWARE—9.2%
Activision Blizzard, Inc. *	41,700	1,500,366
Allscripts Healthcare Solutions, Inc. *	38,400	462,720
Ansys, Inc. *	34,732	1,593,504
Autodesk, Inc. *	24,757	789,501
Broadridge Financial Solutions, Inc.	25,700	531,990
Cerner Corp. *	18,530	827,550
Citrix Systems, Inc. *	34,000	905,760
Fidelity National Information Services, Inc.	8,133	154,120
Intuit, Inc. *	9,200	251,436

Total Software		7,016,947

TELECOMMUNICATIONS—3.0%
Adtran, Inc.	21,600	482,976
Harris Corp.	31,600	1,521,540
RF Micro Devices, Inc. *	84,800	277,296

Total Telecommunications		2,281,812

TRANSPORTATION—2.4%
CH Robinson Worldwide, Inc.	16,742	806,964
Expeditors International Washington, Inc.	29,688	1,054,221

Total Transportation		1,861,185

Total Common Stocks (Cost $65,152,089)		72,654,945

WARRANTS—0.0%
BANKS—0.0%
Washington Mutual, Inc. *(13) (Cost $0)	9,300	2,604

	Par Value
MONEY MARKET FUND—4.8%
Dreyfus Cash Management Fund, Institutional Shares, 2.53% (7)	$61,739	61,739
MTB Money Market Fund, Institutional I Shares, 2.17% (7)(8)	12	12
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8)	3,620,845	3,620,845

Total Money Market Fund (Cost $3,682,596)		3,682,596

Total Investments—100.1% (Cost $68,834,685)	76,340,145

Other assets less liabilities—(0.1%)	(115,472)

Total Net Assets—100.0%	$76,224,673

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$76,340,145	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$76,340,145	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB SMALL CAP STOCK FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—98.1%
ADVERTISING—0.3%
Harte-Hanks, Inc.	14,200	$176,222

AEROSPACE & DEFENSE—0.7%
Teledyne Technologies, Inc. *	7,220	454,138

AGRICULTURE—0.8%
Universal Corp.	9,800	505,876

AIRLINES—0.1%
Republic Airways Holdings, Inc. *	10,300	98,983

APPAREL—0.9%
Columbia Sportswear Co.	4,400	164,164
Deckers Outdoor Corp. *	2,605	294,391
Oxford Industries, Inc.	7,100	149,384

Total Apparel		607,939

AUTO PARTS & EQUIPMENT—2.2%
American Axle & Manufacturing Holdings, Inc.	21,800	128,184
ArvinMeritor, Inc.	29,000	400,490
Fuel Systems Solutions, Inc. *	7,431	278,068
Lear Corp. *	14,900	214,709
Titan International, Inc.	9,556	441,583

Total Auto Parts & Equipment		1,463,034

BANKS—6.2%
Cathay General Bancorp	11,600	184,904
Central Pacific Financial Corp.	18,600	205,902
Chemical Financial Corp.	18,500	491,545
Citizens Republic Bancorp, Inc.	11,492	38,498
City Holding Co.	5,800	257,984
Corus Bankshares, Inc.	34,400	134,504
FirstMerit Corp.	22,700	446,736
Independent Bank Corp.	13,200	66,924
Irwin Financial Corp.	16,400	67,404
MainSource Financial Group, Inc.	19,900	355,215
NBT Bancorp, Inc.	20,700	513,153
Old National Bancorp	400	6,072
Oriental Financial Group, Inc.	8,300	144,171
Provident Bankshares Corp.	8,400	76,440
South Financial Group, Inc.	8,100	48,843
TCF Financial Corp.	19,900	253,725
UCBH Holdings, Inc.	44,700	201,597
WesBanco, Inc.	18,800	428,452
Whitney Holding Corp.	10,600	217,936

Total Banks		4,140,005

BEVERAGES—0.4%
Green Mountain Coffee Roasters, Inc. *	8,070	293,345

BIOTECHNOLOGY—2.2%
Alexion Pharmaceuticals, Inc. *	3,566	334,313
Myriad Genetics, Inc. *	6,536	434,644
OSI Pharmaceuticals, Inc. *	8,141	428,461
Sequenom, Inc. *	11,645	248,737

Total Biotechnology		1,446,155

CHEMICALS—2.0%
HB Fuller Co.	14,000	350,000
Lubrizol Corp.	8,100	403,380
Olin Corp.	9,300	276,582
OM Group, Inc. *	4,000	134,400
Schulman A, Inc.	8,200	190,486

Total Chemicals		1,354,848

COAL—0.2%
James River Coal Co. *	3,449	149,514

COMMERCIAL SERVICES—8.3%
Advance America Cash Advance Centers, Inc.	17,300	94,631
Aegean Marine Petroleum Network, Inc.	5,151	186,466
American Public Education, Inc. *	11,110	504,727
Consolidated Graphics, Inc. *	5,500	184,250
CoStar Group, Inc. *	5,776	288,165
Deluxe Corp.	5,900	84,370
ExlService Holdings, Inc. *	22,167	333,613
FTI Consulting, Inc. *	13,110	932,907
Hill International, Inc. *	9,206	156,042
Jackson Hewitt Tax Service, Inc.	7,900	122,134
MAXIMUS, Inc.	6,300	233,793
Parexel International Corp. *	18,985	554,932
Ritchie Bros. Auctioneers, Inc.	16,689	435,750
Strayer Education, Inc.	2,041	454,531
Team, Inc. *	11,710	427,532
United Rentals, Inc. *	7,855	127,094
VistaPrint Ltd.*	15,358	395,776

Total Commercial Services		5,516,713

COMPUTERS—1.7%
3PAR, Inc. *	22,271	181,954
Ciber, Inc. *	8,400	59,388
Compellent Technologies, Inc. *	9,334	105,848
Imation Corp.	7,800	148,668
Integral Systems, Inc.	5,499	258,618
Mentor Graphics Corp. *	8,900	123,532
Quantum Corp. *	174,900	286,836
Riverbed Technology, Inc. *	6,867	0

Total Computers		1,164,844

DISTRIBUTION/WHOLESALE—1.2%
Fossil, Inc. *	8,522	228,219
United Stationers, Inc. *	9,200	352,636
WESCO International, Inc. *	6,000	225,900

Total Distribution/wholesale		806,755

DIVERSIFIED FINANCIAL SERVICES—0.9%
Advanta Corp., Class B	18,900	149,499
Affiliated Managers Group, Inc. *	5,016	433,382

Total Diversified Financial Services		582,881

ELECTRIC UTILITIES—1.1%
ITC Holdings Corp.	5,082	264,874
Unisource Energy Corp.	6,600	201,630
Westar Energy, Inc.	12,400	273,792

Total Electric Utilities		740,296

ELECTRICAL COMPONENTS & EQUIPMENT—1.6%
Belden, Inc.	13,874	512,228
EnerSys *	9,779	315,666

Powell Industries, Inc. *	4,840	254,100

Total Electrical Components & Equipment		1,081,994

ELECTRONICS—1.6%
Axsys Technologies, Inc. *	4,763	349,795
CTS Corp.	27,000	347,220
Kemet Corp. *	47,100	64,056
Methode Electronics, Inc.	30,300	339,057

Total Electronics		1,100,128

ENERGY-ALTERNATE SOURCES—1.1%
Energy Conversion Devices, Inc. *	7,211	504,265
Evergreen Solar, Inc. *	22,179	207,152

Total Energy-alternate Sources		711,417

ENTERTAINMENT & LEISURE—1.8%
DreamWorks Animation SKG, Inc. Class A*	17,984	534,125
Scientific Games Corp., Class A *	22,650	687,201

Total Entertainment & Leisure		1,221,326

FOOD—0.9%
Fresh Del Monte Produce, Inc. *	6,300	132,804
Nash Finch Co.	11,300	446,011

Total Food		578,815

FOREST PRODUCTS & PAPER—1.5%
Buckeye Technologies, Inc. *	30,000	292,500
Rock-Tenn Co., Class A	12,700	451,485
Schweitzer-Mauduit International, Inc.	14,700	273,567

Total Forest Products & Paper		1,017,552

GAS UTILITIES—0.6%
Nicor, Inc.	9,700	386,254

HAND/MACHINE TOOLS—0.3%
Regal-Beloit Corp.	5,000	208,750

HEALTH CARE - PRODUCTS—2.8%
Conceptus, Inc. *	46,118	787,233
LCA-Vision, Inc.	12,100	71,148
NuVasive, Inc. *	9,099	511,091
Resmed, Inc. *	9,412	355,962
Zoll Medical Corp. *	4,885	153,878

Total Health Care - Products		1,879,312

HEALTH CARE PROVIDERS & SERVICES—4.1%
Apria Healthcare Group, Inc. *	23,100	443,751
Icon Plc. ADR *	5,757	462,517
Kindred Healthcare, Inc. *	9,300	250,821
Lincare Holdings, Inc. *	7,500	241,650
Psychiatric Solutions, Inc. *	37,380	1,309,048

Total Health Care Providers & Services		2,707,787

HOME BUILDERS—0.1%
M/I Homes, Inc.	2,400	45,480

HOME FURNISHINGS—1.2%
DTS, Inc.*	21,925	626,836
Hooker Furniture Corp.	10,800	180,576

Total Home Furnishings		807,412

HOUSEHOLD PRODUCTS—0.8%
American Greetings Corp., Class A	18,900	280,098
CSS Industries, Inc.	8,400	237,552

Total Household Products		517,650

INSURANCE—5.4%
American Equity Investment Life Holding Co.	19,300	168,682
Harleysville Group, Inc.	13,800	491,694
Horace Mann Educators Corp.	25,600	354,816
IPC Holdings Ltd	16,600	532,860
Montpelier Re Holdings Ltd	22,700	356,390
Presidential Life Corp.	13,700	219,748
Safety Insurance Group, Inc.	9,700	411,959
Selective Insurance Group	14,000	302,400
StanCorp Financial Group, Inc.	7,300	360,547
Zenith National Insurance Corp.	11,600	399,156

Total Insurance		3,598,252

INTERNET—1.3%
Constant Contact, Inc. *	15,748	280,629
United Online, Inc.	11,400	123,804
Vocus, Inc. *	13,169	468,685

Total Internet		873,118

LEISURE TIME—0.8%
Callaway Golf Co.	16,600	210,488
Nautilus, Inc.	7,300	35,624
Polaris Industries, Inc.	7,400	316,720

Total Leisure Time		562,832

MACHINERY—3.2%
Bucyrus International, Inc.	6,363	445,474
Cascade Corp.	2,400	105,312
Gerber Scientific, Inc. *	25,000	296,750

Nordson Corp.	8,829	623,857
Wabtec Corp.	12,247	679,708

Total Machinery		2,151,101

MEDIA—1.3%
AH Belo Corp., Class A	2,440	13,176
Belo Corp., Class A	18,700	126,973
Dolan Media Co. *	13,750	290,263
Journal Communications, Inc., Class A	47,300	224,675
Sinclair Broadcast Group, Inc., Class A	29,500	225,085

Total Media		880,172

METAL FABRICATE / HARDWARE—1.4%
Mueller Industries, Inc.	14,200	364,514
Timken Co.	12,500	412,750
Worthington Industries, Inc.	10,500	186,270

Total Metal Fabricate / Hardware		963,534

METALS & MINING—0.5%
Compass Minerals International, Inc.	4,674	353,354

MISCELLANEOUS MANUFACTURING—0.8%
A.O. Smith Corp.	11,000	436,700
Griffon Corp. *	12,100	121,605

Total Miscellaneous Manufacturing		558,305

MUTUAL FUND—2.4%
iShares Russell 2000 Growth Index Fund	20,884	1,615,377

OFFICE/BUSINESS EQUIPMENT—1.5%
IKON Office Solutions, Inc.	38,000	543,400
Knoll, Inc.	28,200	435,408

Total Office/business Equipment		978,808

OIL & GAS—5.1%
Alon USA Energy, Inc.	17,800	152,724
Arena Resources, Inc. *	4,958	202,832
BPZ Resources, Inc. *	8,669	156,475
Carrizo Oil & Gas, Inc. *	5,589	281,350
GMX Resources, Inc. *	4,317	253,408
Grey Wolf, Inc. *	48,400	413,336
Hercules Offshore, Inc. *	6,837	170,720
Holly Corp.	8,200	234,356
Parallel Petroleum Corp. *	18,847	308,714
Patterson-UTI Energy, Inc.	7,388	209,967
Penn Virginia Corp.	4,057	246,463
Quest Resource Corp. *	18,082	165,993
Rex Energy Corp. *	9,296	184,990
Swift Energy Co. *	5,600	284,592
Tesoro Corp.	6,900	106,536

Total Oil & Gas		3,372,456

OIL & GAS SERVICES—2.1%
Allis-Chalmers Energy, Inc. *	9,200	141,404
Dril-Quip, Inc. *	3,482	188,515
North American Energy Partners, Inc. *	10,699	193,545
Oil States International, Inc. *	3,500	192,080
SEACOR Holdings, Inc. *	4,000	334,680
T-3 Energy Services, Inc. *	4,658	319,399

Total Oil & Gas Services		1,369,623

PHARMACEUTICALS—3.0%
BioMarin Pharmaceutical, Inc. *	10,450	340,148
Onyx Pharmaceuticals, Inc. *	7,390	299,295
Par Pharmaceutical Cos., Inc. *	9,700	167,810
Perrigo Co.	9,097	320,487
Savient Pharmaceuticals, Inc. *	10,565	280,818
United Therapeutics Corp. *	5,169	586,112

Total Pharmaceuticals		1,994,670

REAL ESTATE INVESTMENT TRUSTS—2.2%
Anthracite Capital, Inc.	21,300	134,616
HRPT Properties Trust	31,700	222,217
JER Investors Trust, Inc.	28,400	170,968
LTC Properties, Inc.	6,900	201,687

Medical Properties Trust, Inc.	12,000	133,080
Newcastle Investment Corp.	2,400	14,592
One Liberty Properties, Inc.	17,300	294,100
RAIT Investment Trust	16,300	108,395
Sunstone Hotel Investors, Inc.	16,900	218,686

Total Real Estate Investment Trusts		1,498,341

RETAIL—3.9%
Aeropostale, Inc. *	11,114	358,427
Barnes & Noble, Inc.	9,700	229,502
Bob Evans Farms, Inc.	4,600	131,744
Buckle, Inc./The	6,515	335,327

Cato Corp./The Class A	18,700	334,543
CBRL Group, Inc.	12,700	306,959
Foot Locker, Inc.	34,200	515,052
Rex Stores Corp. *	1,200	14,724
Ruby Tuesday, Inc.	23,400	160,992
Sonic Automotive, Inc., Class A	8,900	89,623
Stage Stores, Inc.	10,200	151,164

Total Retail		2,628,057

SEMICONDUCTORS—2.9%
Asyst Technologies, Inc. *	60,400	261,532
AuthenTec, Inc. *	10,604	81,015
Entegris, Inc. *	27,800	175,974
Intergrated Device Technology, Inc. *	23,100	231,462
Micrel, Inc.	35,000	333,200
Microsemi Corp. *	18,862	489,657
Photronics, Inc. *	19,800	84,150
Rubicon Technology, Inc. *	9,280	120,640
Skyworks Solutions, Inc. *	18,700	176,902

Total Semiconductors		1,954,532

SOFTWARE—3.8%
Ansys, Inc. *	13,808	633,510
Concur Technologies, Inc. *	6,925	285,449
CSG Systems International, Inc. *	22,600	400,924
SkillSoft Plc. ADR *	42,974	440,484
Solera Holdings, Inc. *	11,366	329,500
Sybase, Inc. *	5,087	170,974
Taleo Corp., Class A *	16,332	306,062

Total Software		2,566,903

TELECOMMUNICATIONS—2.1%
3Com Corp. *	82,700	155,476
Atheros Communications, Inc. *	12,516	387,996
Black Box Corp.	4,300	127,710
IPG Photonics Corp. *	12,068	214,328
RF Micro Devices, Inc. *	35,300	115,431
Switch & Data Facilities Co., Inc. *	23,221	390,809

Total Telecommunications		1,391,750

THRIFTS & MORTGAGE FINANCE—0.2%
Flagstar Bancorp, Inc.	20,600	91,464
PFF Bancorp, Inc.	8,800	9,592

Total Thrifts & Mortgage Finance		101,056

TRANSPORTATION—5.9%
Arkansas Best Corp.	13,800	512,532
Con-way, Inc.	18,686	944,764
Genesee & Wyoming, Inc., Class A *	18,181	735,785
Landstar System, Inc.	7,936	401,403
Overseas Shipholding Group, Inc.	3,600	283,500
Pacer International, Inc.	15,800	375,092
Ryder System, Inc.	7,200	474,912
Saia, Inc. *	11,600	203,000

Total Transportation		3,930,988

TRUCKING & LEASING—0.7%
GATX Corp.	9,700	441,059

Total Common Stocks (Cost $67,803,940)		65,549,713

	Par Value
MONEY MARKET FUND—3.6%
Dreyfus Cash Management Fund, Institutional Shares, 2.53% (7)	$86,431	86,431
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8)	2,318,720	2,318,720

Total Money Market Fund (Cost $2,405,151)		2,405,151

Total Investments—101.7% (Cost $70,209,091)		67,954,864

Other assets less liabilities—(1.7%)		(1,114,843)

Total Net Assets—100.0%		$66,840,021

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$67,954,864	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$67,954,864	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB SMALL CAP GROWTH FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

Description	Number of Shares	Market Value
COMMON STOCKS—97.6%
AIRLINES—0.5%
UAL Corp.	114,000	$947,340

APPAREL—1.2%
Skechers U.S.A Inc. Class A *	54,500	1,030,050
Warnaco Group, Inc./The *	19,500	818,025
Wolverine World Wide, Inc.	18,000	481,140

Total Apparel		2,329,215

AUTO PARTS & EQUIPMENT—0.7%
Titan International, Inc.	29,500	1,363,195

BIOTECHNOLOGY—4.0%
Alexion Pharmaceuticals, Inc. *	19,500	1,828,125
Charles River Laboratories International, Inc. *	20,000	1,329,200
Cougar Biotechnology, Inc. *	16,000	538,400
Martek Biosciences Corp. *	26,000	977,860
Myriad Genetics, Inc. *	20,500	1,363,250
OSI Pharmaceuticals, Inc. *	29,000	1,526,270

Total Biotechnology		7,563,105

CHEMICALS—1.9%
CF Industries Holdings, Inc.	12,900	2,108,634
Intrepid Potash, Inc. *	27,500	1,520,750

Total Chemicals		3,629,384

COAL—2.4%
Patriot Coal Corp. *	12,000	1,513,800
Walter Industries Inc.	28,000	2,936,360

Total Coal		4,450,160

COMMERCIAL SERVICES—8.2%
AMN Healthcare Services, Inc. *	40,000	756,000
Capella Education Co. *	20,000	1,044,000
Corinthian Colleges, Inc. *	97,500	1,535,625
Cross Country Healthcare, Inc. *	42,000	669,900
FTI Consulting, Inc. *	12,000	853,920
Geo Group, Inc./The *	40,000	961,600
Global Payments, Inc.	17,000	752,930
Healthcare Services Group	58,000	963,380
Hill International, Inc. *	55,000	932,250
Parexel International Corp. *	73,500	2,148,405
Quanta Services, Inc. *	17,000	524,960
Ritchie Bros. Auctioneers, Inc.	35,500	926,905
Success Factors Inc. *	69,500	731,835
TNS Inc. *	41,300	941,640
Watson Wyatt Worldwide, Inc.	16,500	956,010
Wright Express Corp. *	30,000	796,500

Total Commercial Services		15,495,860

COMPUTERS—2.5%
Caci International, Inc., Class A *	28,500	1,281,360
MICROS Systems, Inc. *	42,000	1,330,560
Synaptics, Inc. *	20,000	964,400
Xyratex Ltd. *	71,000	1,052,220

Total Computers		4,628,540

DIVERSIFIED FINANCIAL SERVICES—3.3%
Affiliated Managers Group, Inc. *	17,500	1,512,000
IntercontinentalExchange, Inc. *	15,700	1,566,860
Nasdaq OMX Group*	51,800	1,438,486
Stifel Financial Corp. *	41,500	1,747,565

Total Diversified Financial Services		6,264,911

ELECTRICAL COMPONENTS & EQUIPMENT—0.3%
American Superconductor Corp. *	15,300	604,197

ELECTRONICS—3.0%
Arrow Electronics, Inc. *	46,000	1,482,120
FEI Co. *	30,000	757,500
Itron, Inc. *	8,000	738,640
OYO Geospace Corp. *	8,500	399,670
Rofin-Sinar Technologies Inc. *	38,500	1,303,610
Woodward Governor Co.	20,000	900,000

Total Electronics		5,581,540

ENERGY-ALTERNATE SOURCES—1.2%
Energy Conversion Devices, Inc. *	11,000	769,230
Evergreen Solar, Inc. *	156,000	1,457,040

Total Energy-alternate Sources		2,226,270

ENGINEERING & CONSTRUCTION—0.7%
KHD Humboldt Wedag International Ltd *	21,000	556,710
Layne Christensen Co. *	16,000	730,720

Total Engineering & Construction		1,287,430

ENTERTAINMENT & LEISURE—0.5%
Bally Technologies, Inc. *	28,000	890,120

ENVIRONMENTAL CONTROL—0.9%
Clean Harbors Inc. *	11,000	858,440
EnergySolutions, Inc.	41,500	851,165

Total Environmental Control		1,709,605

HEALTH CARE - PRODUCTS—8.1%
Angiodynamics, Inc. *	51,000	809,880
Cepheid, Inc. *	41,300	707,056
Conmed Corp. *	25,000	759,750
Cyberonics, Inc. *	18,000	497,160
Haemonetics Corp. *	16,500	957,990
Idexx Laboratories, Inc. *	9,600	513,600
Immucor, Inc. *	30,000	903,900
Luminex Corp. *	66,000	1,452,000
Masimo Corp. *	25,500	963,135
Natus Medical, Inc. *	35,000	812,350
NuVasive, Inc. *	30,000	1,685,100
Resmed, Inc. *	13,000	491,660
SonoSite, Inc. *	34,000	1,113,840
STERIS Corp.	43,000	1,469,310
Symmetry Medical, Inc. *	52,000	868,920
TranS1, Inc. *	55,000	509,300
Wright Medical Group, Inc. *	24,000	755,760

Total Health Care - Products		15,270,711

HEALTH CARE PROVIDERS & SERVICES—3.5%
Amedisys, Inc. *	29,000	1,859,480
Covance, Inc. *	10,000	918,000

Icon Plc. ADR *	18,000	1,446,120
LHC Group, Inc. *	20,000	560,400
Pediatrix Medical Group, Inc. *	16,500	802,725
Psychiatric Solutions, Inc. *	26,000	910,520

Total Health Care Providers & Services		6,497,245

HOUSEHOLD PRODUCTS—0.5%
Tupperware Brands Corp.	26,000	1,014,000

INTERNET—6.7%
Akamai Technologies, Inc. *	30,500	711,870
AsiaInfo Holdings, Inc. *	105,000	1,445,850
Cybersource Corp. *	60,000	1,065,000
Digital River, Inc. *	25,000	997,250
Earthlink, Inc. *	118,000	1,062,000
F5 Networks, Inc. *	18,000	524,700
GSI Commerce, Inc. *	100,000	1,524,000
NetFlix, Inc. *	31,500	973,035
Perfect World Co. Ltd. ADR *	42,500	1,124,550
Shanda Interactive Entertainment Ltd. ADR *	42,000	1,084,860
Sohu.com, Inc. *	17,500	1,320,900
TIBCO Software, Inc. *	85,000	697,850

Total Internet		12,531,865

IRON / STEEL—2.0%
Cleveland-Cliffs, Inc.	35,500	3,848,555

LEISURE TIME—0.4%
WMS Industries, Inc. *	27,000	760,860

MACHINERY—4.9%
AGCO Corp. *	18,000	1,077,300
Bucyrus International, Inc.	32,500	2,275,325
Chart Industries, Inc. *	26,500	1,402,380
Joy Global, Inc.	31,500	2,274,930
Lindsay Corp.	15,000	1,384,050
Wabtec Corp.	14,000	777,000

Total Machinery		9,190,985

METAL FABRICATE / HARDWARE—0.2%
Kaydon Corp.	9,000	426,780

METALS & MINING—1.1%
Eldorado Gold Corp. *	148,000	1,206,200
Franco-Nevada Corp.	39,000	831,090

Total Metals & Mining		2,037,290

MISCELLANEOUS MANUFACTURING—0.8%
Harsco Corp.	26,000	1,406,600

OIL & GAS—3.5%
Atwood Oceanics, Inc. *	11,500	527,965
Cabot Oil And Gas Corp.	39,500	1,738,395
Comstock Resources, Inc. *	15,000	915,150
Plains Exploration & Production Co. *	31,000	1,735,070
Rex Energy Corp. *	52,000	1,034,800
Rowan Cos., Inc.	16,500	656,700

Total Oil & Gas		6,608,080

OIL & GAS SERVICES—3.1%
Complete Production Services, Inc. *	42,500	1,353,200
Dawson Geophysical Co. *	8,500	557,855

Dril-Quip, Inc. *	17,000	920,380
Lufkin Industries, Inc.	8,500	758,200
Oceaneering International, Inc. *	11,000	667,040
T-3 Energy Services, Inc. *	11,000	754,270
Willbros Group, Inc. *	20,000	751,600

Total Oil & Gas Services		5,762,545

PHARMACEUTICALS—7.4%
Allos Therapeutics, Inc. *	63,500	610,235
Auxilium Pharmeceuticals, Inc. *	21,000	779,100
BioMarin Pharmaceutical, Inc. *	45,300	1,474,515
Cephalon, Inc. *	10,000	731,600
Cubist Pharmaceuticals, Inc. *	30,000	679,800
CV Therapeutics, Inc. *	50,000	468,500
Isis Pharmaceuticals, Inc. *	52,000	890,760
Medicines Co. *	54,300	1,206,003
Onyx Pharmaceuticals, Inc. *	20,000	810,000
Perrigo Co.	27,000	951,210
Rigel Pharmaceuticals, Inc. *	18,500	470,640
Savient Pharmaceuticals, Inc. *	33,000	877,140
United Therapeutics Corp. *	17,500	1,984,325
Valeant Pharmaceuticals International *	35,000	599,200
Vivus, Inc. *	95,000	800,850
XenoPort Inc. *	13,800	632,316

Total Pharmaceuticals		13,966,194

REAL ESTATE INVESTMENT TRUSTS—0.8%
Digital Realty Trust, Inc.	35,000	1,501,850

RETAIL—5.5%
Aeropostale, Inc. *	26,500	854,625
Big Lots, Inc. *	30,000	913,800
Burger King Holdings Inc.	50,000	1,341,500
Childrens Place Retail Stores, Inc./The *	21,000	799,050
Coldwater Creek, Inc. *	135,000	880,200
Dress Barn Inc. *	33,000	532,290
Panera Bread Co., Class A *	25,000	1,252,500
Ross Stores, Inc.	23,500	892,060
Tiffany & Co.	23,500	888,065
Titan Machinery Inc. *	40,000	1,096,800
Urban Outfitters, Inc. *	28,500	940,785

Total Retail		10,391,675

SEMICONDUCTORS—3.6%
Formfactor, Inc. *	46,500	809,100
Lam Research Corp. *	24,000	789,360
MEMC Electronic Materials, Inc. *	35,000	1,617,350
Microsemi Corp. *	40,500	1,051,380
Monolithic Power Systems, Inc. *	33,000	717,750
ON Semiconductor Corp. *	87,000	816,930
PMC-Sierra, Inc. *	129,500	937,580

Total Semiconductors		6,739,450

SOFTWARE—6.1%
Activision Blizzard, Inc. *	36,000	1,295,280
Allscripts Healthcare Solutions, Inc. *	52,500	632,625
Ansys, Inc. *	17,500	802,900
Cerner Corp. *	17,500	781,550
Informatica Corp. *	80,000	1,295,200
Mantech International Corp., Class A *	11,000	614,240

MedAssets, Inc. *	27,500	415,800
Nuance Communications, Inc. *	75,000	1,164,000
Parametric Technology Corp. *	57,500	1,113,775
Phase Forward, Inc. *	35,000	644,000
Solera Holdings, Inc. *	25,000	724,750
Sybase, Inc. *	30,500	1,025,105
Take-Two Interactive Software, Inc. *	44,000	1,003,200

Total Software		11,512,425

TELECOMMUNICATIONS—3.2%
Adtran, Inc.	48,800	1,091,168
Atheros Communications, Inc. *	24,500	759,500
Ciena Corp. *	59,300	1,225,731
Harmonic, Inc. *	152,500	1,187,975
Harris Corp.	27,500	1,324,125
RF Micro Devices, Inc. *	124,500	407,115

Total Telecommunications		5,995,614

TOYS/GAMES/HOBBIES—0.5%
Marvel Entertainment, Inc. *	30,000	1,041,000

TRANSPORTATION—3.8%
DryShips, Inc.	11,000	848,430
Genesee & Wyoming, Inc., Class A *	24,000	971,280
Hub Group, Inc., Class A *	21,500	835,490
JB Hunt Transport Services, Inc.	29,500	1,090,910
Ryder System, Inc.	21,000	1,385,160
Tidewater, Inc.	16,000	959,040
Viterra, Inc. *	92,000	1,113,200

Total Transportation		7,203,510

WATER UTILITIES—0.6%
Cascal NV *	107,500	1,171,750

Total Common Stocks (Cost $174,982,689)		183,849,856

WARRANTS—0.0%
BIOTECHNOLOGY—0.0%
Calypte Biomedical Corp., Expires 5/28/09 *(9)(12)	488,542	0

COMPUTERS—0.0%
On Track Innovations Ltd., Expires 4/29/09 at $13.97 *(9)	87,000	0

Total Warrants (Cost $0)		0

	Par Value
MONEY MARKET FUND—2.1%
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8) (Cost $3,895,540)	$3,895,540	3,895,540

Total Investments—99.7% (Cost $178,878,229)		187,745,396

Other assets less liabilities—0.3%		639,519

Total Net Assets—100.0%		$188,384,915

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$187,745,396	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$187,745,396	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

MTB INTERNATIONAL EQUITY FUND

PORTFOLIO OF INVESTMENTS

July 31, 2008 (unaudited)

DESCRIPTION	NUMBER OF SHARES	MARKET VALUE
COMMON STOCKS—98.9%
Australia—5.3%
Adelaide Brighton Ltd.	24,611	$80,315
AGL Energy Ltd.	5,044	63,328
Amcor Ltd.	101,400	499,368
APA Group	10,939	30,670
ASX Ltd.	1	32
Australia & New Zealand Banking Group Ltd.	26,894	403,937
Australian Infrastructure Fund	21,943	45,595
Babcock & Brown Japan Property Trust	32,684	23,097
Babcock & Brown Ltd	7,131	43,646
BHP Billiton Ltd.	72,851	2,721,011
BlueScope Steel Ltd.	63,270	686,520
Boart Longyear Group	26,945	51,429
Centro Properties Group	50,752	12,554
Challenger Financial Services Group Ltd.	19,049	41,668
Commonwealth Bank of Australia	14,267	525,819
CSL Ltd.	6,682	216,979
DUET Group	15,845	43,873
Emeco Holdings Ltd	37,733	39,332
Flight Centre Ltd.	1,854	31,656
Fortescue Metals Group Ltd *	7,489	60,387
Goodman Fielder Ltd	256,968	315,879
Goodman Group	7,942	18,787
GUD Holdings Ltd.	8,368	52,199
Gunns Ltd.	12,101	26,794
Incitec Pivot Ltd.	672	102,422
Lion Nathan Ltd.	10,361	85,763
Macmahon Holdings Ltd	11,213	17,797
Macquarie CountryWide Trust	74,537	61,554
Macquarie DDR Trust	213,192	49,935
Macquarie Group Ltd.	2,859	135,135
Macquarie Media Group, Ltd.	19,918	66,242
Macquarie Office Trust	169,797	143,530
Minara Resources Ltd.	20,700	37,363
National Australia Bank Ltd.	23,832	542,724
Newcrest Mining Ltd.	3,535	98,186
Octaviar Ltd. (9)	33,162	30,913
OneSteel Ltd.	7,850	49,413
Origin Energy Ltd.	8,080	120,195
Panoramic Resources Ltd	22,339	49,427
PMP Ltd.	16,630	15,443
Qantas Airways Ltd.	160,377	493,269
QBE Insurance Group Ltd.	6,602	140,271
Rio Tinto Ltd.	14,123	1,630,726
Santos Ltd.	15,722	265,250
Sigma Pharmaceuticals Ltd	386,000	360,556
Sims Group Ltd.	1,619	50,396
Sonic Healthcare Ltd	1,829	23,718
SP AusNet	81,674	87,423
ST George Bank Ltd.	4,018	103,233
Stockland	6,202	26,588
Suncorp-Metway Ltd.	17,293	214,829
TABCORP Holdings Ltd.	10,054	81,263

Tatts Group Ltd	8,207	18,830
Telstra Corp., Ltd.	67,880	285,404
Valad Property Group	85,476	43,928
Wesfarmers Ltd	1,389	44,588
Wesfarmers Ltd.	10,751	344,851
Westfield Group	12,205	183,389
Westpac Banking Corp.	14,718	293,456
Woodside Petroleum Ltd.	18,535	927,488
Woolworths Ltd.	8,741	205,300

Total Australia		13,465,673

Austria—0.9%
Erste Group Bank AG	25,045	1,607,213
Raiffeisen International Bank Holding AG	3,707	462,441
Voestalpine AG	4,700	308,538

Total Austria		2,378,192

Belgium—0.4%
Colruyt SA	1,035	288,007
Fortis	31,688	447,766
Fortis (Strip VVPR)*(9)	16,244	253
Tessenderlo Chemie NV	4,201	202,125

Total Belgium		938,151

Bermuda—0.4%
Frontline Ltd.	13,850	867,365
Jardine Matheson Holdings	800	25,192

Total Bermuda		892,557

Brazil—1.9%
Banco Itau Holding Financeira SA ADR	38,788	826,184
Cia de Saneamento Basico do Estado de Sao Paulo	17,489	433,903
Cia de Saneamento Basico do Estado de Sao Paulo ADR	3,600	180,360
Cia Vale do Rio Doce ADR	44,484	1,335,855
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA, Preferred Class B	14,100	336,679
Petroleo Brasileiro SA ADR	21,165	1,183,335
Sadia SA	62,800	459,082

Total Brazil		4,755,398

Canada—3.6%
AGF Management Ltd, Class B	17,800	381,398
Atco Ltd-Class I	5,200	258,184
BCE, Inc.	12,810	487,154
Biovail Corp.*	30,400	305,796
Cameco Corp.	38,862	1,396,312
Canadian Imperial Bank of Commerce*	7,900	478,189
Empire Co., Ltd., Class A	8,900	389,829
Fairfax Financial Holdings Ltd.	2,200	563,563
Laurentian Bank of Canada	11,300	463,499
Magna International Inc. *	7,000	412,501
Manulife Financial Corp.	31,122	1,146,223
Methanex Corp. *	11,600	311,879
National Bank of Canada	7,300	356,463
Rogers Communications Inc. Class B*	20,144	680,483
Sun Life Financial, Inc.	9,100	353,709
Suncor Energy, Inc.	21,878	1,192,351

Total Canada		9,177,533

China—1.9%
China Communications Construction Co., Ltd., Class H	349,000	649,715
China Merchants Bank Co., Ltd., Class H	187,000	677,337
China Petroleum & Chemical Corp., Class H	812,000	852,128

Chongqing Iron & Steel Co., Ltd., Class H	910,000	366,968
Focus Media Holding Ltd., ADR *	37,417	1,111,659
Foxconn International Holdings Ltd. *	768,000	725,718
PetroChina Co. Ltd., ADR	500	66,730
PetroChina Co. Ltd., H Shares	224,000	299,082
Tingyi Cayman Islands Holding Corp.	18,000	21,644

Total China		4,770,981

Colombia—0.1%
BanColombia SA ADR	10,700	360,911

Czech Republic—0.1%
Unipetrol	24,300	338,512

Denmark—2.0%
A P Moller - Maersk A/S	44	511,162
Carlsberg AS, Class B	4,800	389,429
Danisco AS	3,300	225,081
Danske Bank A/S	11,600	327,660
FLSmidth & Co A/S	3,150	305,448
H Lundbeck A/S	23,100	586,019
Novo-Nordisk A/S B Shares	12,050	766,600
Sydbank A/S	5,600	213,020
TrygVesta A/S	200	14,555
Vestas Wind Systems A/S *	12,307	1,617,949

Total Denmark		4,956,923

Finland—0.4%
Kone OYJ, Class B	5,606	168,870
Konecranes Oyj	12,236	486,936
Outotec OYJ	2,930	150,139
Rautaruukki OYJ	5,600	211,221

Total Finland		1,017,166

France—7.8%
Alstom SA	7,241	815,825
Arkema	60	3,039
BNP Paribas	7,800	774,477
Casino Guichard Perrachon SA	8,949	890,059
Cie de Saint-Gobain	4,200	261,077
Compagnie Generale des Etablissements Michelin-B Shares	2,900	190,238
Credit Agricole SA	13,000	278,552
Electricite de France	10,730	930,364
European Aeronautic Defence And Space Company NV	21,256	399,442
Eutelsat Communications	16,433	457,124
France Telecom SA	69,023	2,191,553
Gdf Suez	8,301	518,752
Gemalto NV *	8,698	327,777
Groupe Danone	9,197	680,356
Iliad SA	13,584	1,498,108
Ingenico	2,687	72,549
Lafarge SA	2,656	360,881
LVMH Moet Hennessy Louis Vuitton SA	6,855	756,461
Peugeot SA	17,631	857,017
Rallye SA	4,600	222,186
Sanofi-Aventis SA	19,253	1,351,160
Societe Generale	1,500	139,656
Thales SA	4,200	237,070
Total SA	42,563	3,263,261
UBISOFT Entertainment *	5,780	571,286
Valeo SA	7,400	238,285
Vivendi	34,888	1,458,219

Total France		19,744,774

Germany—7.1%
Adidas AG	25,676	1,576,726
Aixtron AG	3,545	32,118
Allianz SE	1,250	211,993
BASF SE	32,431	2,056,353
Bayer AG	10,981	949,074
Bayerische Motoren Werke AG	4,800	215,479
Daimler AG	21,042	1,220,926
Deutsche Bank AG	7,600	705,898
Deutsche Boerse AG	9,611	1,095,862
E.ON AG	9,189	1,753,345
Fresenius Medical Care AG & Co KGaA	7,116	393,411
Fresenius SE	2,960	241,033
Hannover Rueckversicherung AG	11,621	555,568
iShares MSCI EAFE Index Fund	5,721	379,817
Kloeckner & Co. SE	5,086	255,145
Lanxess AG	4,334	167,988
MAN AG	7,886	795,237
MTU Aero Engines Holding AG	14,983	465,092
Muenchener Rueckversicherungs AG	3,700	616,249
Q-Cells AG *	7,253	711,213
RWE AG	5,367	643,703
SAP AG	6,369	370,884
SAP AG ADR	17,595	1,017,167
ThyssenKrupp AG	13,500	755,321
Wacker Chemie AG	3,607	746,540

Total Germany		17,932,142

Greece—1.0%
Alpha Bank AE	15,460	455,804
Hellenic Exchanges SA Holding Clearing Settlement and Registry	791	11,143
Hellenic Petroleum SA	23,400	307,349
Mytilineos Holdings SA	11,671	142,399
National Bank of Greece SA	31,967	1,523,100

Total Greece		2,439,795

Hong Kong—2.9%
Agile Property Holdings Ltd.	1,092,000	1,015,131
Bank of East Asia Ltd.	3,600	17,349
BOC Hong Kong Holdings Ltd.	124,500	313,837
Champion REIT	220,000	104,831
Cheung Kong Holdings Ltd.	4,000	56,242
Cheung Kong Infrastructure Holdings Ltd	13,000	57,412
Citic Pacific Ltd.	73,000	279,440
CLP Holdings Ltd.	12,500	102,543
Esprit Holdings Ltd.	138,300	1,478,179
Giordano International Ltd.	172,000	70,030
Hang Seng Bank Ltd.	7,900	155,300
Hong Kong Exchanges And Clearing Ltd.	6,300	93,243
HongKong Electric Holdings	43,000	248,728
HSBC Holdings Plc.	3,600	59,250
Hutchison Whampoa Ltd.	28,000	262,820
Jardine Strategic Holdings Ltd.	4,000	68,800
Kingboard Chemical Holdings Ltd.	123,500	592,327
Li & Fung Ltd.	204,000	692,813
Link REIT/The	4,000	8,966
Midland Holdings Ltd.	152,000	79,432
New World China Land Ltd.	60,400	27,856
New World Development Ltd.	17,000	31,829
NWS Holdings Ltd.	33,000	70,772
Pacific Basin Shipping Ltd.	348,000	488,502

PCCW Ltd.	51,000	32,177
Sun Hung Kai & Co., Ltd.	26,000	21,728
Sun Hung Kai Properties Ltd.	8,000	119,361
Swire Pacific Ltd., Class A	26,000	276,713
Texwinca Holdings Ltd.	106,000	93,333
VTech Holdings Ltd.	76,000	462,985
Wharf Holdings Ltd.	7,000	30,995

Total Hong Kong		7,412,924

Hungary—0.1%
OTP Bank Nyrt	7,000	323,345

India—0.6%
HDFC Bank Ltd., ADR	9,153	715,582
Infosys Technologies Ltd., ADR	22,417	883,006

Total India		1,598,588

Ireland—0.8%
Anglo Irish Bank Corp., Plc	43,712	347,982
Governor & Co of the Bank of Ireland/The	37,722	313,701
Governor & Co of the Bank of Ireland/The	27,500	232,384
Irish Life & Permanent Plc.	38,000	305,699
Kerry Group Plc., A Shares	13,354	370,165
Paddy Power Plc.	11,308	314,405

Total Ireland		1,884,336

Israel—0.4%
Bank Hapoalim BM	41,800	173,261
Teva Pharmaceutical Industries Ltd., ADR	19,516	875,097

Total Israel		1,048,358

Italy—2.8%
A2A SpA	94,911	342,784
Banco Popolare SC	12,600	226,286
Enel SpA	101,993	945,128
ENI SpA	74,791	2,529,960
Fiat SpA	49,682	849,569
Finmeccanica SpA	13,700	404,484
Intesa Sanpaolo SpA	59,808	337,019
Milano Assicurazioni SpA	19,800	101,258
Prysmian SpA	14,549	361,412
Saipem SpA	24,565	949,921

Total Italy		7,047,821

Japan—16.6%
Acom Co., Ltd.	5,500	160,480
ADEKA Corp.	5,900	46,262
Alpine Electronics, Inc.	17,800	188,015
Alps Electric Co., Ltd.	16,500	168,619
Amada Co., Ltd.	27,000	183,330
Aoyama Trading Co., Ltd.	3,000	52,393
Asahi Breweries Ltd.	11,200	209,635
Asahi Kasei Corp.	63,000	321,932
Astellas Pharma, Inc.	8,500	367,562
Autobacs Seven Co., Ltd.	2,300	57,655
Bank of Yokohama Ltd./The	25,000	160,281
Bridgestone Corp.	8,300	134,944
Brother Industries Ltd.	52,700	663,740
Canon, Inc.	13,700	626,036
Central Glass Co., Ltd.	59,000	233,464
Central Japan Railway Co.	31	314,974
Chiba Bank Ltd./The	12,000	80,060

Chubu Electric Power Co., Inc.	6,200	148,565
Chugoku Electric Power Co., Inc./The	3,900	83,525
Cosmo Oil Co., Ltd.	51,000	157,216
Dai Nippon Printing Co., Ltd.	17,000	233,815
Daihatsu Motor Co., Ltd.	19,000	225,303
Daiwa Securities Group, Inc.	7,000	60,467
Denso Corp.	25,900	671,768
Dentsu Inc.	34	75,007
East Japan Railway Co.	25	195,646
EDION Corp.	9,200	82,226
Eizo Nanao Corp.	12,300	243,279
Fanuc Ltd.	8,100	636,419
Foster Electric Co., Ltd.	3,100	55,300
Fuji Heavy Industries Ltd.	104,300	559,122
FUJIFILM Holdings Corp.	3,500	109,662
Fujitsu Ltd.	53,000	385,627
Futaba Industrial Co., Ltd.	2,700	52,841
H2O Retailing Corp.	14,000	90,524
Hisamitsu Pharmaceutical Co., Inc.	2,700	112,789
Hitachi Capital Corp.	12,900	228,645
Hitachi Chemical Co., Ltd	6,900	131,481
Hitachi Ltd.	48,000	343,582
Honda Motor Co., Ltd.	25,900	828,077
Inpex Holdings, Inc.	16	160,786
ITOCHU Corp.	7,000	68,658
JFE Holdings, Inc.	8,000	386,355
Joyo Bank Ltd./The	24,000	112,455
Kamigumi Co., Ltd.	10,000	73,190
Kansai Electric Power Co., Inc./The	14,400	334,403
Kawasaki Kisen Kaisha Ltd.	10,000	78,203
KDDI Corp.	35	200,582
Kikkoman Corp.	6,000	74,147
Komatsu Ltd.	18,000	443,702
Konica Minolta Holdings Inc	8,500	139,192
Kubota Corp.	37,000	233,755
KUREHA Corp.	41,000	225,072
Kyocera Corp.	700	60,357
Kyowa Exeo Corp.	51,000	482,556
Lawson, Inc.	2,100	108,616
Makita Corp.	2,700	92,523
Marubeni Corp.	114,000	830,227
Matsushita Electric Industrial Co., Ltd.	35,000	741,472
Mazda Motor Corp.	23,000	132,546
Ministop Co., Ltd.	13,000	292,512
Mitsubishi Chemical Holdings Corp.	35,000	208,314
Mitsubishi Corp.	25,500	739,447
Mitsubishi Electric Corp.	42,000	407,396
Mitsubishi Estate Co., Ltd.	6,000	143,761
Mitsubishi Materials Corp.	43,000	168,309
Mitsubishi Tanabe Pharma Corp.	16,000	207,814
Mitsubishi UFJ Financial Group Inc.	99,600	877,609
Mitsui & Co., Ltd.	23,000	477,656
Mitsui Fudosan Co., Ltd.	5,000	112,263
Mitsui Mining & Smelting Co., Ltd.	110,100	334,043
Mitsui O.S.K. Lines Ltd.	20,000	257,722
Mitsui Sumitomo Insurance Group Holdings Inc.	5,000	164,702
Mizuho Financial Group, Inc.	128	612,943
Morinaga Milk Industry Co., Ltd.	18,000	50,422
NGK Insulators Ltd.	47,000	677,979
NHK Spring Co., Ltd.	13,000	91,604

Nifco, Inc.	16,000	364,208
Nikon Corp.	10,000	292,675
Nintendo Co., Ltd.	2,900	1,398,438
Nippon Electric Glass Co., Ltd.	8,000	117,634
Nippon Express Co., Ltd.	30,000	136,483
Nippon Meat Packers, Inc.	8,000	126,609
Nippon Mining Holdings, Inc.	29,000	175,071
Nippon Oil Corp.	83,000	522,151
Nippon Paper Group, Inc.	41	115,499
Nippon Sheet Glass Co., Ltd.	32,000	130,387
Nippon Shokubai Co., Ltd.	11,000	75,895
Nippon Steel Corp.	77,000	437,708
Nippon Telegraph & Telephone Corp.	286	1,449,788
Nippon Yakin Kogyo Co., Ltd.	8,500	46,345
Nippon Yusen K.K.	26,000	220,914
Nissan Motor Co., Ltd.	94,900	729,724
Nisshin Seifun Group, Inc.	11,500	157,473
Nisshin Steel Co., Ltd.	62,000	191,672
Nisshinbo Industries, Inc.	11,000	132,549
Nitto Denko Corp.	1,300	37,186
NOF Corp	107,000	477,407
Nomura Holdings, Inc.	19,100	275,524
Nomura Real Estate Holdings, Inc.	4,900	98,698
NSK Ltd.	24,000	198,109
NTT Data Corp.	50	205,944
NTT DoCoMo, Inc.	719	1,158,987
Omron Corp.	6,700	116,896
ORIX Corp.	7,820	1,183,589
Osaka Gas Co., Ltd.	39,000	140,585
QP Corp.	7,900	72,684
Resona Holdings, Inc.	115	164,569
Ricoh Co., Ltd.	44,000	708,246
Secom Co., Ltd.	3,900	179,250
Seiko Epson Corp.	3,800	102,788
Seven & I Holdings Co., Ltd.	1,800	55,019
Shimachu Co., Ltd.	1,900	46,294
Shin-Etsu Chemical Co., Ltd.	19,700	1,206,384
Shinmaywa Industries Ltd.	24,000	86,231
Showa Shell Sekiyu K.K.	24,200	266,845
Sony Corp.	12,900	485,859
Sumitomo Bakelite Co., Ltd.	26,000	134,265
Sumitomo Corp.	62,300	837,874
Sumitomo Electric Industries Ltd.	14,300	173,910
Sumitomo Metal Mining Co., Ltd.	12,000	153,504
Sumitomo Mitsui Financial Group, Inc.	84	647,178
Sumitomo Realty & Development Co., Ltd.	7,000	142,635
Taisei Corp.	44,000	106,743
Taisho Pharmaceutical Co Ltd	5,000	103,358
Takeda Pharmaceutical Co., Ltd.	7,200	382,463
TDK Corp.	2,700	156,832
Tobu Railway Co., Ltd.	22,000	99,784
Tokio Marine Holdings, Inc.	9,800	365,742
Tokyo Electric Power Co., Inc./The	13,400	368,943
Toshiba Corp.	23,000	148,825
Tosoh Corp.	31,000	133,284
Toyo Suisan Kaisha Ltd.	4,000	100,583
Toyo Tire & Rubber Co., Ltd.	69,000	197,690
Toyota Motor Corp.	26,900	1,155,883
Ube Industries Ltd.	38,000	135,750
UNY Co., Ltd.	22,000	229,202

West Japan Railway Co.	35	165,837
Yamada Denki Co., Ltd.	11,500	776,713
Yamaha Corp.	8,300	170,658
Yamaha Motor Co., Ltd.	10,300	173,548
Yamato Kogyo Co., Ltd.	1,200	53,722
Yokohama Rubber Co., Ltd./The	58,000	281,121

Total Japan		41,967,925

Luxembourg—1.2%
ArcelorMittal	24,197	2,142,705
Millicom International Cellular SA	12,762	987,524

Total Luxembourg		3,130,229

Mexico—0.4%
Telefonos de Mexico SAB de CV	142,000	179,644
Telemex International SAB de CV *	142,000	97,602
Wal-Mart de Mexico SAB de CV, Series V ADR	16,789	683,408

Total Mexico		960,654

Netherlands—1.9%
Aegon NV	31,400	368,617
Imtech NV	7,947	175,823
ING Groep NV	49,267	1,610,538
Koninklijke Ahold NV	31,337	356,792
Koninklijke Boskalis Westminster NV	4,802	257,158
Koninklijke DSM NV	16,895	1,024,250
Koninklijke Philips Electronics NV	23,421	779,452
Koninklijke Philips Electronics NV	7,533	249,976
TNT NV	226	7,897

Total Netherlands		4,830,503

New Zealand—0.1%
Fisher & Paykel Appliances Holdings Ltd.	55,900	79,112
Nuplex Industries Ltd	1,657	6,660
Telecom Corp of New Zealand Ltd.	39,008	107,964

Total New Zealand		193,736

Norway—1.4%
Aker Yards ASA	25,900	326,635
Norsk Hydro ASA	14,000	176,111
Renewable Energy Corp., A/S *	33,283	966,655
StatoilHydro ASA	44,570	1,448,045
Telenor ASA	13,000	196,444
Yara International ASA	5,480	402,155

Total Norway		3,516,045

Poland—0.3%
Telekomunikacja Polska S.A.	61,600	681,713

Portugal—0.1%
Portugal Telecom, SGPS, SA	32,053	350,137

Russia—0.6%
Gazprom OAO ADR	16,206	780,731
MMC Norilsk Nickel ADR	40,000	844,000

Total Russia		1,624,731

Singapore—1.4%
CapitaCommercial Trust	34,000	47,452
Chartered Semiconductor Manufacturing Ltd. *	4,000	1,762
ComfortDelgro Corp., Ltd.	96,000	109,799
DBS Group Holdings Ltd.	10,000	139,669
Hong Leong Finance Ltd.	13,494	34,309
Jardine Cycle & Carriage Ltd.	14,000	177,904

Keppel Corp., Ltd.	102,200	786,178
Keppel Land Ltd.	198,000	703,762
MobileOne Ltd.	173,900	256,728
Neptune Orient Lines Ltd.	6,000	12,283
Oversea-Chinese Banking Corp.	30,000	184,244
Singapore Airlines Ltd.	55,074	606,212
Singapore Exchange Ltd.	4,000	19,801
Singapore Petroleum Co., Ltd.	54,000	251,296
Singapore Press Holdings Ltd.	4,000	11,771
Singapore Telecommunications Ltd.	33,600	87,714
SMRT Corp., Ltd.	46,000	59,784
Tat Hong Holdings Ltd.	22,000	25,341
United Overseas Bank Ltd.	2,000	28,397
UOL Group Ltd.	5,000	12,297
Wing Tai Holdings Ltd.	29,000	34,238

Total Singapore		3,590,941

South Africa—0.7%
Astral Foods Ltd.	16,800	211,280
MTN Group Ltd	55,699	965,380
Nedbank Group Ltd.	21,637	304,623
Telkom SA Ltd.	12,300	231,821

Total South Africa		1,713,104

South Korea—1.4%
Daishin Securities Co., Ltd.	12,200	241,678
Korea Exchange Bank	26,200	340,962
KT Corp.	3,100	127,671
LG Chem Ltd.	4,300	436,538
Nong Shim Co., Ltd.	1,700	378,886
Samsung Electronics Co., Ltd	1,200	667,963
Samsung Electronics Co., Ltd. GDR	3,501	975,527
SK Telecom Co Ltd	1,400	266,797

Total South Korea		3,436,022

Spain—4.8%
Banco Bilbao Vizcaya Argentaria SA	150,971	2,761,805
Banco Popular Espanol SA	11,000	120,446
Banco Santander SA	240,636	4,643,389
Bolsas y Mercados Espanoles	2,392	88,021
Mapfre SA	105,959	526,962
Repsol YPF SA	30,100	1,010,692
Tecnicas Reunidas SA	3,305	248,484
Telefonica, SA	77,887	2,029,058
Union Fenosa SA	24,656	660,585

Total Spain		12,089,442

Sweden—1.5%
Alfa Laval AB	29,700	462,311
Electrolux AB B Shares	35,600	428,479
Hennes & Mauritz AB B Shares	15,800	846,285
Nordea Bank AB	18,500	263,811
Scania AB B Shares	12,300	192,906
SKF AB B Shares	14,600	246,930
Swedbank AB A Shares	54,800	1,145,454
Volvo AB B Shares	19,900	239,868

Total Sweden		3,826,044

Switzerland—6.9%
ABB Ltd.	63,596	1,675,811
Baloise Holding AG	8,206	768,283
Compagnie Financiere Richemont SA	5,991	362,582

Credit Suisse Group AG	32,045	1,608,716
Helvetia Holding AG	800	298,249
Logitech International SA*	25,998	688,687
Nestle SA	50,152	2,197,942
Nobel Biocare Holding AG	24,246	745,769
Novartis AG	61,450	3,642,454
Roche Holding AG	11,168	2,062,378
Swatch Group AG/The Class B	2,326	538,761
Swiss Life Holdings AG	501	128,545
Swiss Reinsurance	9,400	583,764
Swisscom AG	2,000	645,440
Syngenta AG	2,477	722,007
Zurich Financial Services AG	2,618	687,835

Total Switzerland		17,357,223

Taiwan—0.5%
AU Optronics Corp., ADR	42,206	476,928
Chi Mei Optoelectronics Corp.	359,100	302,013
Compal Electronics, Inc.	374,000	359,498

Total Taiwan		1,138,439

Turkey—0.3%
Tupras Turkiye Petrol Rafine	10,800	292,787
Turk Sise ve Cam Fabrikalari AS	242,300	334,954

Total Turkey		627,741

United Kingdom—18.3%
Admiral Group Plc	36,678	670,282
Aegis Group Plc.	116,839	250,194
Alliance & Leicester Plc.	16,300	109,711
Anglo American Plc.	21,617	1,239,280
ARM Holdings Plc.	424,107	799,553
AstraZeneca Plc.	39,839	1,931,049
Atkins WS Plc	11,173	192,243
Autonomy Corp., Plc. *	68,381	1,441,656
Aviva Plc.	105,368	1,046,517
Barclays Plc	61,100	410,329
BG Group Plc.	12,911	291,713
BHP Billiton Plc.	33,837	1,129,196
BP Plc.	282,791	2,904,551
Bradford & Bingley Plc.	28,100	31,036
Brit Insurance Holdings Plc.	54,500	164,707
British American Tobacco Plc.	53,572	1,933,743
British Energy Group Plc.	39,700	574,237
British Sky Broadcasting Group Plc.	80,511	721,154
BT Group Plc.	108,900	366,161
Burberry Group Plc.	15,286	134,023
Centrica Plc.	134,264	832,700
Compass Group Plc.	57,381	413,213
Computacenter Plc.	115,600	292,389
Dairy Crest Group Plc.	13,900	107,874
Dimension Data Holdings Plc	228,670	224,898
Drax Group Plc	43,639	627,000
DSG International Plc.	114,200	100,623
Eurasian Natural Resources Corp. *	25,959	538,854
GKN Plc.	105,200	441,664
GlaxoSmithKline Plc.	98,180	2,285,729
HBOS Plc.	29,070	166,851
HSBC Holdings Plc.	45,928	759,891
ICAP Plc.	77,476	763,558

IMI Plc	43,600	377,993
Invensys Plc *	32,320	180,098
Lloyds TSB Group Plc.	293,422	1,712,951
Man Group, Plc	141,037	1,703,720
Michael Page International Plc.	165,024	839,871
Northumbrian Water Group Plc.	39,761	243,148
Old Mutual Plc.	45,300	86,399
Premier Farnell Plc	70,099	234,181
Premier Foods Plc.	67,000	115,026
Prudential Plc.	160,411	1,720,291
Reckitt Benckiser Group Plc.	14,622	799,789
Rio Tinto Plc.	6,205	650,727
Royal Bank of Scotland Group Plc.	255,714	1,070,059
Royal Dutch Shell Plc. A Shares	36,164	1,288,298
Royal Dutch Shell Plc. B Shares	101,941	3,590,918
Severn Trent Plc.	17,276	453,290
Smith & Nephew Plc.	68,184	727,085
Standared Chartered Plc.	4,540	138,092
Taylor Wimpey Plc.	20,200	15,679
Tesco Plc.	91,890	652,905
Tomkins Plc.	168,900	412,093
Tullett Prebon Plc.	54,745	501,862
Unilever Plc.	24,486	670,586
Vedanta Resources Ltd.	17,894	711,314
Vodafone Group Plc.	856,099	2,298,621
Wellstream Holdings Plc *	42,080	989,898

Total United Kingdom		46,081,473

Total Common Stocks (Cost $250,941,943)		249,600,182

RIGHTS—0.0%
United Kingdom—0.0%
Bradford & Bingley Plc., Expires 8/15/08 at $1.0902* (cost $0)	31,054	1,539

	PAR VALUE
MONEY MARKET FUND—0.4%
MTB Prime Money Market Fund, Corporate Shares, 2.18% (7)(8) (Cost $953,692)	$953,692	953,692

Total Investments—99.3% (Cost $251,895,635)		250,555,413

Other assets less liabilities—0.7%		1,749,170

Total Net Assets—100.0%		$252,304,583

Various inputs are used in determining the value of the portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments[3]
Level 1 - Quoted Prices	$23,867,091	$—
Level 2 - Other Significant Observable Inputs	226,688,322	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$250,555,413	$—

[3]

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The categories of investments are shown as a percentage of total net assets at July 31, 2008.

(1)	Floating rate note with current rate and next reset date shown.

(2)	Denotes a restricted security that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, or (b) is subject to a contractual restriction on public sales. At July 31, 2008, these restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
Short-Term Corporate Bond Fund	$2,468,486	4.7%
Intermediate-Term Bond Fund	2,864,814	1.7%
Income Fund	6,465,632	7.0%
Balanced Fund	211,477	0.9%

(3)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At July 31, 2008, these liquid restricted securities were as follows:

MTB Fund	Amount	Percentage of Total Net Assets
Short-Term Corporate Bond Fund	$2,468,486	4.7%
Intermediate-Term Bond Fund	2,864,814	1.7%
Income Fund	6,465,632	7.0%
Balanced Fund	211,477	0.9%

(4)	Current rate and next reset date shown for Variable Rate Demand Notes.

(5)	At July 31, 2008, 1.9% of the total investments at market value were subject to the alternative minimum tax for New York Municipal Bond Fund, 1.3% for Maryland Municipal Bond Fund and 14.7% for Virginia Municipal Bond Fund. At July 31, 2008, the Pennsylvania Municipal Bond Fund held no securities that are subject to the federal alternative minimum tax.

(6)	Discount rate at time of purchase.

(7)	7-Day net yield.

(8)	Affiliated company.

(9)	Security fair valued in accordance with procedures adopted by the Board of Trustees. At July 31, 2008, the value of these securities amounted to:

MTB Fund	Amount	Percentage of Total Net Assets
U.S. Government Bond Fund	$46,041	0.0%
Equity Index Fund	285	0.0%
Multi Cap Growth Fund	0	0.0%
Small Cap Growth Fund	0	0.0%
International Equity Fund	31,166	0.0%

(10)	Holders of Seagate Technology were issued contingent equity distribution rights pursuant to settlement of certain state tax matters and certain additional claims. Accordingly, there is no associated strike price or expiration date.

(11)	Holders of Mirant were issued contingent equity distribution rights pursuant to the Mirant Corporation Plan of Reorganization. Accordingly, there is no associated strike price or expiration date.

(12)	No associated strike price available.

(13)	No strike price or expiration date available due to ongoing litigation.

*	Non-income producing security.

The following acronyms are used throughout this report:

ADR – American Depositary Receipt

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax

CIFG – CDC (Caisse des Depots et Consignations) IXIS Financial Guarantee

COL – Collateralized

EDA – Economic Development Authority

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Administration

FNMA – Federal National Mortgage Association

FSA – Financial Security Assurance

FHLMC – Federal Home Loan Mortgage Corporation

GNMA – Government National Mortgage Association

GO – General Obligation

GTD – Guaranteed

HFA – Housing Finance Agency

HDA – Hospital Development Authority

HEFA – Health and Education Facilities Authority

IDA – Industrial Development Authority

IDFA – Industrial Development Finance Authority

INS – Insured

LOC(s) – Letter(s) of Credit

LT – Limited Tax

MBIA – Municipal Bond Investors Assurance

MBIA-IBC – MBIA Insured Bond Certificates

MTN – Medium Term Note

PRF – Prerefunded

SFM – Single Family Mortgage

UT – Unlimited Tax

VRDNs – Variable Rate Demand Notes

XLCA – XL Capital Assurance Inc

Fund	Cost of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short Duration Government Bond Fund	$166,154,133	$1,532,836	$835,560	$697,276

Short-Term Corporate Bond Fund	51,481,405	346,110	175,252	170,858

U.S. Government Bond Fund	116,495,023	1,595,872	2,107,703	(511,831)

New York Municipal Bond Fund	103,054,855	1,219,924	2,016,495	(796,571)

Pennsylvania Municipal Bond Fund	118,368,558	2,855,897	2,344,874	511,023

Maryland Municipal Bond Fund	127,732,037	2,670,760	3,058,394	(387,634)

Virginia Municipal Bond Fund	17,157,303	479,077	274,140	204,937

Intermediate-Term Bond Fund	170,584,176	915,783	1,761,813	(846,030)

Income Fund	95,007,186	344,176	2,727,713	(2,383,537)

Conservative Growth Fund	11,090,580	47,458	809,095	(761,637)

Moderate Growth Fund	56,310,029	98,292	4,364,016	(4,265,724)

Aggressive Growth Fund	28,770,492	1,903	2,827,806	(2,825,903)

Balanced Fund	23,833,395	953,048	2,428,413	(1,475,365)

Equity Income Fund	28,717,193	562,008	5,312,565	(4,750,557)

Large Cap Value Fund	158,502,601	25,305,538	31,064,120	(5,758,582)

Equity Index Fund	90,287,784	20,068,383	12,464,043	7,604,340

Large Cap Stock Fund	106,783,179	34,198,104	10,275,211	23,922,893

Large Cap Growth Fund	66,705,891	5,478,698	5,607,375	(128,677)

Multi Cap Growth Fund	25,755,077	2,887,405	2,224,649	662,756

Mid Cap Stock Fund	103,468,219	14,459,496	17,553,122	(3,093,626)

Mid Cap Growth Fund	68,834,685	12,502,846	4,997,386	7,505,460

Small Cap Stock Fund	70,209,091	6,928,876	9,183,103	(2,254,227)

Small Cap Growth Fund	178,878,229	16,698,522	7,831,355	8,867,167

International Equity Fund	251,895,635	24,312,103	25,652,325	(1,340,222)

INVESTMENT VALUATION

Market values of the Fund’s portfolio securities are determined as follows:

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over- the-counter market), if available;

in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the- counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the “Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

for investments in other open-ended regulated investment companies, based on net asset value (NAV);

for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost; and

for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the mean prices currently offered to institutional investors for the securities. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities using the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund’s Trustees, although the actual calculation may be done by others. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value.

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Principal Executive Officer and Principal Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made know to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3 (d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(i)	Certification of each principal executive officer and principal financial officer the Registrant as required by Rule 30a-2 (a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99. CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MTB Group of Funds.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	September 24, 2008

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	September 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Richard J. Berthy
Richard J. Berthy
Principal Executive Officer

Date:	September 24, 2008

By:	/s/ Guy Nordahl
Guy Nordahl
Principal Financial Officer

Date:	September 24, 2008